                                                   AS FILED PURSUANT TO RULE 497
                                                UNDER THE SECURITIES ACT OF 1933
                                        REGISTRATION NO. 033-02460 AND 811-04819

                                                                   [CLIENT LOGO]
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                              MAXIFLEX INDIVIDUAL
          INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                      AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Jefferson National Life Insurance Company ("Jefferson National"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. The Contracts are designed for use in retirement planning.

  The Contract has a variety of investment options: a Fixed Account and several sub-accounts, each of which invests in one of the Investment Portfolios listed below. Depending on market conditions, you can make or lose money in any of these sub-accounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

40/86 SERIES TRUST

MANAGED BY 40/86 ADVISORS, INC.

  - 40/86 Series Trust Balanced Portfolio

  - 40/86 Series Trust Equity Portfolio

  - 40/86 Series Trust Fixed Income Portfolio

  - 40/86 Series Trust Focus 20 Portfolio

  - 40/86 Series Trust Government Securities Portfolio

  - 40/86 Series Trust High Yield Portfolio

  - 40/86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

  - AIM V.I. Basic Value Fund - Series II shares

  - AIM V.I. High Yield Fund - Series I shares

  - AIM V.I. Mid Cap Core Equity Fund - Series II shares

  - AIM V.I. Real Estate Fund - Series I shares

MANAGED BY A I M ADVISORS, INC.
  SUBADVISOR - INVESCO INSTITUTIONAL (N.A.), INC.

  - INVESCO VIF--Core Equity Fund - Series I shares

  - INVESCO VIF--Financial Services Fund - Series I shares

  - INVESCO VIF--Health Sciences Fund - Series I shares

  - INVESCO VIF--Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

  - Alger American Growth Portfolio Class O

  - Alger American Leveraged AllCap Portfolio Class O

  - Alger American MidCap Growth Portfolio Class O

  - Alger American Small Capitalization Portfolio Class O

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

  - American Century VP Income & Growth Fund

  - American Century VP Inflation Protection Fund

  - American Century VP International Fund

  - American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

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  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

  - Dreyfus VIF--Disciplined Stock Portfolio

  - Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

  - Federated Capital Income Fund II

  - Federated High Income Bond Fund II (Primary Shares)

  - Federated International Equity Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (NOT AVAILABLE FOR NEW SALES AS OF 3/9/04)

MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.

  - First American Large Cap Growth Portfolio

  - First American Mid Cap Growth Portfolio

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

  - Janus Aspen Growth Portfolio

  - Janus Aspen Mid Cap Growth Portfolio

  - Janus Aspen Growth and Income Portfolio

  - Janus Aspen International Growth Portfolio

  - Janus Aspen Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

  - Lazard Retirement Emerging Markets Portfolio

  - Lazard Retirement Equity Portfolio

  - Lazard Retirement International Equity Portfolio

  - Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

  - America's Value Portfolio

  - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

  - Neuberger Berman AMT Fasciano Portfolio (Class S)

  - Neuberger Berman AMT International Portfolio (Class S)

  - Neuberger Berman AMT Limited Maturity Bond Portfolio

  - Neuberger Berman AMT Mid-Cap Growth Portfolio

  - Neuberger Berman AMT Partners Portfolio

  - Neuberger Berman AMT Regency Portfolio

  - Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

  - PIMCO VIT Money Market Portfolio

  - PIMCO VIT Real Return Portfolio

  - PIMCO VIT Short-Term Portfolio

  - PIMCO VIT Total Return Fund

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

  - Pioneer Equity Income VCT II Portfolio

  - Pioneer Europe VCT II Portfolio

  - Pioneer Fund VCT II Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

  - Royce Micro-Cap Portfolio

  - Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Juno Fund

  - Rydex Medius Fund

  - Rydex Mekros Fund

  - Rydex Nova Fund

  - Rydex OTC Fund

  - Rydex Sector Rotation Fund

  - Rydex Ursa Fund

  - Rydex U.S. Government Bond Fund

  - Rydex U.S. Government Money Market Fund

RYDEX VARIABLE TRUST--NOT AVAILABLE UNTIL ON OR AFTER 7/15/04

MANAGED BY RYDEX GLOBAL ADVISORS

  - Rydex Arktos Fund

  - Rydex Banking Fund

  - Rydex Basic Materials Fund

  - Rydex Biotechnology Fund

  - Rydex Consumer Products Fund

  - Rydex Electronics Fund

  - Rydex Energy Fund

  - Rydex Energy Services Fund

  - Rydex Financial Services Fund

  - Rydex Health Care Fund

  - Rydex Internet Fund

  - Rydex Inverse Dynamic Dow 30 Fund

  - Rydex Inverse Mid-Cap Fund

  - Rydex Inverse Small-Cap Fund

  - Rydex Large-Cap Europe Fund

  - Rydex Large-Cap Japan Fund

  - Rydex Large-Cap Growth Fund

  - Rydex Large-Cap Value Fund

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  - Rydex Leisure Fund

  - Rydex Long Dynamic Dow 30 Fund

  - Rydex Mid-Cap Growth Fund

  - Rydex Mid-Cap Value Fund

  - Rydex Precious Metals Fund

  - Rydex Real Estate Sector Fund

  - Rydex Retailing Fund

  - Rydex Small-Cap Growth Fund

  - Rydex Small-Cap Value Fund

  - Rydex Technology Fund

  - Rydex Telecommunications Fund

  - Rydex Titan 500 Fund

  - Rydex Transportation Fund

  - Rydex Utilities Fund

  - Rydex Velocity 100 Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

  - Salomon Brothers Variable All Cap Fund

  - Salomon Brothers Variable Large Cap Growth Fund

  - Salomon Brothers Variable Strategic Bond Fund

  - Salomon Brothers Variable Total Return Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

  - Seligman Communications and Information Portfolio

  - Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

  - Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

  - Strong Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

  - Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

  - Van Eck Worldwide Absolute Return Fund

  - Van Eck Worldwide Bond Fund

  - Van Eck Worldwide Emerging Markets Fund

  - Van Eck Worldwide Hard Assets Fund

  - Van Eck Worldwide Real Estate Fund

VARIABLE INSURANCE FUNDS

MANAGED BY CHOICE INVESTMENT MANAGEMENT, LLC

  - Choice VIT Market Neutral Fund

  Please read this prospectus before investing and retain it for future reference. It contains important information about The Maxiflex Individual Flexible Premium Deferred Fixed/Variable Annuity Contract.

  To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   - Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   - Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:

   - ARE NOT BANK DEPOSITS

   - ARE NOT FEDERALLY INSURED

   - ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

   - ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.

May 1, 2004

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TABLE OF CONTENTS

                                                                            PAGE
DEFINITIONS...............................................................    6
HIGHLIGHTS................................................................    7
FEE TABLE.................................................................    8
CONDENSED FINANCIAL INFORMATION...........................................   10
JEFFERSON NATIONAL........................................................   11
CONTRACT OWNER INQUIRIES..................................................   11
FINANCIAL STATEMENTS......................................................   11
THE VARIABLE ACCOUNT......................................................   11
VARIABLE ACCOUNT INVESTMENT OPTIONS.......................................   11
  Voting Rights...........................................................   12
FIXED ACCOUNT.............................................................   12
THE CONTRACTS.............................................................   12
ACCUMULATION PROVISIONS (THE ANNUITY PERIOD)..............................   13
  Purchase Payments.......................................................   13
  Allocation of Purchase Payments.........................................   13
  Accumulation Units......................................................   13
  Accumulation Unit Values................................................   13
TRANSFERS.................................................................   13
  How You Can Make Transfers..............................................   13
  Excessive Trading Limits................................................   14
  Dollar Cost Averaging Program...........................................   14
  Rebalancing Program.....................................................   14
  Asset Allocation Program................................................   15
  Interest Sweep Program..................................................   15
  Withdrawals.............................................................   15
  Suspension of Payments..................................................   15
RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS...........................   15
RESTRICTIONS UNDER SECTION 403(B) PLANS...................................   16
SYSTEMATIC WITHDRAWAL PLAN................................................   16
LOANS.....................................................................   16
CHARGES AND DEDUCTIONS....................................................   16
  Withdrawal Charge.......................................................   16
  Withdrawal Charge Waivers...............................................   17
  Administrative Charge...................................................   18
  Mortality and Expense Risk Charge.......................................   18
  Premium Taxes...........................................................   18
  Investment Portfolio Expenses...........................................   18
  Reduction or Elimination of Contract Charges............................   18
  Other Charges...........................................................   18
DEATH BENEFITS............................................................   19
THE ANNUITY PERIOD........................................................   19
  Electing the Annuity Period and Form of Annuity.........................   19
  Annuity Options.........................................................   19
  Transfers During the Annuity Period.....................................   20
  Death Benefit During the Annuity Period.................................   21
  Other Contract Provisions...............................................   21

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
TAXES.....................................................................   21
  Annuity Contracts in General............................................   21
  Tax Status of the Contracts.............................................   21
  Taxation of Non-Qualified Contracts.....................................   22
  Taxation of Qualified Contracts.........................................   23
  Possible Tax Law Changes................................................   24
GENERAL MATTERS...........................................................   24
  Distribution of Contracts...............................................   24
  Legal Proceedings.......................................................   24
APPENDIX A--CONDENSED FINANCIAL INFORMATION...............................   25
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..............   35
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............   52

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DEFINITIONS OF SPECIAL TERMS

  ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

  ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract value during the Accumulation Period.

  ANNUITANT: The named individual upon whose life Annuity Payments are based. The Annuitant receives the Annuity Payments.

  ANNUITY PAYMENTS: A series of periodic payments we make under an annuity option.

  ANNUITY PERIOD: The period during which we make Annuity Payments.

  CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

  CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

  CODE: Internal Revenue Code of 1986, as amended.

  FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

  INDIVIDUAL CONTRACT: The record we establish to represent your interest in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

  INVESTMENT OPTIONS: The investment choices available to Contract Owners.

  INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  PLAN: A voluntary program for an employer that qualifies for special tax treatment.

  PURCHASE PAYMENTS: The payments made to Jefferson National under the terms of the Contract.

  VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

  VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into sub-accounts.

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HIGHLIGHTS

  The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. The Contracts that We are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the sub-accounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contracts are intended to be used to accumulate money for retirement. The Contracts provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The single Purchase Payment Contract is no longer offered for sale.

  All deferred annuity contracts, like the Contracts, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Withdrawal Charge of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

  If you are considering purchasing a Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contracts are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

  These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

  RETIREMENT PLANS: The Contracts may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

  DEATH BENEFIT: This Contracts includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

  LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

  ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

  TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

  INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

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FEE TABLE

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

                                                             FLEXIBLE PURCHASE PAYMENT CONTRACT  SINGLE PURCHASE PAYMENT CONTRACT
WITHDRAWAL CHARGE (as a percentage of amount
redeemed)(1)...............................................          8%                                  7%
TRANSFER FEE...............................................         None                                None

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                             FLEXIBLE PURCHASE PAYMENT CONTRACT  SINGLE PURCHASE PAYMENT CONTRACT
ANNUAL CONTRACT FEE........................................    $20 per contract per year          $25 per contract per year
ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average account value)
Mortality and Expense Fees(2)..............................              1.00%                              1.00%
Other Expenses.............................................              None                                None
TOTAL ANNUAL EXPENSES OF VARIABLE ACCOUNT..................              1.00%                              1.00%

  The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                          MINIMUM       MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)(3)..........     0.26%         15.04%

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total contract value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) Jefferson National has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to .30%, .44% and .68%, respectively. See the Statement of Additional Information for more information about this guarantee.

(3) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

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EXAMPLES OF FEES AND EXPENSES

  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, Contract fees, Annual Expenses of the Variable Account, and Investment Portfolio fees and expenses.

  The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  (1) If you surrender your Contract at the end of the applicable time period:

                                                          FLEXIBLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,411      $4,916      $6,853     $10,035

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $933       $1,014      $1,116      $1,573

                                                           SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,313      $4,820      $6,758     $10,039

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $835        $919       $1,025      $1,593

  (2) If you annuitize at the end of the applicable time period (except under certain circumstances):

                                                          FLEXIBLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,411      $4,916      $6,453     $10,035

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $933       $1,014       $716       $1,573

                                                           SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $2,313      $4,820      $6,458     $10,039

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $835        $919        $725       $1,593

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  (3) If you do not surrender your Contract:

                                                          FLEXIBLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,611      $4,316      $6,453     $10,035

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $133        $414        $716       $1,573

                                                           SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................    $1,612      $4,320      $6,453     $10,039

ASSUMING MINIMUM INVESTMENT                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES......................     $135        $419        $725       $1,593

CONDENSED FINANCIAL INFORMATION

  Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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JEFFERSON NATIONAL

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

CONTRACT OWNER INQUIRIES

  You should direct any inquiries you have regarding your Individual Contract, or any related matter to the Company's Variable Annuity Department to the address and telephone number shown under "Administrative Office" in the front of this prospectus.

FINANCIAL STATEMENTS

  The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

THE VARIABLE ACCOUNT

  The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

  Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

  The Variable Account is divided into sub-accounts. Each sub-account invests in shares of one of the Investment Portfolios.

  Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

  (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

  (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

  (c) to transfer any assets in any sub-account to another sub-account, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove sub-accounts in the Variable Account;

  (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

  (e) to change the way Jefferson National assesses charges, so long as the charges are not increased beyond the maximum charges guaranteed by the Contract.

  New or substitute Investment Portfolios may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

VARIABLE ACCOUNT INVESTMENT OPTIONS

  The Contract currently offers several Variable Account Investment Options (sub-accounts), each of which invests in an INVESTMENT PORTFOLIO listed at the beginning of this Prospectus. Appendix B contains information about the Investment Options. Money you invest in the sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

  You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Jefferson National at: (866) 667-0561.

  The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot

                                                                              11
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guarantee, and make no representation, that the investment results of similar
Investment Portfolios will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. In addition, large movements of assets into and out of the Investment Portfolios may negatively impact a Investment Portfolios's ability to achieve its investment objective. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

  Jefferson National may enter into certain arrangements under which it is compensated by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Portfolios.

VOTING RIGHTS

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

FIXED ACCOUNT

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  Purchase Payments and transfers to the Fixed Account become part of the general account of Jefferson National. You can transfer Contract Values between the Fixed and Variable Accounts Investment options, but the transfers are subject to the following:

  1. Before Annuity Payments begin, limits on transfers out of the Fixed Account may apply.

  2. You may not make transfers to or from the Fixed Account once Annuity Payments begin.

  The Variable Account Annual Expenses do not apply to values allocated to the Fixed Account.

  If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

  See your Contract for more information regarding the Fixed Account.

THE CONTRACTS

  The Contracts, like all deferred annuity contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

  The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

  There are two types of Contracts described in this prospectus:

  (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

12
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  (2) single Purchase Payment deferred annuity Contracts under which a single
      Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

  The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

  You can make Purchase Payments to Jefferson National at its Administrative Office. Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

  You may elect to have Purchase Payments accumulate:

  (a) on a fully variable basis, which means they are invested in the sub-accounts of the Variable Account (Variable Account Investment Options);

  (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Jefferson National (Fixed Account), which will never be less than the minimum rate prescribed by applicable state law; or

  (c)  a combination of both.

  You may request to change your allocation of future Purchase Payments 3 months after we establish your Individual Contract, or 3 months after you have made a prior change in allocation.

  Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

  If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

  We credit Purchase Payments that you allocate to the sub-accounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each sub-account separately.

ACCUMULATION UNIT VALUES

  Every business day we determine the value of an Accumulation Unit for each of the sub-accounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

  1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

  2. subtracting the daily amount of the mortality and expense risk fee.

  The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

  We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

TRANSFERS

  During the Accumulation Period, you may make transfers from one sub-account to another sub-account and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any three month period. Limits on transfers out of the Fixed Account may apply. You can make transfers between sub-accounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).

HOW YOU CAN MAKE TRANSFERS

  Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Jefferson National to accept telephone transfer

                                                                              13
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or internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Jefferson National from time to time.

  We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will be required for internet transfers. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Inviva Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

  Transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Contract Owners invested in the Investment Portfolio.However, these restrictions will generally not apply to transfers involving Investment Portfolios whose prospectuses disclose that the Investment Portfolios permit short-term trading or Investment Portfolios, such as a money market Investment Portfolio, which are generally unaffected by frequent transfers. Please review the respective underlying Investment Portfolio prospectus for details on any Investment Portfolio level information concerning short-term trading or frequent transfers.

  We also reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, or a third party advisor acting under a Limited Power of Attorney, if:

   - We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   - We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   - your transfer request would result in a redemption of a "substantive" amount from an Investment Portfolio that had been allocated to that Investment Portfolio for less than 30 days; "substantive" means a dollar amount that Jefferson National determines, in its sole discretion, could adversely affect the management of the Investment Portfolio.

  The restrictions imposed can include, but are not limited to, restrictions on transfers (E.G., by limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, We may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

  If your (or your agent's) Website transfer request is restricted or denied, We will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. Jefferson National reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

  Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the sub-accounts pursuant to your written instructions or over the internet. The transfers under this program are made to maintain a particular percentage allocation among the sub-accounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have

14
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at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one percent (1%) allocation increments. The maximum number of sub-accounts you can use for rebalancing is
15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

  Jefferson National understands the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with Jefferson National to make their services available to you. Jefferson National has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

INTEREST SWEEP PROGRAM

  Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

WITHDRAWALS

  The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the Contract Value as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable Withdrawal Charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such Annuity Payments terminates.

  For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

  If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options.

  Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

SUSPENSION OF PAYMENTS

  We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

  (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  (2) trading on the New York Stock Exchange is restricted;

  (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

  (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

  If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

  If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

  (1) termination of employment in all public institutions of higher education as defined by applicable law;

  (2) retirement; or

  (3) death.

  Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your

                                                                              15
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employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

  (1) when you attain age 59 1/2,

  (2) when you separate from service,

  (3) when you die,

  (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

  (5) in the case of hardship, or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

  Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   - salary reduction contributions made after December 31, 1988;

   - income attributable to such contributions; and

   - income attributable to amounts held as of December 31, 1988.

  The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

  Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. Subject to Our administrative procedures, you can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge").

  SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

  Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

  The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

  If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a withdrawal charge each year beginning with the second Contract year. If you own a flexible Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a withdrawal charge, but you may not make more than one free withdrawal in any calendar year. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a withdrawal charge.

  Jefferson National will calculate the deduction for withdrawal charges on the amount withdrawn in excess of the 10% free withdrawal when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of Contract Value. For the second or subsequent withdrawals in a Contract year, we will calculate the withdrawal charge on the total amount of each withdrawal.

  We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable withdrawal charge if the number of years under an annuity option for a guaranteed period selected is less than five.

  The withdrawal charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Contract Value.

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  The withdrawal charges are:

                                      FLEXIBLE               SINGLE
                                      PURCHASE              PURCHASE
                                      PAYMENT               PAYMENT
CONTRACT YEAR                         CONTRACT              CONTRACT
--------------------------------------------------------------------------
1.............................           8%                    7%
2.............................           7%                    6%
3.............................           6%                    5%
4.............................           5%                    4%
5.............................           4%                    3%
6.............................           3%                    0%
7.............................           2%                    0%
8.............................           1%                    0%
Thereafter....................           0%                    0%
--------------------------------------------------------------------------

EXAMPLES

  (1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Contract during the third Contract year:

    VALUE OF
    CONTRACT
       OR
   INDIVIDUAL
    ACCOUNT            SINGLE
    (AMOUNT           PREMIUM          WITHDRAWAL      ADMINISTRATIVE      REDEMPTION
   REDEEMED)          PAYMENT            CHARGE        FEE DEDUCTION*       PAYMENT
----------------------------------------------------------------------------------------
                                       $531 (5% x
    $11,800           $10,000           $10,620)            $25             $11,244

  *  Applicable to full withdrawals only.

  (2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Contract during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

     AMOUNT            AMOUNT          WITHDRAWAL        REDEMPTION
   REQUESTED          REDEEMED           CHARGE           PAYMENT
----------------------------------------------------------------------
   $1,000.00         $1,052.63        $52.63 (5%)        $1,000.00

 In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the withdrawal charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The Individual Contract value will be reduced by this amount.

  If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

WITHDRAWAL CHARGE WAIVERS

  WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

   - your Contract has been in force for at least 1 year;

   - you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   - you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   - your employment was involuntarily terminated by your employer; and

   - you certify to us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

  WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

   - you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   - confinement begins after the first Contract year;

   - confinement is prescribed by a qualified physician and is medically necessary;

   - request for this benefit is made during confinement or within 60 days after confinement ends; and

   - we receive proof of confinement.

  This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

  This benefit may not be available in your state.

  WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner

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has a terminal illness (which is expected to result in death within 12 months from the notice).

   - To qualify, the diagnosis and notice must occur after the first Contract year ends.

   - This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   - This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

  This benefit may not be available in your state.

  With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

ADMINISTRATION FEE (ANNUAL CONTRACT FEE)

  During the Accumulation Period, Jefferson National deducts an annual contract fee on each July 2 from the Individual Contract value. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Jefferson National may also assess this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

  Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the sub-accounts of Variable Account. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.

MORTALITY AND EXPENSE RISK CHARGE

  Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

  Variable Annuity Payments made under the Contracts vary with the investment performance of the sub-accounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. This is the mortality risk.

  Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also provides the death benefits under the Contracts. Jefferson National also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

PREMIUM TAXES

  We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

INVESTMENT PORTFOLIO EXPENSES

  There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

  In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract and/or the average contribution. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

  Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each sub-account of the Variable Account for its portion of any income tax charged to the sub-account or its assets.

  Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its sub-accounts could have an adverse effect on the investment performance of the sub-accounts.

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DEATH BENEFITS

  In the event the Owner, a Joint Owner or the Annuitant dies before Annuity Payments commence, Jefferson National will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract. We will determine the Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office.

  Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies.

  In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts.

  If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

  In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

THE ANNUITY PERIOD--SETTLEMENT PROVISIONS

ELECTING THE ANNUITY PERIOD AND FORM OF ANNUITY

  You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Jefferson National. If you do not make such elections, we will make payments automatically beginning on the first day of the month coinciding with the Annuitant's reaching age 65 under a lifetime annuity with 120 monthly payments certain. The value of your Individual Contract will be based upon the value in the sub-accounts of the Variable Account to provide variable Annuity Payments.

  You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

  You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

  See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

  You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the sub-accounts of the Variable Account.

  FIRST OPTION--INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

  SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of

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guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

  THIRD OPTION--JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

  Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

  FOURTH OPTION--INCOME FOR A PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. However, any applicable withdrawal charges will be made if the number of years selected is less than five. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

  To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

  (1) be paid in one sum, or

  (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 4) described above, provided that the value is at least $5,000.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

  FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years.

  The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Contract value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

  If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

  SIXTH OPTION--DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS
ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

  Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

  Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

  The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

  You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

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  Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

  If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

  TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract value, or the Purchase Payments you have made if required by state law.

  OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

  A Qualified Contract may not be assigned. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

  Assigning a Contract or changing the ownership of a Contract may be a taxable event.

TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

 DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each sub-account, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

 OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-accounts of the Separate Account. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

 REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of

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an Owner of the Contract. Specifically, section 72(s) requires that (a) if any
Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

  The Non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Other rules may apply to qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

 NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

 WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

 PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   - made on or after the taxpayer reaches age 59 1/2;

   - made on or after the death of an Owner;

   - attributable to the taxpayer's becoming disabled; or

   - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

 ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

 TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

 TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

 WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

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 MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

  INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

  ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a Participant may specify the form of investment in which his or her participation will be made. Under a non-governmental

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plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

 OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

GENERAL MATTERS

DISTRIBUTION OF CONTRACTS

  Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, is the principal underwriter of the Contracts. ISC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor ISC is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

INDEPENDENT AUDITORS

  The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003, and the financial statements of Jefferson National Life Annuity Account C at December 31, 2003 and for each of the two years in the period ended December 31, 2003 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

APPENDIX A--CONDENSED FINANCIAL INFORMATION

  The table below provides per unit information about the financial history of the sub-accounts for the periods ended December 31.

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
40/86 SERIES TRUST:
-------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO(b)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $2.434           $2.823           $3.053           $2.874      $2.219
Ending AUV.........................           $2.971           $2.434           $2.823           $3.053      $2.874
Percentage change in AUV...........           22.06%          -13.78%           -7.53%            6.22%      29.55%
Ending number of AUs...............        4,013,589        4,287,817        5,429,731        5,974,170   6,250,754
-------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO--QUALIFIED(c)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................          $28.196          $32.776          $36.778          $36.036     $24.295
Ending AUV.........................          $38.430          $28.196          $32.776          $36.778     $36.036
Percentage change in AUV...........           36.30%          -13.97%          -10.88%            2.06%      48.33%
Ending number of AUs...............        2,718,137        3,332,246        4,643,061        5,664,084   6,177,795
-------------------------------------------------------------------------------------------------------------------
EQUITY--NON-QUALIFIED(c)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................          $22.320          $25.945          $29.113          $28.526     $19.232
Ending AUV.........................          $30.422          $22.320          $25.945          $29.113     $28.526
Percentage change in AUV...........           36.30%          -13.97%          -10.88%            2.06%      48.33%
Ending number of AUs...............           73,766           83,792          110,643          126,693     154,728
-------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--
QUALIFIED(d)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $6.946           $6.685           $6.188           $5.674      $5.738
AUV at end of period...............           $7.538           $6.946           $6.685           $6.188      $5.674
Percentage change in AUV...........            8.52%            3.90%            8.03%            9.06%      -1.12%
Ending number of AUs...............        1,096,246        1,277,270        1,777,051        1,750,249   2,139,411
-------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--
NON-QUALIFIED(d)
-------------------------------------------------------------------------------------------------------------------
AUV at beginning of period.........           $6.674           $6.423           $5.945           $5.452      $5.514
Ending AUV.........................           $7.243           $6.674           $6.423           $5.945      $5.452
Percentage change in AUV...........            8.53%            3.91%            8.03%            9.06%      -1.12%
Ending number of AUs...............           37,649           40,573           66,984           55,818      69,191
-------------------------------------------------------------------------------------------------------------------
FOCUS 20 PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.213           $0.451           $0.844           $1.000         N/A
Ending AUV.........................           $0.323           $0.213           $0.451           $0.844         N/A
Percentage change in AUV...........           51.64%          -52.77%          -46.56%          -15.60%         N/A
Ending number of AUs...............          333,514           66,826          152,077          147,829         N/A
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO(b)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.623           $1.500           $1.427           $1.290      $1.336
Ending AUV.........................           $1.629           $1.623           $1.500           $1.427      $1.290
Percentage change in AUV...........            0.37%            8.20%            5.12%           10.58%      -3.44%
Ending number of AUs...............          414,231          599,973          447,132          414,137     989,803
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.093           $1.047           $1.025           $1.000         N/A
Ending AUV.........................           $1.379           $1.093           $1.047           $1.025         N/A
Percentage change in AUV...........           26.17%            4.39%            2.15%            2.50%         N/A
Ending number of AUs...............           91,637           68,503           26,639           11,801         N/A

                                                1998             1997        1996        1995        1994

40/86 SERIES TRUST:
-------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO(b)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $2.030           $1.740      $1.370      $1.052      $1.068
Ending AUV.........................           $2.219           $2.030      $1.740      $1.370      $1.052
Percentage change in AUV...........            9.27%           16.68%      27.01%      30.19%      -1.51%
Ending number of AUs...............        7,300,114        6,907,154   5,801,102   5,007,682   3,888,125
-------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO--QUALIFIED(c)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................          $21.148          $17.933     $12.448      $9.191      $9.069
Ending AUV.........................          $24.295          $21.148     $17.933     $12.448      $9.191
Percentage change in AUV...........           14.88%           17.93%      44.06%      35.44%       1.35%
Ending number of AUs...............        7,294,849        8,714,598   8,464,009   7,950,068   7,356,167
-------------------------------------------------------------------------------------------------------------------
EQUITY--NON-QUALIFIED(c)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................          $16.740          $14.195      $9.854      $7.275      $7.179
Ending AUV.........................          $19.232          $16.740     $14.195      $9.854      $7.275
Percentage change in AUV...........           14.88%           17.93%      44.06%      35.44%       1.35%
Ending number of AUs...............          223,506          274,648     283,828     286,775     271,457
-------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--
QUALIFIED(d)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $5.445           $4.990      $4.790      $4.080      $4.224
AUV at end of period...............           $5.738           $5.445      $4.990      $4.790      $4.080
Percentage change in AUV...........            5.39%            9.11%       4.19%      17.38%      -3.41%
Ending number of AUs...............        2,455,411        2,784,065   2,973,412   3,072,607   2,961,739
-------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--
NON-QUALIFIED(d)
-------------------------------------------------------------------------------------------------------------------
AUV at beginning of period.........           $5.232           $4.795      $4.602      $3.921      $4.059
Ending AUV.........................           $5.514           $5.232      $4.795      $4.602      $3.921
Percentage change in AUV...........            5.39%            9.11%       4.19%      17.38%      -3.41%
Ending number of AUs...............           93,115          125,557     136,642     179,684     197,847
-------------------------------------------------------------------------------------------------------------------
FOCUS 20 PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO(b)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.261           $1.176      $1.156      $0.995      $1.034
Ending AUV.........................           $1.336           $1.261      $1.176      $1.156      $0.995
Percentage change in AUV...........            6.01%            7.19%       1.72%      16.18%      -3.79%
Ending number of AUs...............          702,665          485,631     365,164     422,359     335,451
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO(d)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $3.178           $3.170           $3.080           $2.930      $2.821
Ending AUV.........................           $3.167           $3.178           $3.170           $3.080      $2.930
Percentage change in AUV...........           -0.35%            0.25%            2.92%            5.12%       3.85%
Ending number of AUs...............          838,406        1,203,004        1,765,091        2,302,771   3,362,182
-------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
-------------------------------------------------------------------------------------------------------------------
BASIC VALUE FUND(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.295              N/A              N/A              N/A         N/A
Percentage change in AUV...........           29.50%              N/A              N/A              N/A         N/A
Ending Number of AUs...............           19,744              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MID CAP CORE EQUITY FUND(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.996              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.244              N/A              N/A              N/A         N/A
Percentage change in AUV...........           24.90%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            2,324              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
-------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.142           $1.722           $1.972           $2.338      $1.765
Ending AUV.........................           $1.528           $1.142           $1.722           $1.972      $2.338
Percentage change in AUV...........           33.80%          -33.68%          -12.68%          -15.64%      32.41%
Ending number of AUs...............        1,063,276        1,197,574        1,752,801        1,625,583   1,184,056
-------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $2.071           $3.165           $3.802           $5.109      $2.898
Ending AUV.........................           $2.762           $2.071           $3.165           $3.802      $5.109
Percentage change in AUV...........           33.37%          -34.57%          -16.75%          -25.58%      76.29%
Ending number of AUs...............        1,038,001        1,321,634        1,652,034        1,598,002   1,092,626
-------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.409           $2.020           $2.183           $2.019      $1.547
Ending AUV.........................           $2.062           $1.409           $2.020           $2.183      $2.019
Percentage change in AUV...........           46.34%          -30.25%           -7.47%            8.11%      30.54%
Ending number of AUs...............          576,759          446,395          410,608          303,861     107,741
-------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.829           $1.135           $1.627           $2.257      $1.590
Ending AUV.........................           $1.168           $0.829           $1.135           $1.627      $2.257
Percentage change in AUV...........           40.89%          -26.96%          -30.24%          -27.91%      41.99%
Ending number of AUs...............        1,090,232        1,081,268        1,407,153        1,518,472   1,477,791
-------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC.:(i)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.793           $1.027           $1.005              N/A         N/A
Ending AUV.........................           $1.040           $0.793           $1.027              N/A         N/A
Percentage change in AUV...........           31.15%          -22.78%            2.19%              N/A         N/A
Ending number of AUs...............            6,010              979            7,334              N/A         N/A

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO(d)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $2.708           $2.598      $2.496      $2.387      $2.321
Ending AUV.........................           $2.821           $2.708      $2.598      $2.496      $2.387
Percentage change in AUV...........            4.18%            4.22%       4.10%       4.57%       2.85%
Ending number of AUs...............        1,922,118        1,624,326   1,849,618   1,538,629   1,619,841
-------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
-------------------------------------------------------------------------------------------------------------------
BASIC VALUE FUND(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MID CAP CORE EQUITY FUND(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
-------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.204           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.765           $1.204         N/A         N/A         N/A
Percentage change in AUV...........           46.60%           20.42%         N/A         N/A         N/A
Ending number of AUs...............          335,852          120,648         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.855           $1.565      $1.411      $1.000         N/A
Ending AUV.........................           $2.898           $1.855      $1.565      $1.411         N/A
Percentage change in AUV...........           56.26%           18.49%      10.92%      41.12%         N/A
Ending number of AUs...............          479,432          388,810     332,180      48,284         N/A
-------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.199           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.547           $1.199         N/A         N/A         N/A
Percentage change in AUV...........           29.00%           19.91%         N/A         N/A         N/A
Ending number of AUs...............           85,729           10,680         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.390           $1.260      $1.222      $1.000         N/A
Ending AUV.........................           $1.590           $1.390      $1.260      $1.222         N/A
Percentage change in AUV...........           14.38%           10.28%       3.14%      22.18%         N/A
Ending number of AUs...............        1,509,932        1,616,358   1,294,236     421,326         N/A
-------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC.:(i)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:
-------------------------------------------------------------------------------------------------------------------
VP INCOME AND GROWTH FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.812           $1.018           $1.122           $1.268      $1.085
Ending AUV.........................           $1.041           $0.812           $1.018           $1.122      $1.268
Percentage change in AUV...........           28.20%          -20.24%           -9.27%          -11.48%      16.85%
Ending number of AUs...............          217,674          134,358          227,081          285,708     180,072
-------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.953           $1.208           $1.723           $2.093      $1.289
Ending AUV.........................           $1.174           $0.953           $1.208           $1.723      $2.093
Percentage change in AUV...........           23.19%          -21.11%          -29.89%          -17.67%      62.41%
Ending number of AUs...............          340,277          217,435          178,676          149,696     148,279
-------------------------------------------------------------------------------------------------------------------
VP VALUE FUND(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.415           $1.636           $1.465           $1.252      $1.276
Ending AUV.........................           $1.807           $1.415           $1.636           $1.465      $1.252
Percentage change in AUV...........           27.70%          -13.51%           11.67%           17.00%      -1.84%
Ending number of AUs...............          559,711          667,068          621,519          300,917     300,067
-------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.408           $2.001           $2.610           $2.964      $2.301
Ending AUV.........................           $1.756           $1.408           $2.001           $2.610      $2.964
Percentage change in AUV...........           24.72%          -29.64%          -23.33%          -11.93%      28.79%
Ending number of AUs...............        1,701,704        1,648,448        1,925,972        1,946,033   1,607,964
-------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.686           $2.193           $2.522           $2.808      $2.352
Ending AUV.........................           $2.142           $1.686           $2.193           $2.522      $2.808
Percentage change in AUV...........           27.05%          -23.12%          -13.05%          -10.20%      19.40%
Ending number of AUs...............        5,750,564        6,282,169        8,337,240        8,840,618   8,745,043
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.746           $0.973           $1.133           $1.260      $1.075
Ending AUV.........................           $0.912           $0.746           $0.973           $1.133      $1.260
Percentage change in AUV...........           22.25%          -23.33%          -14.12%          -10.11%      17.27%
Ending number of AUs...............          158,295          166,443          317,573          331,573      57,395
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.851           $0.979           $1.139           $1.195      $0.944
Ending AUV.........................           $1.148           $0.851           $0.979           $1.139      $1.195
Percentage change in AUV...........           34.90%          -13.07%          -14.05%           -4.68%      26.55%
Ending number of AUs...............          164,785           87,174           52,695           34,328       5,892
-------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
-------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME FUND II(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.026           $1.363           $1.595           $1.770      $1.758
Ending AUV.........................           $1.226           $1.026           $1.363           $1.595      $1.770
Percentage change in AUV...........           19.49%          -24.72%          -14.55%           -9.88%       0.68%
Ending number of AUs...............          260,608          275,084          317,990          316,840     417,936

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIO, INC.:
-------------------------------------------------------------------------------------------------------------------
VP INCOME AND GROWTH FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $1.085              N/A         N/A         N/A         N/A
Percentage change in AUV...........            8.48%              N/A         N/A         N/A         N/A
Ending number of AUs...............           91,593              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.096           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.289           $1.096         N/A         N/A         N/A
Percentage change in AUV...........           17.58%            9.59%         N/A         N/A         N/A
Ending number of AUs...............          105,233               95         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
VP VALUE FUND(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.229           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.276           $1.229         N/A         N/A         N/A
Percentage change in AUV...........            3.77%           22.93%         N/A         N/A         N/A
Ending number of AUs...............          111,175           19,126         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.796           $1.413      $1.178      $1.000         N/A
Ending AUV.........................           $2.301           $1.796      $1.413      $1.178         N/A
Percentage change in AUV...........           28.09%           27.11%      20.01%      17.76%         N/A
Ending number of AUs...............          802,406          359,437     114,173      27,728         N/A
-------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND:(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.853           $1.402      $1.160      $1.000         N/A
Ending AUV.........................           $2.352           $1.853      $1.402      $1.160         N/A
Percentage change in AUV...........           26.94%           32.20%      20.79%      16.03%         N/A
Ending number of AUs...............        5,996,870        3,025,807   1,395,520     561,967         N/A
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------------------------------------------
DISCIPLINED STOCK PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $1.075              N/A         N/A         N/A         N/A
Percentage change in AUV...........            7.48%              N/A         N/A         N/A         N/A
Ending number of AUs...............           18,002              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $0.944              N/A         N/A         N/A         N/A
Percentage change in AUV...........           -5.58%              N/A         N/A         N/A         N/A
Ending number of AUs...............                0              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
-------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME FUND II(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.558           $1.243      $1.125      $1.000         N/A
Ending AUV.........................           $1.758           $1.558      $1.243      $1.125         N/A
Percentage change in AUV...........           12.82%           25.38%      10.45%      12.53%         N/A
Ending number of AUs...............          428,133          196,753     111,929      53,189         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.275           $1.270           $1.265           $1.405      $1.387
Ending AUV.........................           $1.542           $1.275           $1.270           $1.265      $1.405
Percentage change in AUV...........           20.94%            0.39%            0.40%           -9.96%       1.29%
Ending number of AUs...............          256,317          280,937          454,854          410,607     521,675
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.119           $1.464           $2.095           $2.734      $1.494
Ending AUV.........................           $1.461           $1.119           $1.464           $2.095      $2.734
Percentage change in AUV...........           30.56%          -23.57%          -30.12%          -23.38%      83.05%
Ending number of AUs...............          224,295          144,534          232,182          227,718     158,076
-------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.575           $0.831           $1.017              N/A         N/A
Ending AUV.........................           $0.700           $0.575           $0.831              N/A         N/A
Percentage change in AUV...........           21.74%          -30.81%          -18.29%              N/A         N/A
Ending number of AUs...............            2,932              850                0              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.596           $0.852           $1.013              N/A         N/A
Ending AUV.........................           $0.783           $0.596           $0.852              N/A         N/A
Percentage change in AUV...........           31.38%          -30.05%          -15.89%              N/A         N/A
Ending number of AUs...............            4,678           35,472                0              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.879           $1.098           $1.218           $1.173      $1.032
Ending AUV.........................           $1.067           $0.879           $1.098           $1.218      $1.173
Percentage change in AUV...........           21.39%          -19.95%           -9.85%            3.80%      13.70%
Ending number of AUs...............          168,492          117,824           84,425           22,761      12,180
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.819           $0.971           $1.008              N/A         N/A
Ending AUV.........................           $1.050           $0.819           $0.971              N/A         N/A
Percentage change in AUV...........           28.21%          -15.65%           -3.67%              N/A         N/A
Ending number of AUs...............            5,872            5,291              544              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.767           $1.025           $1.005              N/A         N/A
Ending AUV.........................           $0.970           $0.767           $1.025              N/A         N/A
Percentage change in AUV...........           26.47%          -25.17%            1.99%              N/A         N/A
Ending number of AUs...............           82,572           30,657            4,861              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.742           $0.759           $0.901           $1.030      $0.953
Ending AUV.........................           $0.918           $0.742           $0.759           $0.901      $1.030
Percentage change in AUV...........           23.72%           -2.24%          -15.76%          -12.56%       8.11%
Ending number of AUs...............           59,596           26,264           97,818           91,169     119,099
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.068           $1.014           $1.003              N/A         N/A
Ending AUV.........................           $1.467           $1.068           $1.014              N/A         N/A
Percentage change in AUV...........           37.36%            5.33%            1.10%              N/A         N/A
Ending number of AUs...............          137,497           83,537                0              N/A         N/A

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.364           $1.210      $1.070      $1.000         N/A
Ending AUV.........................           $1.387           $1.364      $1.210      $1.070         N/A
Percentage change in AUV...........            1.68%           12.70%      13.17%       6.96%         N/A
Ending number of AUs...............          402,613          103,898      44,124       1,178         N/A
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.201           $1.102      $1.028      $1.000         N/A
Ending AUV.........................           $1.494           $1.201      $1.102      $1.028         N/A
Percentage change in AUV...........           24.33%            8.99%       7.23%       2.80%         N/A
Ending number of AUs...............          153,805          117,785      70,090       9,399         N/A
-------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $1.032              N/A         N/A         N/A         N/A
Percentage change in AUV...........            3.20%              N/A         N/A         N/A         N/A
Ending number of AUs...............           34,697              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $0.953              N/A         N/A         N/A         N/A
Percentage change in AUV...........           -4.69%              N/A         N/A         N/A         N/A
Ending number of AUs...............           22,719              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPPORTUNITY FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.382           $0.726           $1.025              N/A         N/A
Ending AUV.........................           $0.549           $0.382           $0.726              N/A         N/A
Percentage change in AUV...........           43.72%          -47.38%          -29.17%              N/A         N/A
Ending number of AUs...............           33,386              544                0              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.282           $0.579           $1.028              N/A         N/A
Ending AUV.........................           $0.375           $0.282           $0.579              N/A         N/A
Percentage change in AUV...........           32.98%          -51.30%          -43.68%              N/A         N/A
Ending number of AUs...............                0                0                0              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
-------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.464           $2.013           $2.701           $3.193      $2.240
Ending AUV.........................           $1.909           $1.464           $2.013           $2.701      $3.193
Percentage change in AUV...........           30.40%          -27.27%          -25.47%          -15.40%      42.55%
Ending number of AUs...............        3,283,713        3,348,500        4,139,585        4,537,896   3,595,530
-------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO(n)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.023              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.230              N/A              N/A              N/A         N/A
Percentage change in AUV...........           20.23%              N/A              N/A              N/A         N/A
Ending Number of AUs...............          453,889              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO(n)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.014              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.448              N/A              N/A              N/A         N/A
Percentage change in AUV...........           42.80%              N/A              N/A              N/A         N/A
Ending Number of AUs...............           27,998              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.296           $1.816           $3.030           $4.489      $2.011
Ending AUV.........................           $1.733           $1.296           $1.816           $3.030      $4.489
Percentage change in AUV...........           33.72%          -28.63%          -40.07%          -32.49%     123.17%
Ending number of AUs...............        3,246,648        3,593,852        4,023,856        3,896,189   2,363,771
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.843           $2.499           $3.254           $3.898      $2.394
Ending AUV.........................           $2.262           $1.843           $2.499           $3.254      $3.898
Percentage change in AUV...........           22.73%          -26.25%          -23.20%          -16.52%      62.82%
Ending number of AUs...............        5,528,028        6,526,170        8,496,431        9,424,505   8,203,823
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
-------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.851           $1.027           $1.121           $1.133      $1.058
Ending AUV.........................           $1.045           $0.851           $1.027           $1.121      $1.133
Percentage change in AUV...........           22.80%          -17.14%           -8.39%           -1.07%       7.09%
Ending number of AUs...............           39,514           37,445           46,069           17,246       1,022
-------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.024           $1.256           $1.070           $0.893      $0.858
Ending AUV.........................           $1.391           $1.024           $1.256           $1.070      $0.893
Percentage change in AUV...........           35.84%          -18.47%           17.38%           19.87%       4.08%
Ending number of AUs...............          289,465          302,501          124,850           10,017          44

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
-------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.668           $1.372      $1.170      $1.000         N/A
Ending AUV.........................           $2.240           $1.668      $1.372      $1.170         N/A
Percentage change in AUV...........           34.31%           21.53%      17.27%      17.02%         N/A
Ending number of AUs...............        1,722,621        1,026,609     570,927     144,293         N/A
-------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO(n)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO(n)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.513           $1.357      $1.269      $1.000         N/A
Ending AUV.........................           $2.011           $1.513      $1.357      $1.269         N/A
Percentage change in AUV...........           32.92%           11.54%       6.87%      26.93%         N/A
Ending number of AUs...............        1,484,765        1,145,154     881,491     398,348         N/A
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.876           $1.551      $1.214      $1.000         N/A
Ending AUV.........................           $2.394           $1.876      $1.551      $1.214         N/A
Percentage change in AUV...........           27.64%           20.94%      27.74%      21.40%         N/A
Ending number of AUs...............        6,332,820        4,929,502   1,845,276     230,889         N/A
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
-------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $1.058              N/A         N/A         N/A         N/A
Percentage change in AUV...........            5.81%              N/A         N/A         N/A         N/A
Ending number of AUs...............                0              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $0.858              N/A         N/A         N/A         N/A
Percentage change in AUV...........          -14.23%              N/A         N/A         N/A         N/A
Ending number of AUs...............            4,307              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
-------------------------------------------------------------------------------------------------------------------
AMERICA'S VALUE(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.225              N/A              N/A              N/A         N/A
Percentage change in AUV...........           22.50%              N/A              N/A              N/A         N/A
Ending Number of AUs...............           19,215              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000           $1.232           $1.335           $1.164      $1.007
Ending AUV.........................           $1.297           $1.000           $1.232           $1.335      $1.164
Percentage change in AUV...........           29.70%          -18.83%           -7.72%           14.67%      15.58%
Ending number of AUs...............          796,709          675,787          314,294           38,899      13,117
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
FASCIANO PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.004              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.257              N/A              N/A              N/A         N/A
Percentage change in AUV...........           25.20%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            2,203              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.290           $1.237           $1.148           $1.086      $1.081
Ending AUV.........................           $1.308           $1.290           $1.237           $1.148      $1.086
Percentage change in AUV...........            1.40%            4.28%            7.75%            5.70%       0.47%
Ending number of AUs...............          116,039           96,604           63,120          449,909      79,074
-------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.604           $0.863           $1.008              N/A         N/A
Ending AUV.........................           $0.766           $0.604           $0.863              N/A         N/A
Percentage change in AUV...........           26.82%          -30.01%          -14.38%              N/A         N/A
Ending number of AUs...............              761              806                0              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.982           $1.307           $1.359           $1.363      $1.283
Ending AUV.........................           $1.313           $0.982           $1.307           $1.359      $1.363
Percentage change in AUV...........           33.71%          -24.87%           -3.83%           -0.33%       6.30%
Ending number of AUs...............          212,337          228,992          427,900          413,116     422,449
-------------------------------------------------------------------------------------------------------------------
REGENCY PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.001              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.307              N/A              N/A              N/A         N/A
Percentage change in AUV...........           30.57%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            9,831              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.004              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.054              N/A              N/A              N/A         N/A
Percentage change in AUV...........            4.98%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            2,745              N/A              N/A              N/A         N/A

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
-------------------------------------------------------------------------------------------------------------------
AMERICA'S VALUE(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $1.007              N/A         N/A         N/A         N/A
Percentage change in AUV...........            0.73%              N/A         N/A         N/A         N/A
Ending number of AUs...............           13,870              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------------
FASCIANO PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.046           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.081           $1.046         N/A         N/A         N/A
Percentage change in AUV...........            3.35%            4.59%         N/A         N/A         N/A
Ending number of AUs...............          225,717                0         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.243           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.283           $1.243         N/A         N/A         N/A
Percentage change in AUV...........            3.17%           24.32%         N/A         N/A         N/A
Ending number of AUs...............          336,371           60,137         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
REGENCY PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.001              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.014              N/A              N/A              N/A         N/A
Percentage change in AUV...........            1.30%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            5,344              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO(k)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.764           $0.919           $0.986              N/A         N/A
Ending AUV.........................           $0.925           $0.764           $0.919              N/A         N/A
Percentage change in AUV...........           21.07%          -16.87%           -6.80%              N/A         N/A
Ending number of AUs...............          266,825          180,822          307,554              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO(k)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.604           $0.754           $0.994              N/A         N/A
Ending AUV.........................           $0.795           $0.604           $0.754              N/A         N/A
Percentage change in AUV...........           31.62%          -19.89%          -24.14%              N/A         N/A
Ending number of AUs...............                0                0                0              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO(k)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.704           $0.880           $0.984              N/A         N/A
Ending AUV.........................           $0.860           $0.704           $0.880              N/A         N/A
Percentage change in AUV...........           22.16%          -20.00%          -10.57%              N/A         N/A
Ending number of AUs...............          108,242           97,229           88,332              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUNDS:
-------------------------------------------------------------------------------------------------------------------
MICRO-CAP PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.005              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.480              N/A              N/A              N/A         N/A
Percentage change in AUV...........           47.26%              N/A              N/A              N/A         N/A
Ending Number of AUs...............          112,213              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.998              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.397              N/A              N/A              N/A         N/A
Percentage change in AUV...........           39.98%              N/A              N/A              N/A         N/A
Ending Number of AUs...............           98,796              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------
JUNO PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $0.986              N/A              N/A              N/A         N/A
Percentage change in AUV...........           -1.40%              N/A              N/A              N/A         N/A
Ending Number of AUs...............              886              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MEDIUS PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.486              N/A              N/A              N/A         N/A
Percentage change in AUV...........           48.60%              N/A              N/A              N/A         N/A
Ending Number of AUs...............           30,941              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MEKROS PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.001              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.586              N/A              N/A              N/A         N/A
Percentage change in AUV...........           58.44%              N/A              N/A              N/A         N/A
Ending Number of AUs...............          138,970              N/A              N/A              N/A         N/A

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
-------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO(k)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO(k)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO(k)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUNDS:
-------------------------------------------------------------------------------------------------------------------
MICRO-CAP PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------
JUNO PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MEDIUS PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
MEKROS PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
NOVA PORTFOLIO(h)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $7.307          $11.482          $15.176          $18.407         N/A
Ending AUV.........................          $10.069           $7.307          $11.482          $15.176         N/A
Percentage change in AUV...........           37.80%          -36.36%          -24.34%          -17.55%         N/A
Ending number of AUs...............            2,746            2,073            1,846              585         N/A
-------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO(h)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $9.204          $15.204          $23.690          $39.086         N/A
Ending AUV.........................          $13.252           $9.204          $15.204          $23.690         N/A
Percentage change in AUV...........           43.98%          -39.46%          -35.82%          -39.39%         N/A
Ending number of AUs...............           28,571           29,697           25,497           14,991         N/A
-------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.002              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.253              N/A              N/A              N/A         N/A
Percentage change in AUV...........           25.05%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            3,762              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
URSA PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.999              N/A              N/A              N/A         N/A
Ending AUV.........................           $0.804              N/A              N/A              N/A         N/A
Percentage change in AUV...........          -19.52%              N/A              N/A              N/A         N/A
Ending Number of AUs...............                0              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.998              N/A              N/A              N/A         N/A
Ending AUV.........................           $0.969              N/A              N/A              N/A         N/A
Percentage change in AUV...........           -2.91%              N/A              N/A              N/A         N/A
Ending Number of AUs...............                0              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.001           $1.007           $1.000              N/A         N/A
Ending AUV.........................           $0.991           $1.001           $1.007              N/A         N/A
Percentage change in AUV...........           -1.00%           -0.60%            0.70%              N/A         N/A
Ending number of AUs...............           67,324            1,061            2,301              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION
PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.365           $0.578           $0.556           $1.000         N/A
Ending AUV.........................           $0.520           $0.365           $0.578           $0.556         N/A
Percentage change in AUV...........           42.47%          -36.85%            3.96%          -44.40%         N/A
Ending number of AUs...............          323,737          321,186          300,842          240,260         N/A
-------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.351           $0.520           $0.675           $1.000         N/A
Ending AUV.........................           $0.473           $0.351           $0.520           $0.675         N/A
Percentage change in AUV...........           34.76%          -32.50%          -22.96%          -32.50%         N/A
Ending number of AUs...............          206,754          219,892          100,203           68,037         N/A

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
NOVA PORTFOLIO(h)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO(h)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
URSA PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND PORTFOLIO(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
PORTFOLIO(j)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS AND INFORMATION
PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO(g)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS,
INC.:
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND II(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.089           $1.763           $2.571           $3.050      $1.622
Ending AUV.........................           $1.447           $1.089           $1.763           $2.571      $3.050
Percentage change in AUV...........           32.87%          -38.23%          -31.43%          -15.71%      87.99%
Ending number of AUs...............          406,152          440,939          590,929          491,584     110,428
-------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.350           $1.863           $1.954           $1.852      $1.386
Ending AUV.........................           $1.831           $1.350           $1.863           $1.954      $1.852
Percentage change in AUV...........           35.63%          -27.54%           -4.66%            5.53%      33.57%
Ending number of AUs...............          430,702          546,629          436,551          186,616     160,380
-------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
-------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY TRUST(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.378              N/A              N/A              N/A         N/A
Percentage change in AUV...........           37.80%              N/A              N/A              N/A         N/A
Ending Number of AUs...............          145,553              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST:
-------------------------------------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND(l) (CLOSED
TO NEW MONEY.)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.862           $0.999              N/A              N/A         N/A
Ending AUV.........................           $1.097           $0.862              N/A              N/A         N/A
Percentage change in AUV...........           27.26%          -13.71%              N/A              N/A         N/A
Ending number of AUs...............                0                0              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN FUND(l)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $0.995              N/A              N/A              N/A         N/A
Percentage change in AUV...........           -0.50%              N/A              N/A              N/A         N/A
Ending Number of AUs...............              893              N/A              N/A              N/A         N/A
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.221           $1.013           $1.079           $1.070      $1.172
Ending AUV.........................           $1.427           $1.221           $1.013           $1.079      $1.070
Percentage change in AUV...........           16.87%           20.53%           -6.12%            0.87%      -8.74%
Ending number of AUs...............          196,186          190,656           24,692           51,708      37,696
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.562           $0.584           $0.601           $1.044      $0.527
Ending AUV.........................           $0.857           $0.562           $0.584           $0.601      $1.044
Percentage change in AUV...........           52.49%           -3.77%           -2.83%          -42.44%      98.29%
Ending number of AUs...............          206,466          136,664          175,217          179,333     253,897
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.946           $0.984           $1.110           $1.006      $0.840
Ending AUV.........................           $1.359           $0.946           $0.984           $1.110      $1.006
Percentage change in AUV...........           43.66%           -3.86%          -11.35%           10.30%      19.80%
Ending number of AUs...............          221,992          104,339          107,947          199,902     556,013

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS,
INC.:
-------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND II(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.274           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.622           $1.274         N/A         N/A         N/A
Percentage change in AUV...........           27.40%           27.35%         N/A         N/A         N/A
Ending number of AUs...............          145,329            3,989         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.233           $1.000         N/A         N/A         N/A
Ending AUV.........................           $1.386           $1.233         N/A         N/A         N/A
Percentage change in AUV...........           12.41%           23.32%         N/A         N/A         N/A
Ending number of AUs...............           89,350            4,089         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
-------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY TRUST(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST:
-------------------------------------------------------------------------------------------------------------------
LEVCO EQUITY VALUE FUND(l) (CLOSED
TO NEW MONEY.)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE ABSOLUTE RETURN FUND(l)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.050           $1.036      $1.021      $1.000         N/A
Ending AUV.........................           $1.172           $1.050      $1.036      $1.021         N/A
Percentage change in AUV...........           11.63%            1.37%       1.50%       2.05%         N/A
Ending number of AUs...............           30,830           16,578      23,735       6,030         N/A
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND(e)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.808           $1.000         N/A         N/A         N/A
Ending AUV.........................           $0.527           $0.808         N/A         N/A         N/A
Percentage change in AUV...........          -34.80%          -19.24%         N/A         N/A         N/A
Ending number of AUs...............          177,924           99,333         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND(a)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.228           $1.262      $1.080      $1.000         N/A
Ending AUV.........................           $0.840           $1.228      $1.262      $1.080         N/A
Percentage change in AUV...........          -31.62%           -2.66%      16.88%       7.97%         N/A
Ending number of AUs...............          198,619          280,960      49,773      27,240         N/A

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
                                                2003             2002             2001             2000        1999
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $0.960           $1.015           $0.973           $0.828      $0.854
Ending AUV.........................           $1.277           $0.960           $1.015           $0.973      $0.828
Percentage change in AUV...........           33.02%           -5.42%            4.32%           17.49%      -2.99%
Ending number of AUs...............           42,249           46,514           42,170           18,412      14,855
-------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE FUNDS:
-------------------------------------------------------------------------------------------------------------------
CHOICE MARKET NEUTRAL FUND(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A              N/A              N/A         N/A
Ending AUV.........................           $1.018              N/A              N/A              N/A         N/A
Percentage change in AUV...........            1.80%              N/A              N/A              N/A         N/A
Ending Number of AUs...............            5,486              N/A              N/A              N/A         N/A

                                                1998             1997        1996        1995        1994
-------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND(f)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................           $1.000              N/A         N/A         N/A         N/A
Ending AUV.........................           $0.854              N/A         N/A         N/A         N/A
Percentage change in AUV...........          -14.63%              N/A         N/A         N/A         N/A
Ending number of AUs...............            3,276              N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE FUNDS:
-------------------------------------------------------------------------------------------------------------------
CHOICE MARKET NEUTRAL FUND(m)
-------------------------------------------------------------------------------------------------------------------
Beginning AUV......................              N/A              N/A         N/A         N/A         N/A
Ending AUV.........................              N/A              N/A         N/A         N/A         N/A
Percentage change in AUV...........              N/A              N/A         N/A         N/A         N/A
Ending Number of AUs...............              N/A              N/A         N/A         N/A         N/A

(a)  This unit value was $1.000 on the inception date of June 1, 1995.
(b)  This unit value was $1.000 on the inception date of May 1, 1993.
(c)  This unit value was $1.000 on the inception date of December 3, 1965.
(d)  This unit value was $1.000 on the inception date of May 19, 1981.
(e)  This unit value was $1.000 on the inception date of May 1, 1997
(f)  This unit value was $1.000 on the inception date of May 1, 1998.
(g)  This unit value was $1.000 on the inception date of May 1, 2000.
(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.
(i)  This was the unit value on the inception date of October 26, 2001.
(j)  This was the unit value on the inception date of May 1, 2001.
(k)  This was the unit value on the inception date of January 2, 2001.
(l)  This was the unit value on the inception date of June 24, 2002.
(m)  This was the unit value on the inception date of May 1, 2003.
(n)  This was the unit value on the inception date of March 21, 2003.

34
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APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

  Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

  The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40/86 SERIES TRUST (FORMERLY, CONSECO SERIES TRUST)

  40/86 Series Trust is managed by 40/86 Advisors, Inc. (formerly, Conseco Capital Management, Inc.) 40/86 Series Trust is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the
Contract:

40/86 SERIES TRUST BALANCED PORTFOLIO (FORMERLY, BALANCED PORTFOLIO)

  The 40/86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

40/86 SERIES TRUST EQUITY PORTFOLIO (FORMERLY, EQUITY PORTFOLIO)

  The 40/86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40/86 SERIES TRUST FIXED INCOME PORTFOLIO
(FORMERLY, FIXED INCOME PORTFOLIO)

  The 40/86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. Normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40/86 FOCUS 20 PORTFOLIO (FORMERLY, CONSECO 20 FOCUS PORTFOLIO)

  The 40/86 Focus 20 Portfolio seeks capital appreciation. Using a top-down approach, seeks to maximize returns over a market cycle. Starts by establishing a global economic outlook, focusing on interest rate anticipation, then concentrates on investments in specific industries. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 15-25 common stocks.

40/86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

  The 40/86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. Normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40/86 SERIES TRUST HIGH YIELD PORTFOLIO
(FORMERLY, HIGH YIELD PORTFOLIO)

  The 40/86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40/86 SERIES TRUST MONEY MARKET PORTFOLIO
(FORMERLY, MONEY MARKET PORTFOLIO)

  The 40/86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

  The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. INVESCO Variable Insurance Funds, Inc. merged with AIM Variable Insurance Funds. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. (formerly, INVESCO Funds Group, Inc.) serves as the investment subadvisor for INVESCO VIF--Core Equity Fund, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, and INVESCO VIF--Technology Fund. The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. In selecting investments, the portfolio managers seek to

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identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

  The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets, in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidcapTM Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

  The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds." The funds investments may include investments in synthetic instruments. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. REAL ESTATE FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--REAL ESTATE OPPORTUNITY FUND).

  The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. The fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. The fund may invest up to 25% of its total assets in foreign securities.

INVESCO VIF--CORE EQUITY FUND - SERIES I SHARES

  The INVESCO VIF--Core Equity Fund seeks to provide high total return through both growth and income from these investments. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

INVESCO VIF--FINANCIAL SERVICES FUND - SERIES I SHARES

  The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND - SERIES I SHARES

  The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--TECHNOLOGY FUND - SERIES I SHARES

  The INVESCO VIF--Technology Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

  The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

  The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

  The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money,

36
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up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

  The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY VP INCOME & GROWTH FUND

  The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY VP INFLATION PROTECTION FUND

  The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY VP INTERNATIONAL FUND

  The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY VP VALUE FUND

  The American Century VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

  The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

  The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

  The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

  The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

  The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

  The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

  The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The portfolio ordinarily invests most of its assets in securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

  Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and

                                                                              37
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the Federated International Small Company Fund II. The following Investment
Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

  The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

  The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

  The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

  First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

  First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

  First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.

JANUS ASPEN SERIES

  Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

JANUS ASPEN MID CAP GROWTH PORTFOLIO
(INSTITUTIONAL SHARES)

  The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

  Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. The investment

38
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manager is a division of Lazard Freres & Co., LLC, a DE limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

  Seeks long-term capital appreciation. Uses a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Free-Registered Trademark-Index.

LAZARD RETIREMENT EQUITY PORTFOLIO

  The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500-Registered Trademark- Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

  Seeks long-term capital appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE-Registered Trademark- Index.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

  The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000-Registered Trademark- Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

  Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

  The Lord Abbett Series Fund, Inc.--America's Value Portfolio seeks current income and capital appreciation through investments in equity securities of companies with market capitalization greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund also normally invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

  The Lord Abbett Series Fund, Inc.--Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that are believed to be undervalued. The Fund normally invests at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. In selecting investments, the Fund attempts to invest in securities selling at reasonable prices in relation to Lord Abbett's assessment of their potential value.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

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NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

  The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

NEUBERGER BERMAN AMT INTERNATIONAL PORTFOLIO

  Seeks long-term growth of capital. Invests in foreign companies of any size in developed and emerging industrialized markets. Manager looks for undervalued, well-managed companies with potential for above average growth. Seeks to reduce risk by diversifying among many industries. Generally intends to remain well-diversified across countries and geographical regions, but may invest a significant portion of assets in one country or region. Manager follows a disciplined selling strategy, selling stocks when they fail to perform as expected or when other opportunities appear more attractive.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

  The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

  The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

  The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

  The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include: strong fundamentals, such as a company's financial, operational, and competitive positions, consistent cash flow and a sound earnings record through all phases of the market cycle. The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

  Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies. Seeks to reduce risk by investing across many different industries. Pursues research-driven and valuation-sensitive approach to stock selection, identifying stocks in well-positioned businesses believed to be undervalued in the market. Looks for those showing leadership in three areas: 1) environmental concerns, 2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Fund also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. Does not invest in companies that derive revenue primarily from non-consumer sales to the military. Follows a disciplined selling strategy and may sell stock when it reaches target price, fails to perform as expected, or when other opportunities appear more attractive.

PIMCO VARIABLE INSURANCE TRUST

  The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

  Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. May invest up to 5% of its total assets in money

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market securities that are in the second-highest rating category for short-term obligations. Invests only in US dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity will not exceed 90 days. Attempts to maintain a stable net asset value of $1.00 per share.

PIMCO VIT REAL RETURN PORTFOLIO

  The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2003 was 7.30 years.

PIMCO VIT SHORT TERM PORTFOLIO

  Seeks Maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

PIMCO VIT TOTAL RETURN PORTFOLIO

  The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. "Fixed Income Instruments," as used in this Prospectus, includes, but is not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; and structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations.

PIONEER VARIABLE CONTRACTS TRUST
(CLASS II SHARES)

  Pioneer Variable Contracts Trust is managed by Pioneer Investment
Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II Investment Portfolios are available under the Contract:

PIONEER EQUITY INCOME VCT PORTFOLIO

  The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

  The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

  The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

ROYCE CAPITAL FUND

  Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

  Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Fund will invest at least 80%

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of its net assets in the equity securities of micro-cap companies (which is defined as companies with stock market capitalizations less than $400 million at the time of investment).

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

  Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce invests the Fund's assets primarily in equity securities issued by small companies. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund will invest at least 80% of its net assets in the equity securities of small-cap companies (which is defined as companies with stock market capitalizations less than $2 billion at the time of investment).

RYDEX VARIABLE TRUST

  Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following Investment Portfolios are available under the Contract:

RYDEX ARKTOS FUND

  The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index-Registered Trademark- (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Fund engages to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Fund also may enter into swap agreements.

RYDEX BANKING FUND

  The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX BASIC MATERIALS

  The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX BIOTECHNOLOGY FUND

  The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX CONSUMER PRODUCTS

  The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care

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products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ELECTRONICS FUND

  The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY FUND

  The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX ENERGY SERVICES FUND

  The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX FINANCIAL SERVICES FUND

  The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RYDEX HEALTH CARE FUND

  The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INTERNET FUND

  The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of

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Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internetrelated businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX INVERSE DYNAMIC DOW 30 FUND

  The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index"). The Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Under normal circumstances, the Inverse Dynamic Dow 30 Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RYDEX INVERSE MID-CAP FUND

  The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX INVERSE SMALL-CAP FUND

  The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index-Registered Trademark- (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

RYDEX JUNO FUND

  The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations.

RYDEX LARGE CAP EUROPE FUND

  The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 IndexSM. The Fund invests principally in securities of companies included in the Dow Jones STOXX 50

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IndexSM and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE CAP JAPAN FUND

  The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX LARGE CAP GROWTH FUND

  The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LARGE CAP VALUE FUND

  The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX LEISURE FUND

  The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies"). The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX LONG DYNAMIC DOW 30 FUND

  The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index") The Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX MEDIUS FUND

  The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400-Registered Trademark- Index-Registered Trademark-. The Fund invests principally in securities of companies included on the S&P MidCap 400-Registered Trademark-Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's

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exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MEKROS FUND

  The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index-Registered Trademark-. The Fund invests principally in securities of companies included on the Russell 2000 Index-Registered Trademark- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX MID-CAP GROWTH FUND

  The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX MID-CAP VALUE FUND

  The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX NOVA FUND

  The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500-Registered Trademark- Index (the "underlying index"). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

RYDEX OTC FUND

  The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index-Registered Trademark-(the "underlying index"). The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. The Fund may also purchase U.S. Government securities.

RYDEX PRECIOUS METALS FUND

  The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

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RYDEX REAL ESTATE SECTOR FUND

  The Real Estate Sector Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX RETAILING FUND

  The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX SECTOR ROTATION FUND

  The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

RYDEX SMALL-CAP GROWTH FUND

  The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX SMALL-CAP VALUE FUND

  The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index (the "underlying index"). Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

RYDEX TECHNOLOGY FUND

  The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are Companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

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RYDEX TELECOMMUNICATIONS FUND

  The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX TITAN 500 FUND

  The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500-Registered Trademark- Index (the "underlying index"). The Titan 500 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

RYDEX TRANSPORTATION FUND

  The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts supplier; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX URSA FUND

  The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500-Registered Trademark-Index (the "underlying index"). Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RYDEX U.S. GOVERNMENT BOND FUND

  The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

  The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RYDEX UTILITIES FUND

  The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy, water supply, waste and sewage disposal; and companies

48
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that receive and majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.

RYDEX VELOCITY 100 FUND

  The Velocity 100 Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index-Registered Trademark- (the "underlying index"). The Velocity 100 Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities.

SALOMON BROTHERS ASSET MANAGEMENT INC

  Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a subsidiary of Citigroup Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2003, Salomon Brothers had approximately $65.1B in assets under management.

SALOMON BROTHERS VARIABLE ALL CAP FUND (CLASS I)

  The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. The manager looks for in undervalued stocks of temporarily out-of-favor companies. Investments selected primarily for capital appreciation potential; secondary consideration is given to a company's dividend record and improved dividend return potential. Generally invests in large, well-known companies, but may also invest significantly in small- to medium-sized companies when they offer more attractive value opportunities. Pursues a two-step stock selection process: 1) using proprietary models and fundamental research to try to identify stocks that are underpriced relative to their fundamental value and 2) looking for a positive catalyst in the company's near-term outlook that may accelerate earnings or improve the value of the company's assets. Emphasizes companies in sectors believed to be undervalued relative to other sectors.

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND (CLASS I)

  The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. The manager emphasizes individual security selection while diversifying the fund's investments across sectors. The manager attempts to identify large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position, Finally, the manager attempts to identify the best values available among the growth companies identified. The fund may invest up to 10% of its net assets in equity securities of foreign issuers.

SALOMON BROTHERS VARIABLE STRATEGIC FUND (CLASS I)

  The fund seeks to maximize total return, consistent with the preservation of capital. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. Manager has broad discretion to allocate assets among the following segments of the international fixed income market: US government obligations, mortgage- and asset-backed securities, investment and non-investment grade securities, US and foreign corporate debt, investment and non-investment grade sovereign debt (including issuers in emerging markets). Invests across a range of credit qualities. May invest substantially in obligations rated below investment grade. The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. To create optimal risk/ return allocation of assets, manager uses a combination of quantitative models that seek to measure relative risks and opportunities of each fixed income market segment based upon economic, market, political, currency and technical data. After making sector allocations, manager uses traditional credit analysis to identify individual securities for the fund's portfolio.

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND (CLASS I)

  The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. Invests in a broad range of equity and fixed income securities of U.S. and foreign issuers. Varies allocations between equity and fixed income securities depending on manager's

                                                                              49
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view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market circumstances at least 40% of the fund's assets are allocated to equities. Fixed income securities are primarily investment-grade but the fund may invest up to 20% of its assets in below-investment-grade nonconvertible fixed income securities ("junk bonds"). The fund may invest in fixed income securities of any maturity. In selecting stocks, manager pursues bottom-up analysis, focusing on large-cap companies with favorable dividend yields and price to earnings ratios and stocks that are less volatile than the market as a whole, among other factors. In selecting debt securities, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates, such as: fundamental economic indicators, Fed monetary policy and the relative value of the US dollar compared to other currencies. Manager then selects individual debt securities based upon the terms of the securities (such as yields compared to US Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

SELIGMAN PORTFOLIOS, INC.

  Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

  The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

  The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

STRONG OPPORTUNITY FUND II, INC.

  Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following Investment Portfolio is available under the Contract:

STRONG OPPORTUNITY FUND II

  The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

  Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following Investment Portfolio is available under the Contract:

STRONG MID CAP GROWTH FUND II

  The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.

THIRD AVENUE VARIABLE SERIES TRUST

  The Third Avenue Variable Series Trust is a mutual fund with multiple portfolios. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

  The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

  Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

  The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

  The Van Eck Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

  The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

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VAN ECK WORLDWIDE HARD ASSETS FUND

  The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

  The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that are principally engaged in the real estate industry.

VARIABLE INSURANCE FUNDS

  The Variable Insurance Funds is a mutual fund with multiple portfolios. Choice Investment Management, LLC is the investment adviser for the Funds. The following Investment Portfolio is available under the Contract:

CHOICE VIT MARKET NEUTRAL FUND

  The Fund seeks positive returns, with preservation of capital as a secondary objective. Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that the adviser believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Performance Related Information
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Withdrawal Charge
Financial Statements

-------------------------------------------------------------------------------
                            (cut along dotted line)

     If you would like a free copy of the Statement of Additional
     Information (Form # JNL-MAXIIND-SAI-C-0504) dated May 1, 2004 for this prospectus, please complete this form, detach, and mail to:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                P.O. Box 36840
                          Louisville, Kentucky 40233

     Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C fixed and variable annuity at the following address:

     Name:
     ---------------------------------------------------------------------

     Mailing Address:
     ---------------------------------------------------------------

     ---------------------------------------------------------------------
                                  Sincerely,

     ---------------------------------------------------------------------
                                  (Signature)
-------------------------------------------------------------------------------

-C- 2004, Jefferson National Life Insurance Company         JNL-MAXIIND-PROS-C-0504

                       STATEMENT OF ADDITIONAL INFORMATION

             GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2004


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2004. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                 PAGE
GENERAL INFORMATION                                                                1
  General Information Regarding Jefferson National Life Insurance Company          1
  Jefferson National Life Annuity Account C                                        1

PERFORMANCE RELATED INFORMATION                                                    3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                            4

PUBLISHED RATINGS                                                                  7

ADMINSTRATION                                                                      7

ANNUITY PROVISIONS                                                                 7

DISTRIBUTION                                                                       8
  Reduction or Elimination of the Contingent Deferred Sales Charge                 8

FINANCIAL STATEMENTS                                                               9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

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EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40/86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40/86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of 40/86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the mortality and expense risk fees for the 40/86 Series Trust's Equity, Fixed Income, and Money Market Sub-accounts are equal to .64%, .74%, and .99%, respectively.

Accordingly, Jefferson National will reimburse the appropriate Sub-accounts of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to 40/86 Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of 40/86 Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if 40/86 Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                         PERFORMANCE RELATED INFORMATION

The Variable Account may advertise certain performance-related information concerning the Sub-accounts. Performance information about a Sub-account is based on the Sub-account's past performance only and is no indication of future performance.

When a Sub-account advertises its standardized total return, it will usually be calculated since the date of the Sub-account's inception for one year, five years, and ten years or some other relevant periods if the Sub-account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Investment Portfolio Operating Expenses, any Withdrawal Charge, Annual Expenses of the Variable Account and the Annual Contract Fee.

The Variable Account may also advertise non-standardized total returns that pre-date the inception of the Variable Account. These non-standardized total returns are calculated by assuming that the Sub-accounts have been in existence for the same periods as the underlying Investment Portfolios and by taking deductions for charges equal to those currently assessed against the Sub-accounts. Non-standardized total return calculations reflect a deduction for Investment Portfolio Operating Expenses and Annual Expenses of the Variable Account and do not include deduction for Withdrawal Charge or the Annual Contract Fee. This means the non-standardized total return for a Sub-account is higher than the standardized total return for a Sub-account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Variable Account level including the Contract Maintenance Fee.

A money market Sub-account may advertise yield and effective yield. The yield of a Sub-account is based upon the income earned by the Sub-account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Variable Account level including the Contract Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

We may also disclose non-standardized total return for time periods before a Sub-account commenced operations. This performance data is based on the actual performance of the Investment Portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the Sub-accounts under the Contract.

We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Investment Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York

Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Sub-accounts may be compared in advertisements, sales literature and reports to contract owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria, such as Lipper Variable Insurance Products Performance Analysis Service or the VARDS Report.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, tables or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Sub-accounts or the investment funds.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age
59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and
(iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Inviva, Inc. at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertsiements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY



STATUTORY-BASIS FINANCIAL
STATEMENTS AND REPORT OF
INDEPENDENT AUDITORS

Years Ended December 31, 2003 and 2002

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2003 AND 2002

--------------------------------------------------------------------------------

CONTENTS                                                                    PAGE
Report of Independent Auditors............................................     2
Statutory-Basis Balance Sheets............................................     3
Statutory-Basis Statements of Operations..................................     4
Statutory-Basis Statements of Changes in Capital and Surplus..............     5
Statutory-Basis Statements of Cash Flow...................................     6
Notes to Statutory-Basis Financial Statements.............................     7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
REPORT OF INDEPENDENT AUDITORS


--------------------------------------------------------------------------------

BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company (formerly Conseco Variable Insurance Company) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

   In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

   However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
April 23, 2004

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                              DECEMBER 31,
                                                                         2003            2002
                                                                      ----------      ----------
ASSETS
   Investments and Cash:
      Bonds ........................................................  $  571,081      $  600,024
      Preferred stocks .............................................       3,345           3,345
      Common stocks ................................................          --              10
      Mortgage loans on real estate ................................      18,222          21,790
      Policyholder loans ...........................................      22,843          22,435
      Short-term investments .......................................      13,772          82,000
      Cash (overdraft) .............................................       7,032          (6,453)
                                                                      ----------      ----------
      Total investments and cash ...................................     636,295         723,151
   Accrued investment income .......................................       6,657           9,154
   Federal income tax recoverable ..................................       5,150              --
   Deferred taxes ..................................................       3,403           4,166
   Amounts recoverable on reinsurance ceded ........................         478          13,139
   Other admitted assets ...........................................       5,105           1,876
   Separate account assets .........................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total assets .................................................  $1,698,165      $1,868,076
                                                                      ==========      ==========

LIABILITIES
   Policy and contract reserves ....................................  $  619,627      $  692,622
   Claim reserves ..................................................         642             286
   Reinsurance payable .............................................          --          19,161
   Accounts payable and accrued expenses ...........................         307           3,971
   Due to parent ...................................................       2,659           1,255
   Asset valuation reserve .........................................       3,476           1,066
   Interest maintenance reserve ....................................       1,400           3,163
   Transfers from separate accounts ................................     (34,535)        (39,743)
   Federal income tax payable ......................................          --           9,259
   Other liabilities ...............................................       7,987           5,254
   Separate account liabilities ....................................   1,041,077       1,116,590
                                                                      ----------      ----------
      Total liabilities ............................................   1,642,640       1,812,884

CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding ..........       5,009           5,009
   Paid in surplus .................................................       8,991          41,028
                                                                      ----------      ----------
      Total capital ................................................      14,000          46,037
   Unassigned surplus ..............................................      16,167         (32,038)
   Special surplus funds ...........................................      25,358          41,193
                                                                      ----------      ----------
      Total capital and surplus ....................................      55,525          55,192
                                                                      ----------      ----------
      Total liabilities and capital and surplus ....................  $1,698,165      $1,868,076
                                                                      ==========      ==========



         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31,
                                                                        2003          2002
                                                                     ----------    ----------
REVENUES
   Premium, annuity and other considerations .......................  $135,778      $308,565
   Net investment income ...........................................    38,886        57,269
   Reserve adjustment on reinsurance ceded .........................    (1,582)     (503,679)
   Commission and expense allowances on reinsurance ceded ..........    30,287        39,274
   Amortization of the interest maintenance reserve ................     1,813         2,116
   Fee income ......................................................     8,085        18,027
   Other revenues ..................................................    16,033         3,867
                                                                      --------      --------
      Total revenues ...............................................   229,300       (74,561)

BENEFITS AND EXPENSES
   Death and disability benefits ...................................        --        15,724
   Annuity and surrender benefits ..................................   525,595       659,064
   Decrease in policy and contract reserves ........................   (71,212)     (621,515)
   Other benefits ..................................................     9,704         4,589
   Commissions .....................................................    11,265        16,615
   General and administrative expenses .............................    30,533        32,160
   Taxes, licenses and fees ........................................     1,998         1,530
   Net transfers from separate accounts ............................  (294,157)     (206,030)
   Other expenses ..................................................     3,505           (30)
                                                                      --------      --------
      Total benefits and expenses ..................................   217,231       (97,893)

   Gain from operations before dividends to policyholders,
      federal income taxes and net realized capital losses .........    12,069        23,332
   Dividends to policyholders ......................................        --            11
                                                                      --------      --------
   Gain from operations before federal income taxes and net
      realized capital losses ......................................    12,069        23,321
   Federal income tax expense ......................................     2,106         5,575
                                                                      --------      --------
   Gain from operations before net realized capital losses .........     9,963        17,746
   Net realized capital losses, net of taxes and transfers to IMR ..      (609)      (47,775)
                                                                      --------      --------
      Net income (loss) ............................................  $  9,354      $(30,029)
                                                                      ========      ========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                    YEARS ENDED DECEMBER 31,
                                                                       2003         2002
                                                                    -----------  -----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR .............................  $55,192      $98,630
   Adjustment to surplus:
      Net income (loss) ............................................    9,354      (30,029)
      Change in net unrealized capital gains .......................    1,499        1,008
      Change in deferred income tax ................................     (373)      (7,950)
      Change in non-admitted assets ................................      574          423
      Change in liability for unauthorized reinsurer ...............       23           --
      Change in asset valuation reserve ............................   (2,410)      19,717
      Paid-in surplus ..............................................    7,500        7,500
      Change in surplus as a result of reinsurance, net of tax .....  (15,834)      41,193
      Dividends to shareholder .....................................       --      (75,300)
                                                                      -------      -------
      Net adjustment to surplus ....................................      333      (43,438)
                                                                      -------      -------
CAPITAL AND SURPLUS, END OF YEAR ...................................  $55,525      $55,192
                                                                      =======      =======


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW

(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

                                                                      YEARS ENDED DECEMBER 31,
                                                                        2003           2002
                                                                    ------------  --------------
CASH FROM OPERATIONS:
   Premiums collected net of reinsurance ...........................  $135,780      $  315,691
   Net investment income ...........................................    45,692          51,730
   Miscellaneous income ............................................    53,342          83,636
                                                                      --------      ----------
      Total income received ........................................   234,814         451,057
   Benefit and loss related payments ...............................   554,215         688,393
   Net transfers to separate, segrated accounts
      and protected cell accounts ..................................  (299,365)       (227,710)
   Commissions, expenses paid and aggregate
      write-ins for deductions .....................................    50,025          44,720
   Dividends paid to policyholders .................................        --             (11)
   Federal and foreign income taxes paid ...........................    15,273           5,439
                                                                      --------      ----------
      Total operating expenses paid ................................   320,148         510,831
                                                                      --------      ----------
         Net cash from operations ..................................   (85,334)        (59,774)
                                                                      --------      ----------

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks .............................................   161,613       1,941,307
      Mortgage Loans ...............................................     3,558           5,477
      Other invested assets ........................................        --          27,790
      Miscellaneous proceeds .......................................       726        (273,700)
                                                                      --------      ----------
         Total investment proceeds .................................   165,897       1,700,874
   Cost of investments acquired:
      Bonds and stocks .............................................   133,167       1,302,396
      Other invested assets ........................................        --           2,283
      Miscellaneous applications ...................................        --           2,973
                                                                      --------      ----------
         Total cost of investments acquired ........................   133,167       1,307,652
      Net increase in policy loans .................................      (146)        (50,682)
                                                                      --------      ----------
         Net cash from investment ..................................    32,876         443,904
                                                                      --------      ----------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed funds                                                           --        (151,833)
   Net deposit-type contract fund and other liabilities ............    (1,783)        (19,950)
   Dividends to stockholders .......................................        --         (75,300)
   Other cash applied ..............................................      (502)       (210,577)
                                                                      --------      ----------
      Net cash from financing and miscellaneous activities .........    (2,285)       (457,660)
                                                                      --------      ----------
Net change in cash and short-term investments ......................   (54,743)        (73,530)
   Cash and short-term investments:
      Beginning of year ............................................    75,547         149,077
                                                                      --------      ----------
      End of year ..................................................  $ 20,804      $   75,547
                                                                      ========      ==========


         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

1.   ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), formerly known as Conseco Variable Insurance, is a life insurance company domiciled in the State of Texas. The Company markets primarily variable annuities through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 17% and 17% of premiums collected during 2003 were on policies issued in Texas, Florida, and Oregon, respectively. No other state comprised greater than 10% of premiums of collected.

   The Company reinsured substantially its entire individual life business to Protective Life Insurance Company, effective January 1, 2002, and 100% of its group life and accident and health business and the balance of the individual life business to Washington National Insurance Company ("WNIC"), a Conseco subsidiary, effective October 1, 2002. Protective Life Insurance Company and WNIC will provide for full servicing of the insurance policies. The Company has transferred the ownership of the assets and rights under these agreements.

   Effective October 1, 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00.

2.   BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized;
2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income rather than policy liabilities; 9) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

   A  reconciliation  of net income and  capital  and  surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance with GAAP is as follows:

                                                                    NET INCOME
                                                                    YEAR ENDED
                                                                    DECEMBER 31,         DECEMBER 31,
                                                                        2003          2003          2002
                                                                    -----------    -----------   -----------
Statutory-basis amounts ............................................  $12,069        $55,525       $55,192
Add (deduct) adjustments:
   Investments .....................................................   (5,436)        16,279         3,018
   Policy acquisition costs ........................................      812          2,198         1,385
   Goodwill and other intangibles ..................................   10,503         72,907        81,050
   Nonadmitted assets ..............................................       --             98         7,500
   Reserves ........................................................    7,306        (53,234)      (58,096)
   Deferred taxes ..................................................                   3,488         4,166
   Ceding commissions ..............................................  (24,361)            --            --
   Other ...........................................................    2,610             --           (77)
                                                                      -------        -------       -------
GAAP-basis amounts .................................................  $ 3,503        $97,261       $94,138
                                                                      =======        =======       =======

   Net income amounts for 2002 are not presented due to the change in ownership of the Company during the year.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   BONDS--Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK--Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   COMMON STOCK--Common stock is stated at fair value. Fair value is determined by reference to valuations quoted by the SVO. Unrealized gains and losses are recorded directly to unassigned surplus along with any adjustment to federal income taxes. When an impairment is considered other than temporary, the cost of common stocks is written down and a realized loss is recognized.

   MORTGAGE LOANS--Mortgage loans on real estate are stated at the amortized cost, net of other than temporary impairment or valuation allowances, and exclude accrued interest.

   POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

   CASH AND SHORT-TERM INVESTMENTS--Cash includes bank deposits. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Fair values for such investments approximate carrying value.

   REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

   ASSET VALUATION RESERVE--An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES--Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

NON-ADMITTED ASSETS

   Certain assets, principally past due receivables, deferred tax assets and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet. The changes in non-admitted assets are recorded as a change in surplus.

POLICY AND CONTRACT RESERVES
   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2003 and 2002, averaged 6.1% and 6.2%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 6% to 7.5%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2003, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see Note 7.

FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATION

   Certain 2002 amounts included in the accompanying financial statements have been reclassified to conform to the 2003 presentation.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2003 are as follows:

                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
Fixed maturities:
   US Treasury ...............................................   $ 10,773       $   805      $     (3)     $ 11,575
   States and political subdivisions .........................     10,277           427           (32)       10,672
   Foreign governments .......................................      5,343           601            --         5,944
   Corporate bonds ...........................................    293,451        14,742        (2,181)      306,012
   Mortgage-backed securities:
      US Government Agencies .................................    123,659            --            --       123,659
      Corporate ..............................................    141,368            --            --       141,368
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    584,871        16,575        (2,216)      599,230
   Preferred Stock ...........................................      3,345           365            --         3,710
                                                                 --------       -------      --------      --------
   Total .....................................................   $588,216       $16,940      $ (2,216)     $602,940
                                                                 ========       =======      ========      ========

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2002 are as follows:


                                                                                                            NAIC
                                                                AMORTIZED         GROSS UNREALIZED         MARKET
                                                                  COST          GAINS         LOSSES        VALUE
                                                               ------------  ------------  ------------  ------------
FIXED MATURITIES:
   US Treasury ...............................................   $  9,758       $ 1,034      $     --      $ 10,792
   States and political subdivisions .........................     13,671           648            --        14,319
   Foreign governments .......................................      3,391           247            --         3,638
   Corporate bonds ...........................................    255,593        13,491       (16,184)      252,900
   Mortgage-backed securities:
      US Government Agencies .................................    163,163            --            --       163,163
      Corporate ..............................................    154,448            --            --       154,448
                                                                 --------       -------      --------      --------
   Subtotal fixed maturity securities ........................    600,024        15,420       (16,184)      599,260
   Preferred Stock ...........................................      3,345            --           (91)        3,254
   Common Stock ..............................................         10            --            --            10
                                                                 --------       -------      --------      --------
   Total .....................................................   $603,379       $15,420      $(16,275)     $602,524
                                                                 ========       =======      ========      ========

   As of December 31, 2003 and 2002, the Company had fixed maturity securities with a statement value of $11,794 and $11,843, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2003 and 2002 has been reduced by adjustments of $18 and $1,525, respectively, to derive the carrying amount of bonds in the balance sheets ($584,853 and $600,233, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2003 are as follows:

                                                    AMORTIZED       NAIC MARKET
                                                      COST             VALUE
                                                   ------------    ------------
Due in one year or less ..........................   $ 17,657        $ 17,753
Due after one year through five years ............     67,355          71,469
Due after five years through ten years ...........    131,247         136,807
Due after ten years ..............................    103,585         108,174
Mortgage-backed securities .......................    265,027         265,027
                                                     --------        --------
Total ............................................   $584,871        $599,230
                                                     ========        ========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

   Net realized capital losses consisted of the following:

                                                                                    2003            2002
                                                                                   -------       ---------
Bonds ..........................................................................   $ (584)       $ (48,419)
Common stocks ..................................................................       24               41
Preferred stock ................................................................       --          (24,794)
Mortgage loans .................................................................       (2)              --
Cash and short-term investments ................................................        2               --
Federal income tax expense .....................................................       --               25
                                                                                   ------        ---------
   Net realized capital losses, net of tax .....................................     (560)         (73,147)
Transfer to (from) IMR, net of tax .............................................      (49)          25,372
                                                                                   ------        ---------
   Net realized capital losses, net of tax and transfer to IMR .................   $ (609)       $ (47,775)
                                                                                   ======        =========

   In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. In 2002, net realized capital losses on bonds consisted of $184 gross realized gains and $48,603 gross realized losses. For the years ended December 31, 2003 and 2002, proceeds from the sales of fixed maturity securities were $161,613 and $1,941,307, respectively. During 2002, as part of Inviva's acquisition of the Company, certain investment assets identified by the Inviva were either sold or exchanged for their fair value, and replaced with new securities. These sales resulted in realized losses of $31,647, which are reflected in the above table.

   In 2003 and 2002, gross realized losses included $3,303 and $30,035, respectively, of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade corporate bonds of $49,411 and $64,158 respectively, with an aggregate fair value of $48,206 and $53,644, respectively. Those holdings amounted to 8.7% and 10.7% of the Company's investments in bonds at December 31, 2003 and 2002, respectively, and 2.9% and 3.4%, of the Company's total admitted assets at December 31, 2003 and 2002, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

INVESTMENT INCOME

   Net investment income for the years ended December 31, 2003 and 2002, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2003            2002
                                                      --------        --------
Bonds ............................................    $ 36,010        $ 47,943
Preferred stocks .................................         243           5,085
Common stocks ....................................          --              34
Mortgage loans on real estate ....................       1,551           2,058
Policy loans .....................................       1,684            (104)
Cash and short-term investments ..................         460           2,053
Other invested assets ............................          --           2,065
Miscelleaneous investment income .................          24              --
                                                      --------        --------
   Total gross investment income .................      39,972          59,134
Investment expenses ..............................      (1,086)         (1,865)
                                                      --------        --------
Net investment income ............................    $ 38,886        $ 57,269
                                                      ========        ========

   There was no accrued investment income excluded from surplus during 2003. Accrued investment income excluded from surplus at December 31, 2002 amounted to $2 which consists principally of bond interest where collection was not probable.

COMMON STOCKS

   Common stock held by the Company at December 31, 2002 was $10 which was sold in 2003; resulting in a realized gain of $24.

MORTGAGE LOANS

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. At December 31, 2002, the Company held mortgages aggregating $12, with interest overdue beyond 180 days (excluding accrued interest). During 2003 and 2002, the Company had no impaired mortgage loans.

   During 2003 and 2002, no new mortgage loans were issued and no rates were reduced on existing mortgages. Effective March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,400 at 102.4% premium to face value.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the risk that the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

   Unrealized losses on fixed maturity securities--by investment age as of December 31, 2003 is as follows:

                                                       LESS THAN 12 MONTHS       12 MONTHS OR MORE            TOTAL
                                                      ----------------------- ----------------------- ---------------------
                                                         NAIC                   NAIC                    NAIC
                                                        MARKET    UNREALIZED   MARKET    UNREALIZED    MARKET    UNREALIZED
                                                         VALUE      LOSSES      VALUE      LOSSES       VALUE      LOSSES
                                                      --------- ------------- --------- ------------- --------- -----------
Fixed maturities:
   U.S. Treasury securities
      and obligations of US
   Government corporations
      and agencies ..............................       $   553      $   (3)    $    --     $    --    $   553      $    (3)
   States and political
      subdivisions ..............................            --          --       1,475         (32)     1,475          (32)
   Corporate Securities .........................        32,675        (775)      9,951      (1,406)    42,626       (2,181)
                                                       --------      ------     ------      -------    -------      -------
   Total debt securities ........................       $33,228      $ (778)    $11,426     $(1,438)   $44,654      $(2,216)
                                                       ========      ======     =======     =======    =======      =======

5.   POLICY AND CLAIM RESERVES

   As of December 31, 2003 and 2002, the Company had $3,527,948 and  $5,398,813,
respectively of individual and group life insurance in force. On $312,206 and $450,162 of insurance in force as of December 31, 2003 and 2002, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,000 and $1,087 at December 31, 2003 and 2002, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")--Certain of the Company variable products provide an annuitization benefits equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

5.   POLICY AND CLAIM RESERVES (CONTINUED)

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB")--These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2003, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                            $ 946,295                        $31,890                        $17,685
GMIB                                                3,863                             11                             11

   At December 31, 2002, the Company had the following with guaranteed benefits as follows:

BENEFIT AND TYPE OF RISK               SUBJECTED ACCOUNT VALUE              GROSS RESERVE             REINSURANCE RESERVE CREDIT
------------------------               -----------------------              -------------             --------------------------
GMDB                                           $1,048,235                        $39,126                        $27,302
GMIB                                                3,811                             29                             29

   At December 31, 2003, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                             2003
                                                                 -------------------------------
                                                                   AMOUNT             % OF TOTAL
                                                                 ----------           ----------
A. Subject to discretionary withdrawal:
   1. With market value adjustment ...........................   $1,006,126               62.2%
   2. At book value less current surrender charge
      of 5% or more ..........................................       99,214                6.1%
   3. At fair value ..........................................           --                0.0%
                                                                 ----------           ---------
   4. Total with adjustment or at fair value .................    1,105,340               68.3%
   5. At book value without adjustment
      (minimal or no charge or adjustment) ...................      448,793               27.7%
B. Not subject to discretionary withdrawal ...................       63,951                4.0%
                                                                 ----------           ---------
C. Total (gross: direct + assumed) ...........................    1,618,084              100.0%
                                                                 ---------            ---------
D. Reinsurance ceded .........................................        6,536                  --
                                                                 ----------           ---------
E. Total (net)* (C)-(D) ......................................   $1,611,548              100.0%
                                                                 ==========           =========

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds ...............................................    $571,081      $599,230
Preferred stocks ....................................       3,345         3,710
Cash and short-term investments .....................      20,804        20,804
Policy loans ........................................      22,843        22,843
Mortgage loans on real estate .......................      18,222        18,265

LIABILITIES
Policy and contract reserves ........................    $619,627      $602,062

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

6.   FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2002 are as follows:

                                                         CARRYING
                                                           VALUE      FAIR VALUE
                                                         --------     ----------
Bonds .................................................  $600,024      $599,260
Preferred stocks ......................................     3,345         3,254
Common stocks .........................................        10            10
Cash and short-term investments .......................    75,547        75,547
Policy loans ..........................................    22,435        22,435
Mortgage loans on real estate .........................    21,790        22,611

LIABILITIES
Policy and contract reserves ..........................  $692,622      $633,682

   BONDS AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE--Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.   REINSURANCE

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company reinsures 100% of its life and accident and health business to Protective and WNIC (See Note 1). The total reserves transferred under these agreements were $431,558 and $503,678, respectively, as of year end 2003 and 2002. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net to tax.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,459 and $26,400 of its $31,889 and $39,126, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2003 and 2002.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2003 and 2002 were approximately ($175) and $500, respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2003 and 2002, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

7.   REINSURANCE (CONTINUED)

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:
                                                           2003          2002
                                                         --------      --------
Premiums, annuity and fund deposits ..................   $ 57,972      $ 40,118
Policyholder benefits ................................     59,201        67,653
Change in insurance and annuity reserves .............    (53,658)      464,518
Policy and contract reserves .........................    490,383       544,041

   The Company reinsures certain of its risks with other companies which are accounted for as transfers of risk. For 2003, the Company retains no risk for its life insurance and accident and health contracts. Such contracts were ceded to three reinsurers during 2002 in conjunction with the sale of Conseco Variable Life Insurance Company by Conseco Financial Services to Inviva. Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

   In 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2003. The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $23 at December 31, 2002. During 2003 and 2002, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $250 and $300 as of December 31, 2003 and 2002, respectively):

SHORT DURATION CONTRACTS                         2003                 2002
                                               --------             --------
Direct premiums .............................  $ 12,763             $ 15,113
Reinsurance assumed .........................        --                   30
Reinsurance ceded ...........................    12,763                3,941
                                               --------             --------
Premiums ....................................  $     --             $ 11,202
                                               ========             ========

LONG DURATION CONTRACTS

Direct premiums .............................  $173,445             $333,540
Reinsurance ceded ...........................    37,917               36,177
                                               --------             --------
Premiums ....................................  $135,528             $297,363
                                               ========            =========

   The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no estimated amount of the aggregate reduction in surplus of a unilateral cancellation by the reinsurer as of the date of the financial statements for those agreements in which cancellation results in a net obligation of the Company to the reinsurer and for which such obligation is not presently accrued. The Company held no reinsurance credit for the unilateral cancellation by the reinsurer.

8.   COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

   On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

8.   COMMITMENTS AND CONTINGENCIES (CONTINUED)

alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified against the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2003 and 2002. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2003 and 2002, the Company has estimated probable recoveries through premium tax credits of $485 and $701, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME TAXES

   For 2002, the Company filed two federal income tax returns. The first return was consolidated return filed by Conseco, Inc. and covered the period January 1, 2002 through September 30, 2002. The Company was subject to a tax sharing agreement as part of the consolidated Conseco tax return filed with the Internal Revenue Service. The tax allocation method was based upon separate return calculations with current credit for net losses subject to certain limitations. The second return included the period October 1, 2002 through December 31, 2002 and was filed a separate life insurance company federal income tax return. The Company will file a separate life insurance company federal income tax return for 2003.

   As of December 31, 2003, the Company had operating loss carryforwards of approximately $6,700, which begin to expire in 2018. As of December 31, 2003, the Company had capital loss carryforwards of approximately $41,100, which begin to expire in 2007.

   The federal income tax payable at December 31, 2002 of $9,259 included $5,989 payable to Conseco and $3,270 payable to the Internal Revenue Service. The federal income tax recoverable at December 31, 2002 of $10,127 included $15,509 receivable from Conseco Life of Texas and $5,382 payable to Conseco.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:
                                                              2003        2002
                                                             -------     -------
Gross deferred tax asset .................................   $34,027     $34,440
Gross deferred tax liabilities ...........................         7          47
                                                             -------     -------
   Sub-Total .............................................    34,020      34,393
Nonadmitted deferred tax assets ..........................    30,617      30,227
                                                             -------     -------
Net deferred tax asset ...................................     3,403       4,166
                                                             -------     -------
   Decrease in non-admitted gross deferred tax asset .....   $   390     $ 3,280
                                                             =======     =======

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Net operating loss carryforwards ................   $ 2,355      $    --       $ 2,355
Capital loss carryforward .......................    14,401           --        14,401
Insurance reserves ..............................     1,536        1,894          (358)
Proxy DAC .......................................     2,954        3,832          (878)
Investments .....................................    11,646       17,051        (5,405)
Other ...........................................     1,135        1,506          (371)
                                                    -------      -------       -------
Gross DTAs ......................................    34,027       24,283         9,744
Nonadmitted DTAs ................................    30,617       20,070        10,547
                                                    -------      -------       -------
Net admitted DTA ................................     3,410        4,213          (803)
                                                    =======      =======       =======

DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN           2003         2002        Change
-------------------------------------------         -------      -------       -------
Investment income ...............................        --           40           (40)
Other ...........................................         7            7            --
                                                    -------      -------       -------
Gross DTLs ......................................         7           47           (40)
                                                    =======      =======       =======
Net admitted deferred tax assets ................   $ 3,403      $ 4,166       $  (763)
                                                    =======      =======       =======

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2003 AND 2002
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)

--------------------------------------------------------------------------------

9.   FEDERAL INCOME TAXES (CONTINUED)

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                                                    2003          2002
                                                                                  ---------     --------
Current income tax expense on operating income .................................  $   (792)     $  8,075
Prior year over accrual of tax .................................................    (5,628)       (5,242)
Ceding commission ..............................................................     8,526         2,101
Other ..........................................................................        --           641
                                                                                  --------      --------
Current income taxes incurred ..................................................  $  2,106      $  5,575
                                                                                  ========      ========
   The significant books to tax differences in 2003 are as follows:
                                                                                    100%          35%
                                                                                  ---------     --------
Statutory income before taxes ..................................................  $ 12,069      $  4,224
Reserve adjustment .............................................................       340           119
Deferred acquisition costs .....................................................      (963)         (337)
Ceding commission ..............................................................   (15,835)       (5,542)
IMR ............................................................................    (1,812)         (634)
Other ..........................................................................      (528)         (185)
                                                                                  --------      --------
Total adjustments ..............................................................   (18,798)       (6,579)
                                                                                  --------      --------
Taxable loss from operations ...................................................  $ (6,729)     $ (2,355)
                                                                                  ========      ========

10. RELATED PARTY TRANSACTIONS

   The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2003 and 2002, operating expenses of $26,491 and $2,864, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

   Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2003 under these agreements was $3,304.

   4086 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $128 and $126 in 2003 and 2002, respectively.

   The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

   During 2003 and 2002, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

   The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 4086 Mortgage advisors were terminated during 2003. This agreement was terminated effective March 26, 2004 (see Note 4). Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 4086 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 and $23,524 in 2003 and 2002, respectively.

   The Company declared an ordinary dividend in the amount of $7,300 on April 17, 2002 to its previous sole shareholder, Conseco Life Insurance Company of Texas. An extraordinary dividend in the amount of $68,000 was declared on April 18, 2002, subject to the receipt of a ceding commission from the coinsurance of 100% of the Company's life insurance in force to an unaffiliated insurer. The ceding commission in the amount of $49,500 was received on June 28, 2002. The declared dividends totaling $75,300 was paid on October 23, 2002.

   On October 23, 2002, the Company sold certain invested assets to Conseco Health Insurance Company, a former affiliate, for cash in the amount of $25,189 after approval by the Texas Department of Insurance.

   During 2002, the Company recognized an impairment write down in the amount of $16,401 on its investment in collateralized obligations issued by securitization trusts through Conseco Finance Corp. These securities were sold during 2002.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

   Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

   Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the year ended December 31, are as follows:

                                                                          2003                                 2002
                                                            --------------------------------      ----------------------------
                                                              SEPARATE                             SEPARATE
                                                              ACCOUNTS             NON-            ACCOUNTS           NON-
                                                                WITH            GUARANTEED           WITH          GUARANTEED
                                                             GUARANTEES          SEPARATE         GUARANTEES        SEPARATE
                                                               INDEXED           ACCOUNTS           INDEXED         ACCOUNTS
                                                            ------------      --------------      -----------    -------------
Premiums, deposits and other considerations ................  $    179          $  120,884          $    44        $  255,664
                                                              ========          ==========          =======        ==========
For accounts with assets at:
Market value ...............................................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment ...............................  $  1,509          $       --          $ 1,355        $       --
At market value ............................................        --           1,001,746               --         1,072,219
                                                              --------          ----------          -------        ----------
Subtotal ...................................................     1,509           1,001,746            1,355         1,072,219
   Not subject to discretionary withdrawal .................        --               3,287               --             3,273
                                                              --------          ----------          -------        ----------
Total separate account liabilities .........................  $  1,509          $1,005,033          $ 1,355        $1,075,492
                                                              ========          ==========          =======        ==========

   Amounts transferred to and from non-guaranteed separate accounts in the Statement of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:
                                                          2003           2002
                                                       ---------      ---------
Transfers to Separate Accounts .....................   $ 118,853      $ 256,874
Transfers from Separate Accounts ...................     413,010        462,904
                                                       ---------      ---------
Net transfers from Separate Accounts ...............   $(294,157)     $(206,030)
                                                       =========      =========

12. EMPLOYEE BENEFITS

   The Company provides certain health care and life insurance benefits ("postretirement benefits") for currently retired employees only. Health care benefits for retirees under age 65 are generally the same as indemnity benefits offered to active employees; health care benefits coordinate with Medicare benefits for retirees 65 and older. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested.

   The liabilities for these unfunded plans are included in general expenses due and accrued.

   A summary of obligations and assumptions of the Postretirement Benefit plans is as follows at December 31, 2003 and 2002:

CHANGE IN BENEFIT OBLIGATION                                    2003     2002
                                                              --------  --------
a. Benefit obligation at the beginning of the year ........     $662      $630
b. Service cost ...........................................       --        --
c. Interest cost ..........................................       53        50
d. Contribution by plan participants ......................        2         2
e. Actuarial gain .........................................      (79)      (10)
f. Benefits paid ..........................................      (10)      (10)
                                                                ----      ----
g. Benefit obligation at the end of the year ..............     $628      $662
                                                                ====      ====

   The discount rate used in determining the accumulated post retirement benefit obligations was 8.0%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONCLUDED)

ANNUAL STATEMENT AS OF DECEMBER 31, 2003
(DOLLARS IN THOUSANDS, EXCEPT IN-FORCE DATA)

--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS (CONTINUED)

   The assumed health care cost trend rate was 12% graded to 5% over 12 years. A 1% change in the assumed health care cost trend rate would have the following effects:

                                                                    1% INCREASE     1% DECREASE
                                                                   -------------   -------------
a. Effect on total of service and interest cost component .......            17            (13)
b. Effect on postretirement benefit obligation ..................            20            (16)

13. CAPITAL AND SURPLUS

   The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2003 was $9,963. Statutory surplus as regards policyholders as of December 31, 2003 was $55,525. The maximum dividend payout which may be made without prior approval in 2004 is $9,963.

   As allowed by the Texas Department of Insurance, effective with the filing of its 2003 annual statement, the Company has restated its surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva, Inc. in 2002.

   Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, respectively, the Company meets its RBC requirements.

14. RECONCILIATION TO STATUTORY ANNUAL STATEMENT

   The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2002 Annual Statement, to the amounts reported in the accompanying statutory-basis financial statements:

                                                                             CAPITAL AND     NET INCOME
                                                                               SURPLUS       YEAR ENDED
                                                                             DECEMBER 31,    DECEMBER 31,
                                                                                 2002            2002
                                                                             ------------    ------------
As reported in Annual Statement ...........................................    $ 61,586        $ (19,475)
Deduct nonadmitted receivable from affiliate-capital contribution .........      (7,500)             --
Decrease in insurance annuity reserves ....................................       1,000            1,000
Decrease other miscellaneous ..............................................         106              106
Decrease in ceding commission income recognized ...........................         --           (11,660)
                                                                               --------        ---------
Total as reported in the accompanying audited statutory-basis
   balance sheet ..........................................................    $ 55,192        $ (30,029)
                                                                               ========        =========

   The Company recorded a receivable from its parent, Inviva, as a capital contribution at December 31, 2002. This amount was collected in March 2003. Under NAIC SAP capital contribution receivables not collected by the date on which the annual statement is filed, must be non-admitted. Following correspondence during March 2003 with the Texas Department of Insurance, it was agreed that restatement and refilling of the Annual Statement was not required for this item.

   Other miscellaneous is comprised of the following adjustments: policy loans, accrued interest and expenses, reinsurance recoverables, other-than temporary impairments, current tax expenses, deferred tax assets, non-admitted deferred tax assets and other post-retirement benefits.

   In 2003, there is no adjustment from the filing of the Company's annual statement on February 29, 2004 to these financial statements.


                                                                              19
JEFFERSON NATIONAL LIFE INSURANCE COMPANY


Annual Report
to Contract Owners
December 31, 2003


                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2003

================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                   PAGE
Statement of Assets and Liabilities as of December 31, 2003 ...............    2
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2003 ....................................    6
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2002 ....................................   18
Notes to Financial Statements .............................................   27
Report of Independent Auditors ............................................   42

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

================================================================================================================
                                                                        SHARES          COST           VALUE
----------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust (formerly Conseco Series Trust):
       Balanced Portfolio .........................................    982,651.8    $ 13,104,697    $ 12,135,753
       Equity Portfolio ...........................................  5,333,120.5      88,242,562     108,902,322
       Fixed Income Portfolio .....................................    858,686.5       8,636,641       8,655,560
       Focus 20 Portfolio .........................................     32,201.8          96,959         107,877
       Government Securities Portfolio ............................     57,672.5         694,097         674,769
       High Yield Portfolio .......................................     11,998.6         116,130         126,345
       Money Market Portfolio .....................................  2,669,763.3       2,669,763       2,669,763
     AIM Variable Insurance Funds:
       Basic Value Fund ...........................................      2,409.4          23,162          25,563
       Mid Cap Core Equity Fund Series II .........................        240.6           2,684           2,890
     The Alger American Fund:
       Growth Portfolio ...........................................     48,825.7       1,835,602       1,625,410
       Leveraged AllCap Portfolio .................................    108,904.1       4,584,295       3,059,115
       MidCap Growth Portfolio ....................................     64,628.0       1,052,440       1,189,156
       Small Capitalization Portfolio .............................     73,300.4       1,215,191       1,273,960
     Alliance Variable Products Series, Inc.:
       Growth and Income Portfolio ................................        286.8           5,510           6,251
     American Century Variable Portfolios, Inc:
       Income and Growth Fund .....................................     34,475.2         189,090         226,502
       International Fund .........................................     62,143.3         334,476         399,582
       Value Fund .................................................    129,825.3         858,550       1,011,339
     The Dreyfus Socially Responsible Growth Fund, Inc. ...........    127,316.4       3,597,891       3,028,858
     Dreyfus Stock Index Fund .....................................    442,132.0      14,051,987      12,565,391
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio ................................      7,344.7         127,135         144,397
       International Value Portfolio ..............................     13,975.7         164,619         189,231
     Federated Insurance Series:
       Capital Income Fund II (formerly Utility Fund II) ..........     38,530.5         284,423         325,198
       High Income Bond Fund II ...................................     50,373.8         362,459         402,487
       International Equity Fund II ...............................     28,278.8         297,489         327,751
     First American Insurance Portfolios, Inc.:
       Large Cap Growth Portfolio .................................        416.2           1,958           2,052
       Mid Cap Growth Portfolio ...................................        503.7           3,214           3,662
     Invesco Variable Investment Funds, Inc:
       Core Equity Fund ...........................................     10,040.3         162,522         179,822
       Financial Services Fund ....................................        455.5           5,180           6,167
       Health Sciences Fund .......................................      4,559.8          72,441          80,115
       High Yield Fund ............................................      6,899.1          49,813          54,710
       Real Estate Opportunity Fund ...............................     14,068.6         160,569         201,743
       Technology Fund ............................................      1,544.9          17,277          18,338
     Janus Aspen Series:
       Growth Portfolio ...........................................    329,272.0       8,491,902       6,331,901
       Growth and Income Portfolio ................................     39,468.9         469,609         558,485
       International Growth Portfolio .............................      1,758.5          35,835          40,550
       Mid Cap Growth Portfolio (formerly Aggressive Growth) ......    264,838.9      10,378,724       5,667,550
       Worldwide Growth Portfolio .................................    487,602.4      18,470,234      12,589,894
     Lazard Retirement Series, Inc:
       Equity Portfolio ...........................................      4,271.0          39,735          41,301
       Small Cap Portfolio ........................................     27,377.5         326,820         402,723
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio ..................................      1,949.9          22,067          23,535
       Growth and Income Portfolio ................................     42,151.2         883,961       1,033,548
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio (Class S) ...............................        223.4           2,515           2,770
       Limited Maturity Bond Portfolio ............................     11,496.1         154,324         151,748
       Midcap Growth Portfolio ....................................         38.1             576             583
       Partners Portfolio .........................................     18,111.4         245,756         278,915
       Regency Portfolio ..........................................      1,062.6          12,058          12,846

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2003

================================================================================================================
                                                                        SHARES          COST           VALUE
----------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     PIMCO Variable Insurance Trust:
       Real Return Fund ...........................................        234.2    $      2,869    $      2,895
       Total Return Fund ..........................................        523.0           5,419           5,419
     Pioneer Variable Contracts Trust, Class II Shares:
       Equity Income Portfolio ....................................     13,566.8         227,116         246,781
       Fund Portfolio .............................................      4,988.2          95,309          93,080
     Royce Capital Fund:
       Micro-Cap Portfolio ........................................     15,233.5         163,967         166,046
       Small-Cap Portfolio ........................................     18,180.0         137,952         137,986
     Rydex Variable Trust:
       Juno Fund ..................................................         35.2             917             873
       Medius Fund ................................................      1,859.1          47,705          45,994
       Mekros Fund ................................................      7,408.9         221,199         220,416
       Nova Fund ..................................................      3,835.3          21,515          27,652
       OTC Fund ...................................................     28,769.9         314,500         378,612
       Sector Rotation Fund .......................................        467.7           4,593           4,714
       U.S. Government Money Market Fund ..........................     66,755.8          66,756          66,756
     Seligman Portfolios, Inc.: (Class 2 shares)
       Communications and Information Portfolio ...................     14,638.9         158,069         168,494
       Global Technology Portfolio ................................      8,145.2          81,433          97,742
     Strong Variable Insurance Funds, Inc:
       Mid Cap Growth Fund II .....................................     42,821.4         713,807         587,939
     Strong Opportunity Fund II, Inc ..............................     41,522.7         691,256         788,517
     Third Avenue Variable Series Trust:
       Variable Annuity Trust .....................................      9,569.9         192,810         200,586
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund .............................         88.7             885             889
       Worldwide Bond Fund ........................................     21,048.0         264,522         280,149
       Worldwide Emerging Markets Fund ............................     14,566.4         138,042         176,983
       Worldwide Hard Assets Fund .................................     20,295.0         242,065         301,786
       Worldwide Real Estate Fund .................................      4,077.4          44,983          53,985
     Variable Insurance Funds:
       Choice Market Neutral Funds ................................        544.9           5,602           5,585
----------------------------------------------------------------------------------------------------------------
          Total investments in portfolio shares..................................................    190,818,307
================================================================================================================
   LIABILITIES:
   Amounts payable to Jefferson National Life Insurance Company..................................        300,314
----------------------------------------------------------------------------------------------------------------
          Net assets.............................................................................   $190,517,993
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2003

================================================================================================================
                                                                        SHARES        UNIT VALUE        VALUE
----------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      40|86 Series Trust (formerly Conseco Series Trust):
         Balanced Portfolio ......................................  4,013,589.497   $   2.971189    $ 11,925,134
         Focus 20 Portfolio ......................................    333,514.241       0.323454         107,877
         Equity Portfolio - Qualified ............................  2,718,137.219      38.430410     104,459,128
         Equity Portfolio - Nonqualified .........................     73,766.133      30.420935       2,244,035
         Fixed Income Portfolio - Qualified ......................  1,096,246.096       7.538163       8,263,682
         Fixed Income Portfolio - Non qualified ..................     37,649.113       7.242837         272,686
         Government Securities Portfolio .........................    414,230.864       1.628969         674,769
         High Yield Portfolio ....................................     91,637.009       1.378756         126,345
         Money Market Portfolio - Qualified ......................    836,236.031       3.166840       2,648,226
         Money Market Portfolio - Non qualified ..................      2,169.747       3.166838           6,871
      AIM Variable Insurance Funds:
         Basic Value Fund ........................................     19,744.053       1.294734          25,563
         Mid Cap Core Equity Fund Series II ......................      2,323.789       1.243759           2,890
      Alger American Fund:
         Growth Portfolio ........................................  1,063,276.436       1.528681       1,625,410
         Leveraged AllCap Portfolio ..............................  1,038,000.963       2.761973       2,866,931
         MidCap Growth Portfolio .................................    576,759.253       2.061789       1,189,156
         Small Capitalization Portfolio ..........................  1,090,232.089       1.168522       1,273,960
      Alliance Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .............................      6,010.130       1.040107           6,251
      American Century Variable Portfolios, Inc:
         Income and Growth Fund ..................................    217,674.269       1.040555         226,502
         International Fund ......................................    340,276.960       1.174286         399,582
         Value Fund ..............................................    559,710.954       1.806896       1,011,339
      The Dreyfus Socially Responsible Growth Fund, Inc. .........  1,701,703.933       1.755893       2,988,010
      Dreyfus Stock Index Fund ...................................  5,750,564.477       2.142178      12,318,733
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio .............................    158,295.441       0.912200         144,397
         International Value Portfolio ...........................    164,785.457       1.148345         189,231
      Federated Insurance Series:
         Capital Income Fund II (formerly Utility Fund II) .......    260,607.775       1.225877         319,473
         High Income Bond Fund II ................................    256,317.590       1.542425         395,351
         International Equity Fund II ............................    224,295.237       1.461250         327,751
      First American Insurance Portfolios, Inc.:
         Large Cap Growth Portfolio ..............................      2,931.915       0.699752           2,052
         Mid Cap Growth Portfolio ................................      4,677.574       0.782978           3,662
      Invesco Variable Investment Funds, Inc:
         Core Equity Fund ........................................    168,492.614       1.067238         179,822
         Financial Services Fund .................................      5,872.287       1.050259           6,167
         Health Sciences Fund ....................................     82,572.072       0.970248          80,115
         High Yield Fund .........................................     59,596.394       0.918012          54,710
         Real Estate Opportunity Fund ............................    137,496.753       1.467259         201,743
         Technology Fund .........................................     33,386.535       0.549261          18,338
      Janus Aspen Series:
         Growth Portfolio ........................................  3,283,713.459       1.909835       6,271,351
         Growth and Income Portfolio .............................    453,889.683       1.230443         558,485
         International Growth Portfolio ..........................     27,998.542       1.448305          40,550
         Mid Cap Growth Portfolio (formerly Aggressive Growth) ...  3,246,648.378       1.733204       5,627,104
         Worldwide Growth Portfolio ..............................  5,528,028.454       2.262516      12,507,253
      Lazard Retirement Series, Inc:
         Equity Portfolio ........................................     39,514.822       1.045193          41,301
         Small Cap Portfolio .....................................    289,465.250       1.391267         402,723
      Lord Abbett Series Fund, Inc:
         American's Value Portfolio ..............................     19,214.918       1.224826          23,535
         Growth and Income Portfolio .............................    796,708.881       1.297272       1,033,548
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio ......................................      2,202.776       1.257467           2,770
         Limited Maturity Bond Portfolio .........................    116,039.144       1.307733         151,748
         Midcap Growth Portfolio .................................        761.461       0.765810             583
         Partners Portfolio ......................................    212,337.007       1.313550         278,915
         Regency Portfolio .......................................      9,830.559       1.306780          12,846

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2003

================================================================================================================
                                                                        SHARES       UNIT VALUE         VALUE
----------------------------------------------------------------------------------------------------------------
    Contract owners' deferred annuity reserves: (continued)
        PIMCO Variable Insurance Trust:
           Real Return Fund .......................................    2,745.516    $   1.054439    $      2,895
           Total Return Fund ......................................    5,344.168        1.013925           5,419
        Pioneer Variable Contracts Trust:
           Equity Income Portfolio ................................  266,825.443        0.924877         246,781
           Fund Portfolio .........................................  108,242.149        0.859920          93,080
        Royce Capital Fund:
           Micro-Cap Portfolio ....................................  112,213.175        1.479733         166,046
           Small-Cap Portfolio ....................................   98,795.784        1.396674         137,986
        Rydex Variable Trust:
           Juno Fund ..............................................      885.181        0.986169             873
           Medius Fund ............................................   30,940.814        1.486523          45,994
           Mekros Fund ............................................  138,969.846        1.586069         220,416
           Nova Fund ..............................................    2,746.245       10.069161          27,652
           OTC Fund ...............................................   28,571.133       13.251574         378,612
           Sector Rotation Fund ...................................    3,761.867        1.253155           4,714
           U.S. Government Money Market Fund ......................   67,324.080        0.991562          66,756
        Seligman Portfolios, Inc.:
           Communications and Information Portfolio ...............  323,736.842        0.520465         168,494
           Global Technology Portfolio ............................  206,753.884        0.472748          97,742
        Strong Variable Insurance Funds, Inc:
           Mid Cap Growth Fund II .................................  406,151.933        1.447583         587,939
        Strong Opportunity Fund II, Inc. ..........................  430,701.538        1.830774         788,517
        Third Avenue Variable Series Trust:
           Variable Annuity Trust .................................  145,552.708        1.378097         200,586
        Van Eck Worldwide Insurance Trust:
           Worldwide Absolute Return Fund .........................      892.768        0.995313             889
           Worldwide Bond Fund ....................................  196,186.313        1.427975         280,149
           Worldwide Emerging Markets Fund ........................  206,465.782        0.857201         176,983
           Worldwide Hard Assets Fund .............................  221,992.226        1.359443         301,786
           Worldwide Real Estate Fund .............................   42,249.343        1.277763          53,985
        Variable Insurance Funds:
           Choice Market Neutral Fund .............................    5,485.508        1.018150           5,585
----------------------------------------------------------------------------------------------------------------
                Net assets attributable to contract owners' deferred annuity reserves ..........    $187,598,483
================================================================================================================

Contract owners' annuity payment reserves:
    Alger American Fund:
       Leveraged AllCap Portfolio ..............................................................         119,611
    40|86 Series Trust (formerly Conseco Series Trust):
       Balanced Portfolio ......................................................................         186,371
       Equity Portfolio - Qualified ............................................................       1,377,797
       Equity Portfolio - Non qualified ........................................................         782,920
       Fixed Income Portfolio - Qualified ......................................................          80,722
       Fixed Income Portfolio - Non qualified ..................................................             111
       Money Market Portfolio - Qualified ......................................................          29,182
    The Dreyfus Socially Responsible Growth Fund, Inc. .........................................          34,371
    Dreyfus Stock Index Fund ...................................................................         169,670
    Federated Insurance Series:
       Capital Income Fund II (formerly Utility Fund II) .......................................           4,905
       High Income Bond Fund II ................................................................           2,125
    Janus Aspen Series:
       Growth Portfolio ........................................................................          39,823
       Mid Cap Growth Portfolio (formerly Aggressive Growth) ...................................          30,644
       Worldwide Growth Portfolio ..............................................................          61,258
----------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' annuity payment reserves ................       2,919,510
----------------------------------------------------------------------------------------------------------------
              Net assets .......................................................................    $190,517,993
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                            40|86 SERIES TRUST PORTFOLIOS (a)
                                                       -----------------------------------------------------------------------------
                                                                                           FIXED                        GOVERNMENT
                                                         BALANCED         EQUITY          INCOME        FOCUS 20        SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .............................   $    255,621    $    243,667    $    418,535    $         --    $     30,742
Expenses:
   Mortality and expense risk fees, net ............        111,363         640,853          66,705             511           9,094
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............        144,258        (397,186)        351,830            (511)         21,648
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..............       (447,049)    (32,477,349)        262,229           7,043            (545)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .............................             --              --              --              --           5,094
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .............................             --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
      portfolio shares .............................       (447,049)    (32,477,349)        262,229           7,043           4,549
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ................................      2,539,968      63,999,132         115,296          11,798         (22,992)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...........................   $  2,237,177    $ 31,124,597    $    729,355    $     18,330    $      3,205
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                            40|86 SERIES TRUST PORTFOLIOS (a)
                                                       -----------------------------------------------------------------------------
                                                                                           FIXED                        GOVERNMENT
                                                         BALANCED         EQUITY          INCOME        FOCUS 20        SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $    144,258    $   (397,186)   $    351,830    $       (511)   $     21,648
   Net realized gain (loss) on investments in
      portfolio shares .............................       (447,049)    (32,477,349)        262,229           7,043           4,549
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ..............................      2,539,968      63,999,132         115,296          11,798         (22,992)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ..............................      2,237,177      31,124,597         729,355          18,330           3,205
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .........................        705,929       3,448,019         340,362           8,301          79,593
   Contract redemptions ............................     (1,738,523)    (21,029,970)     (1,447,941)         (1,204)       (382,058)
   Net transfers ...................................        276,744      (2,447,681)       (264,630)         68,243              74
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions .....       (755,850)    (20,029,632)     (1,372,209)         75,340        (302,391)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....      1,481,327      11,094,965        (642,854)         93,670        (299,186)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................     10,630,178      97,768,915       9,260,055          14,207         973,955
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................   $ 12,111,505    $108,863,880    $  8,617,201    $    107,877    $    674,769
====================================================================================================================================

Notes:

a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

b) For the period May 1, 2003 (inception date of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    40|86 SERIES TRUST            AIM VARIABLE                                                                     ALLIANCE VARIABLE
PORTFOLIOS (CONTINUED)(a)        INSURANCE FUNDS                           THE ALGER AMERICAN FUNDS                 PRODUCTS SERIES
----------------------    --------------------------    ----------------------------------------------------------  ---------------
 HIGH          MONEY          BASIC      MID CAP CORE                   LEVERAGED       MIDCAP          SMALL         GROWTH AND
 YIELD        MARKET        VALUE (b)     EQUITY (b)       GROWTH        ALLCAP         GROWTH     CAPITALIZATION       INCOME
====================================================================================================================================


$ 7,815    $    21,633     $        --    $        --    $        --    $        --    $        --    $        --        $  14

  1,208         33,815              70              8         14,856         30,513          8,096         10,690           30
------------------------------------------------------------------------------------------------------------------------------------
  6,607        (12,182)            (70)            (8)       (14,856)       (30,513)        (8,096)       (10,690)         (16)
------------------------------------------------------------------------------------------------------------------------------------



 11,082             --               7              1       (295,884)    (1,030,784)       (41,665)      (102,933)          10


     --             --              --             15             --             --             --             --           --

     --             --              --             --             --             --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------

 11,082             --               7             16       (295,884)    (1,030,784)       (41,665)      (102,933)          10
------------------------------------------------------------------------------------------------------------------------------------


  8,812             --           2,402            206        752,601      1,941,255        353,129        487,702          814
------------------------------------------------------------------------------------------------------------------------------------

$26,501    $   (12,182)    $     2,339    $       214    $   441,861    $   879,958    $   303,368    $   374,079        $ 808
====================================================================================================================================






====================================================================================================================================
    40|86 SERIES TRUST            AIM VARIABLE                                                                     ALLIANCE VARIABLE
PORTFOLIOS (CONTINUED)(a)        INSURANCE FUNDS                           THE ALGER AMERICAN FUNDS                 PRODUCTS SERIES
----------------------    --------------------------    ----------------------------------------------------------  ---------------
 HIGH          MONEY          BASIC      MID CAP CORE                   LEVERAGED       MIDCAP          SMALL         GROWTH AND
 YIELD        MARKET        VALUE (b)     EQUITY (b)       GROWTH        ALLCAP         GROWTH     CAPITALIZATION       INCOME
====================================================================================================================================


$  6,607   $   (12,182)    $       (70)   $        (8)   $   (14,856)   $   (30,513)   $    (8,096)   $   (10,690)       $  (16)

  11,082            --               7             16       (295,884)    (1,030,784)       (41,665)      (102,933)           10


   8,812            --           2,402            206        752,601      1,941,255        353,129        487,702           814
------------------------------------------------------------------------------------------------------------------------------------

  26,501       (12,182)          2,339            214        441,861        879,958        303,368        374,079           808
------------------------------------------------------------------------------------------------------------------------------------


  13,134       213,866           3,500          1,148        189,088        182,873         96,767        100,400         1,026
(109,238)   (1,308,989)            (20)            --       (317,188)      (890,363)       (60,326)      (181,789)          (20)
 121,059       (51,018)         19,744          1,528        (56,417)       (76,583)       220,346         84,723         3,661
------------------------------------------------------------------------------------------------------------------------------------


  24,955    (1,146,141)         23,224          2,676       (184,517)      (784,073)       256,787          3,334         4,667
------------------------------------------------------------------------------------------------------------------------------------
  51,456    (1,158,323)         25,563          2,890        257,344         95,885        560,155        377,413         5,475
------------------------------------------------------------------------------------------------------------------------------------
  74,889     3,842,602              --             --      1,368,066      2,890,657        629,001        896,547           776
------------------------------------------------------------------------------------------------------------------------------------
$126,345   $ 2,684,279     $    25,563    $     2,890    $ 1,625,410    $ 2,986,542    $ 1,189,156    $ 1,273,960        $6,251
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2003

============================================================================================================================
                                                              AMERICAN CENTURY                  BERGER INSTITUTIONAL
                                                             VARIABLE PORTFOLIOS                   PRODUCTS TRUST
                                                    ---------------------------------------   -------------------------



                                                     INCOME AND
                                                       GROWTH    INTERNATIONAL     VALUE       GROWTH(a)  INTERNATIONAL(a)
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...........................  $     1,436   $     1,534   $    10,763   $       166   $       100
Expenses:
   Mortality and expense risk fees, net ..........        1,626         2,572         9,414           440            16
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............         (190)       (1,038)        1,349          (274)           84
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............       (6,275)       (1,995)      (37,013)     (307,380)       (3,028)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares .....................       (6,275)       (1,995)      (37,013)     (307,380)       (3,028)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................       41,442        67,820       263,011       314,766         1,831
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .........................  $    34,977   $    64,787   $   227,347   $     7,112   $    (1,113)
============================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2003

============================================================================================================================
                                                              AMERICAN CENTURY                  BERGER INSTITUTIONAL
                                                             VARIABLE PORTFOLIOS                   PRODUCTS TRUST
                                                    ---------------------------------------   -------------------------



                                                     INCOME AND
                                                       GROWTH    INTERNATIONAL     VALUE       GROWTH(a)  INTERNATIONAL(a)
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $      (190)  $    (1,038)  $     1,349   $      (274)  $        84
   Net realized gain (loss) on investments in
      portfolio shares ...........................       (6,275)       (1,995)      (37,013)     (307,380)       (3,028)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................       41,442        67,820       263,011       314,766         1,831
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ..........................       34,977        64,787       227,347         7,112        (1,113)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................       14,313        22,602       150,255        25,671           233
   Contract redemptions ..........................      (19,587)      (37,313)     (281,290)      (18,620)           --
   Net transfers .................................       87,640       142,379       (29,020)     (218,147)       (6,952)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...       82,366       127,668      (160,055)     (211,096)       (6,719)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...      117,343       192,455        67,292      (203,984)       (7,832)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      109,159       207,127       944,047       203,984         7,832
----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............  $   226,502   $   399,582   $ 1,011,339   $        --   $        --
============================================================================================================================

Notes:

a) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
     Berger IPT Growth to Janus Aspen Growth
     Berger IPT Large Cap Growth to Janus Aspen Growth and Income
     Berger IPT International to Janus Aspen International Growth

b)   For the period  January 1, 2003  through  March 31,  2003  (termination  of fund).

c) Formerly Utility Fund prior to its name change effective May 1, 2003. The accompanying notes are an integral part of these financial statements.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
   BERGER INSTITUTIONAL                                     DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                  INVESTMENT FUNDS             FEDERATED INSURANCE SERIES
-------------------------                               -------------------------   ------------------------------------

                               DREYFUS
                 SMALL        SOCIALLY       DREYFUS                                                 HIGH
  LARGE CAP    COMPANY       RESPONSIBLE      STOCK     DISCIPLINED  INTERNATIONAL     CAPITAL       INCOME  INTERNATIONAL
  GROWTH(a)    GROWTH(b)       GROWTH         INDEX        STOCK         VALUE      INCOME II(c)    BOND II    EQUITY II
--------------------------------------------------------------------------------------------------------------------------


 $       453   $        --   $     3,082   $   168,677  $     1,099   $     1,687   $    18,128   $    26,187  $        --

       1,085           500        26,353       113,525        1,275           986         3,014         3,629        1,930
--------------------------------------------------------------------------------------------------------------------------
        (632)         (500)      (23,271)       55,152         (176)          701        15,114        22,558       (1,930)
--------------------------------------------------------------------------------------------------------------------------



    (377,383)     (252,549)     (431,729)     (820,442)      (1,256)       (2,782)      (74,578)        4,598      (10,967)


          --            --            --            --           --            --            --            --           --


          --            --            --            --           --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

    (377,383)     (252,549)     (431,729)     (820,442)      (1,256)       (2,782)      (74,578)        4,598      (10,967)
--------------------------------------------------------------------------------------------------------------------------


     397,937       237,247     1,043,529     3,522,884       27,250        39,488       109,367        42,285       69,764
--------------------------------------------------------------------------------------------------------------------------

 $    19,922   $   (15,802)  $   588,529   $ 2,757,594  $    25,818   $    37,407   $    49,903   $    69,441  $    56,867
==========================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================
   BERGER INSTITUTIONAL                                     DREYFUS VARIABLE
PRODUCTS TRUST (CONTINUED)                                  INVESTMENT FUNDS             FEDERATED INSURANCE SERIES
-------------------------                               -------------------------   ------------------------------------

                               DREYFUS
                 SMALL        SOCIALLY       DREYFUS                                                 HIGH
  LARGE CAP    COMPANY       RESPONSIBLE      STOCK     DISCIPLINED  INTERNATIONAL     CAPITAL       INCOME  INTERNATIONAL
  GROWTH(a)    GROWTH(b)       GROWTH         INDEX        STOCK         VALUE      INCOME II(c)    BOND II    EQUITY II
--------------------------------------------------------------------------------------------------------------------------

 $      (632)  $      (500)  $   (23,271)  $    55,152  $      (176)  $       701   $    15,114   $    22,558  $    (1,930)

    (377,383)     (252,549)     (431,729)     (820,442)      (1,256)       (2,782)      (74,578)        4,598      (10,967)


     397,937       237,247     1,043,529     3,522,884       27,250        39,488       109,367        42,285       69,764
--------------------------------------------------------------------------------------------------------------------------

      19,922       (15,802)      588,529     2,757,594       25,818        37,407        49,903        69,441       56,867
--------------------------------------------------------------------------------------------------------------------------


      18,284           484       307,329       966,426       21,355        60,511        10,663        78,825       16,868
      (4,546)       (4,590)     (252,135)   (1,842,058)      (4,738)      (11,993)      (38,320)     (105,286)     (24,003)
    (534,443)     (218,453)       25,502      (204,312)     (22,182)       29,154        14,792       (10,259)     116,236
--------------------------------------------------------------------------------------------------------------------------

    (520,705)     (222,559)       80,696    (1,079,944)      (5,565)       77,672       (12,865)      (36,720)     109,101
--------------------------------------------------------------------------------------------------------------------------
    (500,783)     (238,361)      669,225     1,677,650       20,253       115,079        37,038        32,721      165,968
--------------------------------------------------------------------------------------------------------------------------
     500,783       238,361     2,353,156    10,810,753      124,144        74,152       287,340       364,755      161,783
--------------------------------------------------------------------------------------------------------------------------
 $        --   $        --   $ 3,022,381   $12,488,403  $   144,397   $   189,231   $   324,378   $   397,476  $   327,751
==========================================================================================================================

JEFFERSON NATIONAL LIFE Annuity account C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================


                                                          FIRST AMERICAN                   INVESCO VARIABLE
                                                       INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                    -------------------------   ---------------------------------------

                                                     LARGE CAP      MID CAP        CORE        FINANCIAL      HEALTH
                                                      GROWTH        GROWTH        EQUITY       SERVICES      SCIENCES
--------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...........................  $        --   $        --   $     1,897   $        29   $        --
Expenses:
   Mortality and expense risk fees, net ..........           15           208         1,133            55           477
--------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............          (15)         (208)          764           (26)         (477)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............          198         5,156           562           454           959
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
         portfolio shares ........................          198         5,156           562           454           959
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................          113           969        22,790         1,089        10,972
--------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................  $       296   $     5,917   $    24,116   $     1,517   $    11,454
==========================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------------------


                                                          FIRST AMERICAN                   INVESCO VARIABLE
                                                       INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                    -------------------------   ---------------------------------------

                                                     LARGE CAP      MID CAP        CORE        FINANCIAL      HEALTH
                                                      GROWTH        GROWTH        EQUITY       SERVICES      SCIENCES
--------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $       (15)  $      (208)  $       764   $       (26)  $      (477)
   Net realized gain (loss) on investments in
      portfolio shares ...........................          198         5,156           562           454           959
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................          113           969        22,790         1,089        10,972
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ..........................          296         5,917        24,116         1,517        11,454
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................        1,342         2,600        63,434        (2,505)        6,175
   Contract redemptions ..........................       (1,035)         (407)      (10,946)         (157)         (454)
   Net transfers .................................          961       (25,594)         (381)        2,981        39,429
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...        1,268       (23,401)       52,107           319        45,150
--------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...        1,564       (17,484)       76,223         1,836        56,604
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................          488        21,146       103,599         4,331        23,511
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................  $     2,052   $     3,662   $   179,822   $     6,167   $    80,115
==========================================================================================================================

Notes:

a) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (a) on page 8).

b) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                                                                                LAZARD
                                                                                                              RETIREMENT
             INVESCO VARIABLE                                                                                   SERIES
       INVESTMENT FUNDS (CONTINUED)                               JANUS ASPEN SERIES                          PORTFOLIOS
---------------------------------------   ------------------------------------------------------------------  -----------

              REAL ESTATE                               GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE
HIGH YIELD    OPPORTUNITY   TECHNOLOGY      GROWTH       INCOME(a)    GROWTH(a)     GROWTH(b)      GROWTH       EQUITY
-------------------------------------------------------------------------------------------------------------------------


$     3,072   $     2,978   $        --   $     5,198  $     5,679   $       366   $        --   $   133,806  $       246

        450         1,359            93        55,265        4,210           147        50,762       118,753          357
-------------------------------------------------------------------------------------------------------------------------
      2,622         1,619           (93)      (50,067)       1,469           219       (50,762)       15,053         (111)
-------------------------------------------------------------------------------------------------------------------------



        (71)        3,023           568      (751,915)      10,220           822    (2,260,610)   (1,782,178)        (137)


         --            --            --            --           --            --            --            --           --


         --            --            --            --           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------

        (71)        3,023           568      (751,915)      10,220           822    (2,260,610)   (1,782,178)        (137)
-------------------------------------------------------------------------------------------------------------------------


      6,909        41,249         1,250     2,312,968       88,876         4,715     3,811,782     4,229,738        7,840
-------------------------------------------------------------------------------------------------------------------------

$     9,460   $    45,891   $     1,725   $ 1,510,986  $   100,565   $     5,756   $ 1,500,410   $ 2,462,613  $     7,592
=========================================================================================================================







=========================================================================================================================
                                                                                                                LAZARD
                                                                                                              RETIREMENT
             INVESCO VARIABLE                                                                                   SERIES
       INVESTMENT FUNDS (CONTINUED)                               JANUS ASPEN SERIES                          PORTFOLIOS
---------------------------------------   ------------------------------------------------------------------  -----------

              REAL ESTATE                               GROWTH AND  INTERNATIONAL    MID CAP      WORLDWIDE
HIGH YIELD    OPPORTUNITY   TECHNOLOGY      GROWTH       INCOME(a)    GROWTH(a)     GROWTH(b)      GROWTH       EQUITY
-------------------------------------------------------------------------------------------------------------------------

$     2,622   $     1,619   $       (93)  $   (50,067) $     1,469   $       219   $   (50,762)  $    15,053  $      (111)

        (71)        3,023           568      (751,915)      10,220           822    (2,260,610)   (1,782,178)        (137)


      6,909        41,249         1,250     2,312,968       88,876         4,715     3,811,782     4,229,738        7,840
-------------------------------------------------------------------------------------------------------------------------

      9,460        45,891         1,725     1,510,986      100,565         5,756     1,500,410     2,462,613        7,592
-------------------------------------------------------------------------------------------------------------------------


      7,787        36,251           743       706,312       50,171         1,411       625,733     1,121,152        2,297
     (2,590)       (2,619)          (20)     (620,704)     (74,108)           --      (768,247)   (2,521,370)      (1,127)
     20,576        33,040        15,682      (276,970)     481,857        33,383      (390,680)     (715,089)         662
-------------------------------------------------------------------------------------------------------------------------

     25,773        66,672        16,405      (191,362)     457,920        34,794      (533,194)   (2,115,307)       1,832
-------------------------------------------------------------------------------------------------------------------------
     35,233       112,563        18,130     1,319,624      558,485        40,550       967,216       347,306        9,424
-------------------------------------------------------------------------------------------------------------------------
     19,477        89,180           208     4,991,550           --            --     4,690,532    12,221,205       31,877
-------------------------------------------------------------------------------------------------------------------------
$    54,710   $   201,743   $    18,338   $ 6,311,174  $   558,485   $    40,550   $ 5,657,748   $12,568,511  $    41,301
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

=========================================================================================================================
                                                     LAZARD
                                                   RETIREMENT
                                                     SERIES                                       NEUBERGER BERMAN
                                                   PORTFOLIOS                                    ADVISERS MANAGEMENT
                                                   (CONTINUED)    LORD ABBETT SERIES FUNDS        TRUST PORTFOLIOS
                                                    ---------     -------------------------   -------------------------

                                                                                                              LIMITED
                                                                   AMERICA'S    GROWTH AND                   MATURITY
                                                    SMALL CAP      VALUE (a)      INCOME      FASCIANO (a)     BOND
-------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...........................  $        --   $       282   $     6,104   $         1   $     6,856
Expenses:
   Mortality and expense risk fees, net ..........        3,297            38         8,035             7         1,449
-------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............       (3,297)          244        (1,931)           (6)        5,407
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............      (15,917)            3        (1,664)           --         1,216
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --           205            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ........................      (15,917)          208        (1,664)           --         1,216
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................      121,402         1,468       224,793           255        (4,511)
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................  $   102,188   $     1,920   $   221,198   $       249   $     2,112
=========================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

=========================================================================================================================
                                                     LAZARD
                                                   RETIREMENT
                                                     SERIES                                       NEUBERGER BERMAN
                                                   PORTFOLIOS                                    ADVISERS MANAGEMENT
                                                   (CONTINUED)    LORD ABBETT SERIES FUNDS        TRUST PORTFOLIOS
                                                    ---------     -------------------------   -------------------------

                                                                                                              LIMITED
                                                                   AMERICA'S    GROWTH AND                   MATURITY
                                                    SMALL CAP      VALUE (a)      INCOME      FASCIANO (a)     BOND
-------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $    (3,297)  $       244   $    (1,931)  $        (6)  $     5,407
   Net realized gain (loss) on investments in
      portfolio shares ...........................      (15,917)          208        (1,664)           --         1,216
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................      121,402         1,468       224,793           255        (4,511)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ..........................      102,188         1,920       221,198           249         2,112
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................       57,509         2,146        74,217           (42)       35,672
   Contract redemptions ..........................      (25,253)          (20)      (81,235)           --        (8,640)
   Net transfers .................................      (41,502)       19,489       143,492         2,563        (1,978)
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
           from contract owners' transactions ....       (9,246)       21,615       136,474         2,521        25,054
-------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....       92,942        23,535       357,672         2,770        27,166
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      309,781            --       675,876            --       124,582
-------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................  $   402,723   $    23,535   $ 1,033,548   $     2,770   $   151,748
=========================================================================================================================

Notes:

a)   For the period May 1, 2003  (inception of fund) through  December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================


                                                                                                                 ROYCE
       NEUBERGER BERMAN ADVISERS               PIMCO VARIABLE                    PIONEER VARIABLE               CAPITAL
MANAGEMENT TRUST PORTFOLIOS (CONTINUED)        INSURANCE TRUST                    CONTRACTS TRUST                FUND
 -------------------------------------     ------------------------   ---------------------------------------  ---------


  MIDCAP                                      REAL         TOTAL        EQUITY
  GROWTH       PARTNERS      REGENCY(a)     RETURN(a)    RETURN(a)      INCOME        EUROPE          FUND    MICRO-CAP(a)
--------------------------------------------------------------------------------------------------------------------------


 $        --   $        --   $        --   $         6  $        48   $     4,162   $         4   $       687  $        --

           3         2,683            18             8           19         1,939             6           759          262
--------------------------------------------------------------------------------------------------------------------------
          (3)       (2,683)          (18)           (2)          29         2,223            (2)          (72)        (262)
--------------------------------------------------------------------------------------------------------------------------



           6       (10,399)            8            (1)         (59)      (11,781)          622          (344)       5,217


          --            --            --            40           19            --            --            --          498


          --            --            --            17           22            --            --            --        3,704
--------------------------------------------------------------------------------------------------------------------------

           6       (10,399)            8            56          (18)      (11,781)          622          (344)       9,419
--------------------------------------------------------------------------------------------------------------------------


          35        90,537           789            26           --        52,896            --        16,442        2,078
--------------------------------------------------------------------------------------------------------------------------

 $        38   $    77,455   $       779   $        80  $        11   $    43,338   $       620   $    16,026  $    11,235
==========================================================================================================================


==========================================================================================================================


                                                                                                                 ROYCE
       NEUBERGER BERMAN ADVISERS               PIMCO VARIABLE                    PIONEER VARIABLE               CAPITAL
MANAGEMENT TRUST PORTFOLIOS (CONTINUED)        INSURANCE TRUST                    CONTRACTS TRUST                FUND
--------------------------------------     ------------------------   ---------------------------------------  ---------


  MIDCAP                                      REAL         TOTAL        EQUITY
  GROWTH       PARTNERS      REGENCY(a)     RETURN(a)    RETURN(a)      INCOME        EUROPE          FUND    MICRO-CAP(a)
--------------------------------------------------------------------------------------------------------------------------

 $        (3)  $    (2,683)  $       (18)  $        (2) $        29   $     2,223   $        (2)  $       (72) $      (262)

           6       (10,399)            8            56          (18)      (11,781)          622          (344)       9,419


          35        90,537           789            26           --        52,896            --        16,442        2,078
--------------------------------------------------------------------------------------------------------------------------

          38        77,455           779            80           11        43,338           620        16,026       11,235
--------------------------------------------------------------------------------------------------------------------------


         856        16,576            (6)          641        1,484        10,398          (186)        2,104        3,010
        (798)      (23,265)           --            --           --       (39,171)           --          (490)         (40)
          --       (16,750)       12,073         2,174        3,924        94,063          (434)        7,026      151,841
--------------------------------------------------------------------------------------------------------------------------

          58       (23,439)       12,067         2,815        5,408        65,290          (620)        8,640      154,811
--------------------------------------------------------------------------------------------------------------------------
          96        54,016        12,846         2,895        5,419       108,628             0        24,666      166,046
--------------------------------------------------------------------------------------------------------------------------
         487       224,899            --            --           --       138,153            --        68,414           --
--------------------------------------------------------------------------------------------------------------------------
 $       583   $   278,915   $    12,846   $     2,895  $     5,419   $   246,781   $        --   $    93,080  $   166,046
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================

                                                      ROYCE
                                                     CAPITAL
                                                      FUND
                                                   (CONTINUED)                    RYDEX VARIABLE TRUST
                                                    ---------     ---------------------------------------------------



                                                   SMALL-CAP(a)     JUNO(a)      MEDIUS(a)      MEKROS(a)       NOVA
--------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...........................  $        --   $        --   $        --   $    10,672   $        --
Expenses:
   Mortality and expense risk fees, net ..........          165             3           101           475           286
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............         (165)           (3)         (101)       10,197          (286)
--------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............        2,193            (1)        1,478         1,132         3,763
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................        4,278            --         1,806         6,947            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           60            --         2,179         4,305            --
--------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares .....................        6,531            (1)        5,463        12,384         3,763
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................           34           (44)       (1,710)         (784)        7,312
--------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................  $     6,400   $       (48)  $     3,652   $    21,797   $    10,789
==========================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

==========================================================================================================================

                                                      ROYCE
                                                     CAPITAL
                                                      FUND
                                                   (CONTINUED)                    RYDEX VARIABLE TRUST
                                                    ---------     ---------------------------------------------------



                                                   SMALL-CAP(a)     JUNO(a)      MEDIUS(a)      MEKROS(a)       NOVA
--------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............  $      (165)  $        (3)  $      (101)  $    10,197   $      (286)
   Net realized gain (loss) on investments in
      portfolio shares ...........................        6,531            (1)        5,463        12,384         3,763
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................           34           (44)       (1,710)         (784)        7,312
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .........................        6,400           (48)        3,652        21,797        10,789
--------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................        4,626            --           316         1,779         8,270
   Contract redemptions ..........................           --            --           (20)          (35)       (2,032)
   Net transfers .................................      126,960           921        42,046       196,875        (4,524)
--------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
           from contract owners' transactions ....      131,586           921        42,342       198,619         1,714
--------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....      137,986           873        45,994       220,416        12,503
--------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................           --            --            --            --        15,149
--------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................  $   137,986   $       873   $    45,994   $   220,416   $    27,652
==========================================================================================================================

Notes:

a)   For the period May 1, 2003 (inception of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                                                                    THIRD
                                                                      STRONG                       AVENUE      VAN ECK
                                                                     VARIABLE                     VARIABLE    WORLDWIDE
                                                                     INSURANCE                     SERIES     INSURANCE
    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS        FUNDS                        TRUST       TRUST
---------------------------------------   ----------------------     ---------                   -----------  ---------
                               U.S.
                            GOVERNMENT  COMMUNICATIONS                                STRONG       VARIABLE
               SECTOR          MONEY         AND         GLOBAL       MID CAP      OPPORTUNITY     ANNUITY    ABSOLUTE
  OTC        ROTATION(a)      MARKET     INFORMATION   TECHNOLOGY    GROWTH II       FUND II       TRUST(a)   RETURN(a)
-------------------------------------------------------------------------------------------------------------------------


$        --   $        --   $         2   $        --  $        --   $        --   $       527   $        34  $        --

      3,044            27         1,026           964          853         5,234         6,713           272            3
-------------------------------------------------------------------------------------------------------------------------
     (3,044)          (27)       (1,024)         (964)        (853)       (5,234)       (6,186)         (238)          (3)
-------------------------------------------------------------------------------------------------------------------------



    (77,668)          126            --       (64,053)      (5,237)     (113,307)     (101,494)          598           --


         --            --            --            --           --            --            --           179           --


         --            --            --            --           --            --            --           155           --
-------------------------------------------------------------------------------------------------------------------------

    (77,668)          126            --       (64,053)      (5,237)     (113,307)     (101,494)          932           --
-------------------------------------------------------------------------------------------------------------------------


    192,492           121            --        99,895       31,982       266,383       300,301         7,775            4
-------------------------------------------------------------------------------------------------------------------------

$   111,780   $       220   $    (1,024)  $    34,878  $    25,892   $   147,842   $   192,621   $     8,469  $         1
=========================================================================================================================


=========================================================================================================================
                                                                                                    THIRD
                                                                      STRONG                       AVENUE      VAN ECK
                                                                     VARIABLE                     VARIABLE    WORLDWIDE
                                                                     INSURANCE                     SERIES     INSURANCE
    RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS        FUNDS                        TRUST       TRUST
---------------------------------------   ----------------------     ---------                   -----------  ---------
                               U.S.
                            GOVERNMENT  COMMUNICATIONS                                STRONG       VARIABLE
               SECTOR          MONEY         AND         GLOBAL       MID CAP      OPPORTUNITY     ANNUITY    ABSOLUTE
  OTC        ROTATION(a)      MARKET     INFORMATION   TECHNOLOGY    GROWTH II       FUND II       TRUST(a)   RETURN(a)
-------------------------------------------------------------------------------------------------------------------------

$    (3,044)  $       (27)  $    (1,024)  $      (964) $      (853)  $    (5,234)  $    (6,186)  $      (238) $        (3)

    (77,668)          126            --       (64,053)      (5,237)     (113,307)     (101,494)          932           --


    192,492           121            --        99,895       31,982       266,383       300,301         7,775            4
-------------------------------------------------------------------------------------------------------------------------

    111,780           220        (1,024)       34,878       25,892       147,842       192,621         8,469            1
-------------------------------------------------------------------------------------------------------------------------


     47,767            --        17,171        63,610        3,178        62,892       106,290         1,048           --
    (53,761)           --       (60,009)       (2,704)      (5,178)     (105,613)      (71,842)          (14)          --
       (506)        4,494       109,555       (44,499)      (3,321)        2,460      (176,333)      191,083          888
-------------------------------------------------------------------------------------------------------------------------

     (6,500)        4,494        66,717        16,407       (5,321)      (40,261)     (141,885)      192,117          888
-------------------------------------------------------------------------------------------------------------------------
    105,280         4,714        65,693        51,285       20,571       107,581        50,736       200,586          889
-------------------------------------------------------------------------------------------------------------------------
    273,332            --         1,063       117,209       77,171       480,358       737,781            --           --
-------------------------------------------------------------------------------------------------------------------------
$   378,612   $     4,714   $    66,756   $   168,494  $    97,742   $   587,939   $   788,517   $   200,586  $       889
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===========================================================================================================================


                                                                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                    -----------------------------------------------------------------------

                                                                                                                ULTRA
                                                                   EMERGING        HARD           REAL       SHORT-TERM
                                                       BOND         MARKETS       ASSETS         ESTATE       INCOME(a)
---------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares ...........................  $     4,431   $        95   $       474   $       996   $        59
Expenses:
   Mortality and expense risk fees, net ..........        2,251           933         1,580           531             8
---------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............        2,180          (838)       (1,106)          465            51
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............        2,442         1,404         5,983         4,018           (30)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ...........................           --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ........................        2,442         1,404         5,983         4,018           (30)
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................          590        42,443        66,064        12,414            --
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations ............................  $     5,212   $    43,009   $    70,941   $    16,897   $        21
===========================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===========================================================================================================================


                                                                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                    -----------------------------------------------------------------------

                                                                                                                ULTRA
                                                                   EMERGING        HARD           REAL       SHORT-TERM
                                                       BOND         MARKETS       ASSETS         ESTATE       INCOME(a)
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
---------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...............  $     2,180   $      (838)  $    (1,106)  $       465   $        51
   Net realized gain (loss) on investments in
      portfolio shares ...........................        2,442         1,404         5,983         4,018           (30)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ...........................          590        42,443        66,064        12,414            --
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ..........................        5,212        43,009        70,941        16,897            21
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) .......................        2,987         6,215         9,589        13,831            75
   Contract redemptions ..........................      (21,683)      (19,200)      (27,827)       (2,065)           --
   Net transfers .................................       60,913        70,219       150,332       (19,311)          (96)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ...       42,217        57,234       132,094        (7,545)          (21)
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...       47,429       100,243       203,035         9,352            --
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      232,720        76,740        98,751        44,633            --
---------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .....................  $   280,149   $   176,983   $   301,786   $    53,985   $        --
===========================================================================================================================

Notes:

a) For the period May 1, 2003 (inception of fund) through December 22, 2003 (termination of fund).

b)   For the period May 1, 2003 (inception of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

===================================
  VARIABLE
 INSURANCE
   FUNDS
-----------

   CHOICE
   MARKET             COMBINED
 NEUTRAL(b)            TOTAL
-----------------------------------



$        --         $ 1,400,050

         18           1,370,471
-----------------------------------
        (18)             29,579
-----------------------------------



         --         (41,583,311)


         --              19,081


         --              10,442
-----------------------------------

         --         (41,553,788)
-----------------------------------


        (17)         88,441,469
-----------------------------------

$       (35)        $46,917,260
===================================






===================================
  VARIABLE
 INSURANCE
   FUNDS
-----------

   CHOICE
   MARKET             COMBINED
 NEUTRAL(b)            TOTAL
-----------------------------------

-----------------------------------
$       (18)       $     29,579

         --         (41,553,788)


        (17)         88,441,469
-----------------------------------

        (35)         46,917,260
-----------------------------------


         --          10,254,751
         --         (34,666,787)
      5,620          (2,618,658)
-----------------------------------

      5,620         (27,030,694)
-----------------------------------
      5,585          19,886,566
-----------------------------------
         --         170,631,427
-----------------------------------
$     5,585        $190,517,993
===================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                                                            ALLIANCE
                                                                                                                            VARIABLE
                                                                                                                            PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                         SERIES
                                                                  --------------------------------------------------        -------

                                                                                 LEVERAGED     MIDCAP         SMALL       GROWTH AND
                                                                     GROWTH       ALLCAP       GROWTH    CAPITALIZATION     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $       833   $       337    $      --   $        --      $    42
Expenses:
   Mortality and expense risk fees, net .......................        20,580        41,375        7,918        12,437           49
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................       (19,747)      (41,038)      (7,918)      (12,437)          (7)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................    (1,094,540)   (1,059,779)    (278,042)   (1,004,573)      (1,452)
   Net realized short-term capital gain distributions from
      investments in portfolio ................................            --            --           --            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................            --            --           --            --          216
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares    (1,094,540)   (1,059,779)    (278,042)   (1,004,573)      (1,236)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ...........................       247,351      (703,402)     (12,160)      589,427         (253)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .....   $  (866,936)  $(1,804,219)   $(298,120)  $  (427,583)     $(1,496)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                                                                            ALLIANCE
                                                                                                                            VARIABLE
                                                                                                                            PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                         SERIES
                                                                  --------------------------------------------------        -------

                                                                                 LEVERAGED     MIDCAP         SMALL       GROWTH AND
                                                                     GROWTH       ALLCAP       GROWTH    CAPITALIZATION     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   (19,747)  $   (41,038)   $  (7,918)  $   (12,437)     $    (7)
   Net realized gain (loss) on investments in portfolio shares     (1,094,540)   (1,059,779)    (278,042)   (1,004,573)      (1,236)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................       247,351      (703,402)     (12,160)      589,427         (253)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....      (866,936)   (1,804,219)    (298,120)     (427,583)      (1,496)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       305,549       499,603      168,597       168,609          575
   Contract redemptions .......................................      (760,872)     (969,607)    (147,901)     (373,645)      (5,838)
   Net transfers ..............................................      (327,940)     (378,853)      76,995       (68,242)          --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
           from contract owners' transactions .................      (783,263)     (848,857)      97,691      (273,278)      (5,263)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................    (1,650,199)   (2,653,076)    (200,429)     (700,861)      (6,759)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     3,018,265     5,543,733      829,430     1,597,408        7,535
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................   $ 1,368,066   $ 2,890,657    $ 629,001   $   896,547      $   776
====================================================================================================================================


a)   For the period 01/01/02 through 04/30/02 (termination of fund).

b) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          40|86
                                                                                                                          SERIES
              AMERICAN CENTURY                                                                                            TRUST
             VARIABLE PORTFOLIOS                               BERGER INSTITUTIONAL PRODUCTS TRUST                    PORTFOLIOS(b)
--------------------------------------    ---------------------------------------------------------------------      --------------

INCOME                                                                                                  SMALL
  AND                                                                    LARGE CAP       NEW           COMPANY
GROWTH    INTERNATIONAL        VALUE        GROWTH      INTERNATIONAL     GROWTH     GENERATION(a)     GROWTH             BALANCED
------------------------------------------------------------------------------------------------------------------------------------

$  2,137   $     1,530     $    10,446    $        --    $       302    $     8,407    $        --    $        --       $   427,096

   1,903         2,153          11,138          3,592            165          7,637            185          4,429           141,302
------------------------------------------------------------------------------------------------------------------------------------
     234          (623)           (692)        (3,592)           137            770           (185)        (4,429)          285,794
------------------------------------------------------------------------------------------------------------------------------------


 (98,858)      (56,636)        (66,946)      (156,223)        (5,046)      (436,179)       (66,418)      (491,378)       (1,149,159)

      --            --          63,851             --             --             --             --             --                --

      --            --           3,741             --             --             --             --             --                --
------------------------------------------------------------------------------------------------------------------------------------
 (98,858)      (56,636)            646       (156,223)        (5,046)      (436,179)       (66,418)      (491,378)       (1,149,159)
------------------------------------------------------------------------------------------------------------------------------------

  28,526         7,483        (190,555)       (26,479)         1,388         85,985         52,934        165,552        (1,251,046)
------------------------------------------------------------------------------------------------------------------------------------
$(70,098)  $   (49,776)    $  (190,601)   $  (186,294)   $    (3,521)   $  (349,424)   $   (13,669)   $  (330,255)      $(2,114,411)
====================================================================================================================================






====================================================================================================================================
                                                                                                                          40|86
                                                                                                                          SERIES
              AMERICAN CENTURY                                                                                            TRUST
             VARIABLE PORTFOLIOS                               BERGER INSTITUTIONAL PRODUCTS TRUST                    PORTFOLIOS(b)
--------------------------------------    ---------------------------------------------------------------------      --------------

INCOME                                                                                                  SMALL
  AND                                                                    LARGE CAP       NEW           COMPANY
GROWTH    INTERNATIONAL        VALUE        GROWTH      INTERNATIONAL     GROWTH     GENERATION(a)     GROWTH             BALANCED
------------------------------------------------------------------------------------------------------------------------------------

$    234   $      (623)           (692)   $    (3,592)   $       137    $       770    $      (185)   $    (4,429)      $   285,794
 (98,858)      (56,636)            646       (156,223)        (5,046)      (436,179)       (66,418)      (491,378)       (1,149,159)

  28,526         7,483        (190,555)       (26,479)         1,388         85,985         52,934        165,552        (1,251,046)
------------------------------------------------------------------------------------------------------------------------------------
 (70,098)      (49,776)       (190,601)      (186,294)        (3,521)      (349,424)       (13,669)      (330,255)       (2,114,411)
------------------------------------------------------------------------------------------------------------------------------------

  15,073        42,199         278,303         65,903          1,950        141,233          4,372         55,427         1,663,486
(100,099)      (22,998)       (272,916)      (163,205)            --       (245,141)        (2,969)      (112,856)       (3,327,836)
  33,167        21,802         112,497        (22,488)          (337)      (135,577)       (62,432)      (103,916)       (1,139,936)
------------------------------------------------------------------------------------------------------------------------------------

 (51,859)       41,003         117,884       (119,790)         1,613       (239,485)       (61,029)      (161,345)       (2,804,286)
------------------------------------------------------------------------------------------------------------------------------------
(121,957)       (8,773)        (72,717)      (306,084)        (1,908)      (588,909)       (74,698)      (491,600)       (4,918,697)
------------------------------------------------------------------------------------------------------------------------------------
 231,116       215,900       1,016,764        510,068          9,740      1,089,692         74,698        729,961        15,548,875
------------------------------------------------------------------------------------------------------------------------------------
$109,159   $   207,127     $   944,047    $   203,984    $     7,832    $   500,783    $        --    $   238,361       $10,630,178
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================


                                                                            40|86 SERIES TRUST PORTFOLIOS (CONTINUED)(a)
                                                                  -----------------------------------------------------------------

                                                                                                 FIXED     GOVERNMENT        HIGH
                                                                   FOCUS 20       EQUITY        INCOME     SECURITIES        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $        --   $   378,652    $ 655,185   $    30,300      $ 3,728
Expenses:
   Mortality and expense risk fees, net .......................           415       853,245       82,838         7,750          367
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................          (415)     (474,593)     572,347        22,550        3,361
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................       (78,918)  (13,905,702)    (186,032)       23,112       (6,061)
   Net realized short-term capital gain distributions from
     investments in portfolio .................................            --            --       81,226        18,386           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................            --            --           --         2,079           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      (78,918)  (13,905,702)    (104,806)       43,577       (6,061)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ........................        46,434    (4,779,077)    (101,370)       (7,027)       3,782
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....   $   (32,899)  $(19,159,372)  $ 366,171   $    59,100      $ 1,082
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================


                                                                            40|86 SERIES TRUST PORTFOLIOS (CONTINUED)(a)
                                                                  -----------------------------------------------------------------

                                                                                                 FIXED     GOVERNMENT        HIGH
                                                                   FOCUS 20       EQUITY        INCOME     SECURITIES        YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      (415)  $  (474,593) $   572,347   $    22,550      $ 3,361
   Net realized gain (loss) on investments in portfolio shares        (78,918)  (13,905,702)    (104,806)       43,577       (6,061)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................        46,434    (4,779,077)    (101,370)       (7,027)       3,782
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...       (32,899)  (19,159,372)     366,171        59,100        1,082
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        12,319     5,859,622      731,883        96,953        9,435
   Contract redemptions .......................................       (10,728)  (41,527,300)  (4,419,900)     (411,169)      (4,946)
   Net transfers ..............................................       (23,094)   (5,298,621)     149,827       558,504       41,427
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
            from contract owners' transactions ................       (21,503)  (40,966,299)  (3,538,190)      244,288       45,916
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       (54,402)  (60,125,671)  (3,172,019)      303,388       46,998
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        68,609   157,894,586   12,432,074       670,567       27,891
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................   $    14,207   $97,768,915  $ 9,260,055   $   973,955      $74,889
====================================================================================================================================

a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

b)   Formerly  Utility Fund prior to its name change  effective May 1, 2003.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================


   40|86                                                                                                                    FIRST
SERIES TRUST                                                                                                               AMERICAN
 PORTFOLIOS                                       DREYFUS VARIABLE                                                         INSURANCE
 (CONTINUED)                                      INVESTMENT FUNDS                  FEDERATED INSURANCE SERIES            PORTFOLIOS
------------                                ---------------------------     ------------------------------------------    ----------

              DREYFUS
             SOCIALLY         DREYFUS                                          HIGH
   MONEY    RESPONSIBLE        STOCK        DISCIPLINED    INTERNATIONAL      INCOME       INTERNATIONAL     CAPITAL       LARGE CAP
  MARKET      GROWTH           INDEX           STOCK           VALUE          BOND II        EQUITY II     INCOME II(b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$66,486    $     6,334     $   188,277    $       990    $       733    $    59,132    $        --      $    18,250        $     --

 52,254         30,896         146,216          1,773            753          6,043          2,570            3,352               2
------------------------------------------------------------------------------------------------------------------------------------
 14,232        (24,562)         42,061           (783)           (20)        53,089         (2,570)          14,898              (2)
------------------------------------------------------------------------------------------------------------------------------------


     --       (634,327)     (2,159,408)       (71,760)       (14,304)      (151,767)      (214,586)        (138,793)            (41)

     --             --              --             --             --             --             --               --              --

     --             --              --             --             --             --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------
     --       (634,327)     (2,159,408)       (71,760)       (14,304)      (151,767)      (214,586)        (138,793)            (41)
------------------------------------------------------------------------------------------------------------------------------------

     --       (458,591)     (1,882,467)         5,577         (8,765)        87,759        155,455           25,966             (19)
------------------------------------------------------------------------------------------------------------------------------------
$14,232    $(1,117,480)    $(3,999,814)   $   (66,966)   $   (23,089)   $   (10,919)   $   (61,701)     $   (97,929)       $    (62)
====================================================================================================================================






====================================================================================================================================


   40|86                                                                                                                    FIRST
SERIES TRUST                                                                                                               AMERICAN
 PORTFOLIOS                                       DREYFUS VARIABLE                                                         INSURANCE
 (CONTINUED)                                      INVESTMENT FUNDS                  FEDERATED INSURANCE SERIES            PORTFOLIOS
------------                                ---------------------------     ------------------------------------------    ----------

              DREYFUS
             SOCIALLY         DREYFUS                                          HIGH
   MONEY    RESPONSIBLE        STOCK        DISCIPLINED    INTERNATIONAL      INCOME       INTERNATIONAL     CAPITAL       LARGE CAP
  MARKET      GROWTH           INDEX           STOCK           VALUE          BOND II        EQUITY II     INCOME II(b)     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

$   14,232  $   (24,562)    $    42,061     $      (783)    $       (20)    $    53,089     $    (2,570)   $    14,898     $     (2)
        --     (634,327)     (2,159,408)        (71,760)        (14,304)       (151,767)       (214,586)      (138,793)         (41)

        --     (458,591)     (1,882,467)          5,577          (8,765)         87,759         155,455         25,966          (19)
------------------------------------------------------------------------------------------------------------------------------------
    14,232   (1,117,480)     (3,999,814)        (66,966)        (23,089)        (10,919)        (61,701)       (97,929)         (62)
------------------------------------------------------------------------------------------------------------------------------------

   281,715      504,105       1,705,379          19,399           3,073          64,341          35,176         32,287          559
(3,330,709)    (759,353)     (5,233,694)        (53,464)        (41,303)       (444,428)        (59,175)      (176,074)        (124)
 1,259,917     (180,840)       (181,525)        (83,992)         83,889         169,375         (92,376)        88,399          115
------------------------------------------------------------------------------------------------------------------------------------

(1,789,077)    (436,088)     (3,709,840)       (118,057)         45,659        (210,712)       (116,375)       (55,388)         550
------------------------------------------------------------------------------------------------------------------------------------
(1,774,845)  (1,553,568)     (7,709,654)       (185,023)         22,570        (221,631)       (178,076)      (153,317)         488
------------------------------------------------------------------------------------------------------------------------------------
 5,617,447    3,906,724      18,520,407         309,167          51,582         586,386         339,859        440,657           --
------------------------------------------------------------------------------------------------------------------------------------
$3,842,602  $ 2,353,156     $10,810,753     $   124,144     $    74,152     $   364,755     $   161,783    $   287,340     $    488
====================================================================================================================================

JEFFERSON NATIONAL LIFE Annuity account C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                    FIRST
                                                                  AMERICAN
                                                                  INSURANCE
                                                                 PORTFOLIOS
                                                                 (CONTINUED)             INVESCO VARIABLE INVESTMENT FUNDS
                                                                  ---------     ---------------------------------------------------


                                                                   MID CAP         CORE        FINANCIAL      HEALTH
                                                                    GROWTH        EQUITY       SERVICES      SCIENCES     HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $        --   $     1,787    $      28     $      --    $   2,094
Expenses:
   Mortality and expense risk fees, net .......................            15         1,263           26           148          535
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................           (15)          524            2          (148)       1,559
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................            (6)      (36,758)         (74)         (158)     (29,909)
   Net realized short-term capital gain distributions from
     investments in portfolio .................................            --            --           --            --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................            --            --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
         portfolio shares .....................................            (6)      (36,758)         (74)         (158)     (29,909)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................          (521)       (9,602)        (116)       (3,335)      23,331
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $      (542)  $   (45,836)   $    (188)    $  (3,641)   $  (5,019)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                    FIRST
                                                                  AMERICAN
                                                                  INSURANCE
                                                                 PORTFOLIOS
                                                                 (CONTINUED)             INVESCO VARIABLE INVESTMENT FUNDS
                                                                  ---------     ---------------------------------------------------


                                                                   MID CAP         CORE        FINANCIAL      HEALTH
                                                                    GROWTH        EQUITY       SERVICES      SCIENCES     HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $       (15)  $       524    $       2     $    (148)   $   1,559
   Net realized gain (loss) on investments in portfolio shares             (6)      (36,758)         (74)         (158)     (29,909)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................          (521)       (9,602)        (116)       (3,335)      23,331
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...          (542)      (45,836)        (188)       (3,641)      (5,019)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........           277        17,743        1,298        10,743        6,962
   Contract redemptions .......................................           (10)       (3,272)      (4,116)       (1,288)     (35,021)
   Net transfers ..............................................        21,421        42,270        6,808        12,713      (21,673)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
           from contract owners' transactions .................        21,688        56,741        3,990        22,168      (49,732)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................        21,146        10,905        3,802        18,527      (54,751)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................            --        92,694          529         4,984       74,228
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................   $    21,146   $   103,599    $   4,331     $  23,511    $  19,477
====================================================================================================================================

a)   Formerly Aggressive Growth prior to its name change effective May 1, 2003.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   INVESCO VARIABLE INVESTMENT FUNDS                                                       LAZARD RETIREMENT
              (CONTINUED)                       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
--------------------------------------    -----------------------------------------    --------------------------

                                                                                                                             LORD
                                                                                                                            ABBETT
                                                                                                                            SERIES
                                                                                                                             FUND
REAL ESTATE                     TELE-         MID CAP                      WORLDWIDE                                        GROWTH
OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS    GROWTH(a)      GROWTH          GROWTH         EQUITY        SMALL CAP        AND INCOME
------------------------------------------------------------------------------------------------------------------------------------

$   971    $        --     $        --    $        --    $        --    $   142,591    $        21    $        --       $     3,970
     --             --              --             --             --             --             --             --                --
    371              3              --         56,140         65,141        169,153            321          3,460             5,307
------------------------------------------------------------------------------------------------------------------------------------
    600             (3)             --        (56,140)       (65,141)       (26,562)          (300)        (3,460)           (1,337)
------------------------------------------------------------------------------------------------------------------------------------

 (1,974)           (36)            (54)    (3,034,637)    (1,370,581)      (780,198)        (4,658)       (32,929)          (24,675)

     --             --              --             --             --             --             --          1,845                --

     --             --              --             --             --             --             --             --                89
------------------------------------------------------------------------------------------------------------------------------------
 (1,974)           (36)            (54)    (3,034,637)    (1,370,581)      (780,198)        (4,658)       (31,084)          (24,586)
------------------------------------------------------------------------------------------------------------------------------------

    (74)          (190)             --      1,033,047       (653,280)    (4,495,278)        (1,200)       (50,660)          (79,151)
------------------------------------------------------------------------------------------------------------------------------------
$(1,448)   $      (229)    $       (54)   $(2,057,730)   $(2,089,002)   $(5,302,038)   $    (6,158)   $   (85,204)      $  (105,074)
====================================================================================================================================






====================================================================================================================================
   INVESCO VARIABLE INVESTMENT FUNDS                                                       LAZARD RETIREMENT
              (CONTINUED)                       JANUS ASPEN SERIES PORTFOLIOS              SERIES PORTFOLIOS
--------------------------------------    -----------------------------------------    --------------------------

                                                                                                                             LORD
                                                                                                                            ABBETT
                                                                                                                            SERIES
                                                                                                                             FUND
REAL ESTATE                     TELE-         MID CAP                      WORLDWIDE                                        GROWTH
OPPORTUNITY   TECHNOLOGY   COMMUNICATIONS    GROWTH(a)      GROWTH          GROWTH         EQUITY        SMALL CAP        AND INCOME
------------------------------------------------------------------------------------------------------------------------------------

$   600    $        (3)    $        --    $   (56,140)   $   (65,141)   $   (26,562)   $      (300)   $    (3,460)      $    (1,337)
 (1,974)           (36)            (54)    (3,034,637)    (1,370,581)      (780,198)        (4,658)       (31,084)          (24,586)

    (74)          (190)             --      1,033,047       (653,280)    (4,495,278)        (1,200)       (50,660)          (79,151)
------------------------------------------------------------------------------------------------------------------------------------
 (1,448)          (229)            (54)    (2,057,730)    (2,089,002)    (5,302,038)        (6,158)       (85,204)         (105,074)
------------------------------------------------------------------------------------------------------------------------------------

 31,218            (51)            411      1,014,698      1,084,151      2,061,256          2,842        202,972           147,452
     --             --              --     (1,333,398)    (2,117,636)    (4,900,883)           (20)       (31,075)          (72,736)
 59,410            488            (357)      (301,764)      (285,494)    (1,197,133)       (12,087)        66,220           318,886
------------------------------------------------------------------------------------------------------------------------------------

 90,628            437              54       (620,464)    (1,318,979)    (4,036,760)        (9,265)       238,117           393,602
------------------------------------------------------------------------------------------------------------------------------------
 89,180            208              --     (2,678,194)    (3,407,981)    (9,338,798)       (15,423)       152,913           288,528
------------------------------------------------------------------------------------------------------------------------------------
     --             --              --      7,368,726      8,399,531     21,560,003         47,300        156,868           387,348
------------------------------------------------------------------------------------------------------------------------------------
$89,180    $       208     $        --    $ 4,690,532    $ 4,991,550    $12,221,205    $    31,877    $   309,781       $   675,876
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                              NEUBERGER BERMAN
                                                                             ADVISERS MANAGEMENT                PIONEER VARIABLE
                                                                              TRUST PORTFOLIOS                   CONTRACTS TRUST
                                                                  --------------------------------------     ----------------------

                                                                    LIMITED
                                                                    MATURITY      MIDCAP                      EQUITY
                                                                      BOND        GROWTH        PARTNERS      INCOME       EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $     4,231   $        --    $   2,390     $   4,606    $      --
Expenses:
   Mortality and expense risk fees, net .......................         1,301            27        3,416         2,262           --
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................         2,930           (27)      (1,026)        2,344           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................         2,893        (1,323)     (48,463)      (39,482)          (3)
   Net realized short-term capital gain distributions from
      investments in portfolio ................................            --            --           --            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................            --            --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ..................................         2,893        (1,323)     (48,463)      (39,482)          (3)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................           341           (27)     (38,821)       (6,866)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $     6,164   $    (1,377)   $ (88,310)    $ (44,004)   $      (3)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                              NEUBERGER BERMAN
                                                                             ADVISERS MANAGEMENT                PIONEER VARIABLE
                                                                              TRUST PORTFOLIOS                   CONTRACTS TRUST
                                                                  --------------------------------------     ----------------------

                                                                    LIMITED
                                                                    MATURITY      MIDCAP                      EQUITY
                                                                      BOND        GROWTH        PARTNERS      INCOME       EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     2,930   $       (27)   $  (1,026)    $   2,344    $      --
   Net realized gain (loss) on investments in portfolio shares          2,893        (1,323)     (48,463)      (39,482)          (3)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................           341           (27)     (38,821)       (6,866)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...         6,164        (1,377)     (88,310)      (44,004)          (3)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        32,197           542       27,646        10,414           --
   Contract redemptions .......................................      (101,504)          (51)     (52,954)      (91,339)          --
   Net transfers ..............................................       109,673         1,373     (221,065)      (19,634)           3
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
           from contract owners' transactions .................        40,366         1,864     (246,373)     (100,559)           3
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................        46,530           487     (334,683)     (144,563)          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        78,052            --      559,582       282,716           --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............................   $   124,582   $       487    $ 224,899     $ 138,153    $      --
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   PIONEER
  VARIABLE                                                                                             STRONG
  CONTRACTS                                                                                           VARIABLE
    TRUST                                                                                             INSURANCE
 (CONTINUED)                   RYDEX VARIABLE TRUST                     SELIGMAN PORTFOLIOS             FUNDS
------------     ----------------------------------------------     ---------------------------       ----------

                                                        U.S.     COMMUNICATIONS        STRONG
                                                    GOVERNMENT         AND             GLOBAL          MID CAP         OPPORTUNITY
    FUND             NOVA             OTC          MONEY MARKET    INFORMATION       TECHNOLOGY       GROWTH II           FUND II
------------------------------------------------------------------------------------------------------------------------------------

$        621     $      2,485     $         --     $         25     $         --     $         --     $         --     $      3,469

         728              192            3,054               49            1,429              504            7,370            7,947
------------------------------------------------------------------------------------------------------------------------------------
        (107)           2,293           (3,054)             (24)          (1,429)            (504)          (7,370)          (4,478)
------------------------------------------------------------------------------------------------------------------------------------


      (1,362)         (20,554)        (349,825)              --          (79,504)         (28,140)        (553,794)        (185,990)

          --               --               --               --               --               --               --           13,446
------------------------------------------------------------------------------------------------------------------------------------
      (1,362)         (20,554)        (349,825)              --          (79,504)         (28,140)        (553,794)        (172,544)
------------------------------------------------------------------------------------------------------------------------------------

     (14,041)           8,451          187,523               --            8,051           14,501          195,104          (97,165)
------------------------------------------------------------------------------------------------------------------------------------
$    (15,510)    $     (9,810)    $   (165,356)    $        (24)    $    (72,882)    $    (14,143)    $   (366,060)    $   (274,187)
====================================================================================================================================









====================================================================================================================================
   PIONEER
  VARIABLE                                                                                             STRONG
  CONTRACTS                                                                                           VARIABLE
    TRUST                                                                                             INSURANCE
 (CONTINUED)                   RYDEX VARIABLE TRUST                     SELIGMAN PORTFOLIOS             FUNDS
------------     ----------------------------------------------     ---------------------------       ----------

                                                        U.S.     COMMUNICATIONS        STRONG
                                                    GOVERNMENT         AND             GLOBAL          MID CAP         OPPORTUNITY
    FUND             NOVA             OTC          MONEY MARKET    INFORMATION       TECHNOLOGY       GROWTH II           FUND II
------------------------------------------------------------------------------------------------------------------------------------

$       (107)    $      2,293     $     (3,054)    $        (24)    $     (1,429)    $       (504)    $     (7,370)    $     (4,478)
      (1,362)         (20,554)        (349,825)              --          (79,504)         (28,140)        (553,794)        (172,544)

     (14,041)           8,451          187,523               --            8,051           14,501          195,104          (97,165)
------------------------------------------------------------------------------------------------------------------------------------
     (15,510)          (9,810)        (165,356)             (24)         (72,882)         (14,143)        (366,060)        (274,187)
------------------------------------------------------------------------------------------------------------------------------------

       1,887            2,353           61,677            7,876           17,892            9,607          113,371          159,704
      (3,950)            (968)         (71,055)              --          (25,635)         (20,587)        (154,366)        (208,756)
       8,239            2,375           60,412           (9,106)          23,934           50,221         (154,105)         247,780
------------------------------------------------------------------------------------------------------------------------------------

       6,176            3,760           51,034           (1,230)          16,191           39,241         (195,100)         198,728
------------------------------------------------------------------------------------------------------------------------------------
      (9,334)          (6,050)        (114,322)          (1,254)         (56,691)          25,098         (561,160)         (75,459)
------------------------------------------------------------------------------------------------------------------------------------
      77,748           21,199          387,654            2,317          173,900           52,073        1,041,518          813,240
------------------------------------------------------------------------------------------------------------------------------------
$     68,414     $     15,149     $    273,332     $      1,063     $    117,209     $     77,171     $    480,358     $    737,781
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                   ------------------------------------------------

                                                                                EMERGING        HARD         REAL        COMBINED
                                                                      BOND       MARKETS       ASSETS       ESTATE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $      --    $     249    $     851    $   1,289    $  2,030,875
Expenses:
   Mortality and expense risk fees, net .........................        858          973        1,744          646       1,777,720
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ............................       (858)        (724)        (893)         643         253,155
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................      3,493         (250)      10,435       (5,470)    (30,117,802)
   Net realized short-term capital gain distributions from
      investments in portfolio ..................................         --           --           --           --         165,308
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................         --           --           --           --          19,571
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares      3,493         (250)      10,435       (5,470)    (29,932,923)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................     15,936        2,836      (10,301)      (5,544)    (11,894,643)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....  $  18,571    $   1,862    $    (759)   $ (10,371)   $(41,574,411)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2002

====================================================================================================================================
                                                                       VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                   ------------------------------------------------

                                                                                EMERGING        HARD         REAL        COMBINED
                                                                      BOND       MARKETS       ASSETS       ESTATE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $    (858)   $    (724)   $    (893)   $     643    $    253,155
   Net realized gain (loss) on investments in portfolio shares ..      3,493         (250)      10,435       (5,470)    (29,932,923)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ........................     15,936        2,836      (10,301)      (5,544)    (11,894,643)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....     18,571        1,862         (759)     (10,371)    (41,574,411)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........      8,442       12,581       16,618       13,417      17,845,321
   Contract redemptions .........................................    (10,652)     (50,193)     (46,633)     (23,005)    (72,339,353)
   Net transfers ................................................    191,336       10,141       23,307       21,802      (6,447,861)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
           from contract owners' transactions ...................    189,126      (27,471)      (6,708)      12,214     (60,941,893)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................    207,697      (25,609)      (7,467)       1,843    (102,516,304)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     25,023      102,349      106,218       42,790     273,147,731
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ................................  $ 232,720    $  76,740    $  98,751    $  44,633    $170,631,427
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2003 AND 2002

================================================================================

(1)  GENERAL

     Jefferson National Life Annuity Account C ("Account C") (formerly Conseco Variable Account C prior to its name change effective May 1, 2003) was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the 40/86 Series Trust (formerly Conseco Series Trust prior to its name change in October 2003), a diversified open-end management investment company. Thereafter, additional investment options were offered.

     The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003) pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

     Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

     From November 2003 to present, the Company has been subject to informal investigations by the New York Attorney General's office and the Securities and Exchange Commission regarding potential market timing and late trading activities. While the Company has cooperated in these investigations, it is impossible to predict their outcome and whether or not the Company will incur any loss, material or otherwise. The Company has not established any loss reserves pending the outcome of these investigations.

     On March 12, 2004, the Company received a Wells notice from the Northeast Regional Office of the Securities and Exchange Commissions, advising the Company that the staff was considering recommending to the Commission that a civil injunctive action be filed against the Company alleging various violations of the Securities Act, the Securities and Exchange Act and the Investment Company Act, as well as aiding and abetting violations of the Investment Advisors Act. The staff orally informed the Company that the action was based on alleged market timing activity that was processed through variable annuity contracts issued by Jefferson National. The New York Attorney General also orally advised the Company that it was considering filing a proceeding under the New York Martin Act based on the same allegations. On March 23, 2004, the Company met with the staff of the SEC and the New York Attorney General to respond to the Wells notice, at which time it presented its views as to why no action was justified again the Company on the facts and law. No decision as to what the respective staffs' recommendation might be was communicated to the Company at that time. The Company is continuing to cooperate with both the SEC staff and the New York Attorney General in their investigations.

     Currently, the following investment subaccounts are available to new investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Focus 20 Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Mid Cap Core Equity Fund Series II

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS INC.
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Core Equity Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Growth Portfolio
   Growth and Income Portfolio
   International Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

DECEMBER 31, 2003 AND 2002

================================================================================

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio
   Regency Portfolio

PIMCO VARIABLE INSURANCE TRUST
   Real Return Bond Portfolio
   Total Return Bond Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Fund Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   Juno Fund
   Medius Fund
   Mekros Fund
   Nova Fund
   OTC Fund
   Sector Rotation Fund
   Ursa Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG OPPORTUNITY FUND II

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

THIRD AVENUE VARIABLE SERIES TRUST
   Third Avenue Value Portfolio

LEVCO SERIES TRUST
   LEVCO Equity Value Fund

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

VARIABLE INSURANCE FUNDS
   Choice VIT Market Neutral Fund

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

     Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

 ANNUITY RESERVES

     Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payment is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts require, transfers may be made to the Company.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $128,533,091 and $29,815,045 for the years ended December 31, 2003 and 2002, respectively. The aggregate proceeds from sales of investments in portfolio shares were $155,157,372 and $90,499,486 for the years ended December 31, 2003 and 2002, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuar-

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

DECEMBER 31, 2003 AND 2002

================================================================================

ial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

     The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,370,471 and $1,777,720 for the years ended December 31, 2003 and 2002, respectively.

     Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $307,469 and $498,468 for the years ended December 31, 2003 and 2002, respectively.

(5)  FINANCIAL HIGHLIGHTS

     Beginning in 2001, disclosure of total returns, investment income and expenses ratios became a new requirement.

     The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

     The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

     The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin below.

====================================================================================================================================
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------          TOTAL      INCOME       EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 Series Trust:
   Balanced Portfolio
     December 31, 2003...........................      4,013         $ 2.97      $11,925            22.06%      2.30%         1.00%
     December 31, 2002...........................      4,288           2.43       10,437           -13.77%      3.02%         1.00%
     December 31, 2001...........................      5,430           2.82       15,328            -7.54%      3.11%         1.00%
   Equity Portfolio - Qualified
     December 31, 2003...........................      2,718          38.43      104,459            36.30%      0.24%         0.64%
     December 31, 2002...........................      3,332          28.20       93,956           -13.97%      0.28%         0.64%
     December 31, 2001...........................      4,643          32.78      152,183           -10.88%      0.68%         0.64%
   Equity Portfolio - Nonqualified
     December 31, 2003...........................         74          30.42        2,244            36.30%       .24%         0.64%
     December 31, 2002...........................         84          22.32        1,870           -13.97%       .28%         0.64%
     December 31, 2001...........................        111          25.95        2,871           -10.88%       .68%         0.64%
   Fixed Income Portfolio - Qualified
     December 31, 2003...........................      1,096           7.54        8,264             8.52%      4.64%         0.74%
     December 31, 2002...........................      1,277           6.95        8,872             3.91%      6.58%         0.74%
     December 31, 2001...........................      1,777           6.69       11,879             8.03%      5.84%         0.74%
   Fixed Income Portfolio - Nonqualified
     December 31, 2003...........................         38           7.24          273             8.52%      4.64%         0.74%
     December 31, 2002...........................         41           6.67          271             3.91%      6.58%         0.74%
     December 31, 2001...........................         67           6.42          430             8.03%      5.84%         0.74%
   Focus 20 Portfolio
     December 31, 2003...........................        333           0.32          108            52.14%      0.00%         1.00%
     December 31, 2002...........................         67           0.21           14           -52.88%      0.00%         1.00%
     December 31, 2001...........................        152           0.45           69           -46.54%      0.00%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------          TOTAL      INCOME       EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 Series Trust (continued)
   Government Securities Portfolio
     December 31, 2003...........................        414          $1.63        $ 675             0.35%      3.38%         1.00%
     December 31, 2002...........................        600           1.62          974             8.24%      3.91%         1.00%
     December 31, 2001...........................        447           1.50          671             5.07%      4.54%         1.00%
   High Yield Portfolio
     December 31, 2003...........................         92           1.38          126            26.12%      6.47%         1.00%
     December 31, 2002...........................         68           1.09           75             4.41%     10.16%         1.00%
     December 31, 2001...........................         27           1.05           28             2.14%     11.73%         1.00%
   Money Market Portfolio - Qualified
     December 31, 2003...........................        836           3.17        2,648            -0.36%      0.63%         0.99%
     December 31, 2002...........................      1,151           3.18        3,658             0.25%      1.26%         0.99%
     December 31, 2001...........................      1,738           3.17        5,508             2.94%      3.90%         0.99%
   Money Market Portfolio - Nonqualified
     December 31, 2003...........................          2           3.17            7            -0.36%       .63%         0.99%
     December 31, 2002...........................         52           3.18          165             0.25%      1.26%         0.99%
     December 31, 2001...........................         28           3.17           87             2.94%      3.90%         0.99%
AIM Variable Insurance Funds:
   Basic Value Portfolio
     December 31, 2003...........................         20           1.29           25            29.48%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
   Mid Cap Core Equity Portfolio
     December 31, 2003...........................          2           1.24            3            24.90%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
The Alger American Fund:
   Growth Portfolio
     December 31, 2003...........................       1063           1.53         1625            33.82%      0.00%         1.00%
     December 31, 2002...........................      1,198           1.14        1,368           -33.66%      0.04%         1.00%
     December 31, 2001...........................      1,753           1.72        3,018           -12.70%      0.23%         1.00%
   Leveraged AllCap Portfolio
     December 31, 2003...........................      1,038           2.76        2,867            33.39%      0.00%         1.00%
     December 31, 2002...........................      1,322           2.07        2,737           -34.57%      0.01%         1.00%
     December 31, 2001...........................      1,652           3.16        5,228           -16.77%      0.00%         1.00%
   MidCap Portfolio
     December 31, 2003...........................        577           2.06        1,189            46.32%      0.00%         1.00%
     December 31, 2002...........................        446           1.41          629           -30.24%      0.00%         1.00%
     December 31, 2001...........................        411           2.02          829            -7.46%      7.07%         1.00%
   Small Capitalization Portfolio
     December 31, 2003...........................      1,090           1.17        1,274            40.93%      0.00%         1.00%
     December 31, 2002...........................      1,081           0.83          897           -26.96%      0.00%         1.00%
     December 31, 2001...........................      1,407           1.14        1,597           -30.22%      0.05%         1.00%
Alliance Variable Products Series Fund, Inc.:
   Growth and Income Portfolio
     December 31, 2003...........................          6           1.04            6            31.19%      0.47%         1.00%
     December 31, 2002...........................          1           0.79            1           -22.83%      0.86%         1.00%
     December 31, 2001...........................          7           1.03            8             2.27%      0.00%         1.00%
American Century Variable Portfolios, Inc.:
   Income and Growth Fund
     December 31, 2003...........................        218           1.04          226            28.08%      0.88%         1.00%
     December 31, 2002...........................        134           0.81          109           -20.17%      1.12%         1.00%
     December 31, 2001...........................        227           1.02          231            -9.27%      0.91%         1.00%
   International Fund
     December 31, 2003...........................        340           1.17          399            23.27%      0.60%         1.00%
     December 31, 2002...........................        217           0.95          207           -21.17%      0.71%         1.00%
     December 31, 2001...........................        179           1.21          216           -29.88%      0.07%         1.00%
   Value Fund
     December 31, 2003...........................        560           1.81        1,011            27.68%      1.14%         1.00%
     December 31, 2002...........................        667           1.42          944           -13.49%       .94%         1.00%
     December 31, 2001...........................        621           1.64        1,017            11.69%      0.88%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------          TOTAL      INCOME       EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.
     December 31, 2003...........................      1,702          $1.76      $ 2,988            24.75%      0.12%         1.00%
     December 31, 2002...........................      1,648           1.41        2,320           -29.65%      0.21%         1.00%
     December 31, 2001...........................      1,926           2.00        3,854           -23.35%      0.06%         1.00%
Dreyfus Stock Index Fund
     December 31, 2003...........................      5,751           2.14       12,319            27.09%      1.49%         1.00%
     December 31, 2002...........................      6,282           1.69       10,589           -23.14%      1.29%         1.00%
     December 31, 2001...........................      8,337           2.19       18,283           -13.06%      1.08%         1.00%
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio
     December 31, 2003...........................        158           0.91          144            22.30%      0.86%         1.00%
     December 31, 2002...........................        166           0.75          124           -23.39%      0.56%         1.00%
     December 31, 2001...........................        318           0.97          309           -14.14%      0.53%         1.00%
   International Value Portfolio
     December 31, 2003...........................        165           1.15          189            35.00%      1.71%         1.00%
     December 31, 2002...........................         87           0.85           74           -13.10%      0.97%         1.00%
     December 31, 2001...........................         53           0.98           51           -14.09%      1.51%         1.00%
Federated Insurance Series:
   Capital Income Fund II
     December 31, 2003...........................        261           1.23          319            19.47%      6.01%         1.00%
     December 31, 2002...........................        275           1.03          282           -24.71%      5.44%         1.00%
     December 31, 2001...........................        318           1.36          433           -14.58%      3.09%         1.00%
   High Income Bond Fund II
     December 31, 2003...........................        256           1.54          395            21.00%      7.22%         1.00%
     December 31, 2002...........................        281           1.27          358             0.36%      9.79%         1.00%
     December 31, 2001...........................        455           1.27          578             0.37%     10.25%         1.00%
   International Equity Fund II
     December 31, 2003...........................        224           1.46          328            30.55%      0.00%         1.00%
     December 31, 2002...........................        145           1.12          162           -23.53%      0.00%         1.00%
     December 31, 2001...........................        232           1.46          340           -30.13%      5.54%         1.00%
First American Insurance Portfolios:
   Large Cap Growth Portfolio
     December 31, 2003...........................          3           0.70            2            21.72%      0.00%         1.00%
     December 31, 2002...........................          1           0.57            1           -30.83%      0.00%         1.00%
     December 31, 2001...........................         --           0.83           --           -18.31%      0.00%         1.00%
   Mid Cap Growth Portfolio
     December 31, 2003...........................          5           0.78            4            31.35%      0.00%         1.00%
     December 31, 2002...........................         36           0.60           21           -30.00%      0.00%         1.00%
     December 31, 2001...........................         --           0.85           --           -15.96%      0.00%         1.00%
Invesco Variable Investment Funds, Inc:
   Core Equity Fund
     December 31, 2003...........................        168           1.07          180            21.38%      1.67%         1.00%
     December 31, 2002...........................        118           0.88          104           -19.92%      1.41%         1.00%
     December 31, 2001...........................         84           1.10           93            -9.88%      2.06%         1.00%
   Financial Services Fund
     December 31, 2003...........................          6           1.05            6            28.29%      0.53%         1.00%
     December 31, 2002...........................          5           0.82            4           -15.75%      1.08%         1.00%
     December 31, 2001...........................          1           0.97            1            -3.59%      1.00%         1.00%
   Health Sciences Fund
     December 31, 2003...........................         83           0.97           80            26.51%      0.00%         1.00%
     December 31, 2002...........................         31           0.77           24           -25.20%      0.00%         1.00%
     December 31, 2001...........................          5           1.03            5             2.02%      1.33%         1.00%
   High Yield Fund
     December 31, 2003...........................         60           0.92           55            23.79%      6.83%         1.00%
     December 31, 2002...........................         26           0.74           19            -2.27%      3.91%         1.00%
     December 31, 2001...........................         98           0.76           74           -15.78%      8.95%         1.00%
   Real Estate Opportunity Fund
     December 31, 2003...........................        137           1.47          202            37.44%      2.19%         1.00%
     December 31, 2002...........................         84           1.07           89             5.32%      2.62%         1.00%
     December 31, 2001...........................         --           1.01           --             1.06%      0.00%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------          TOTAL      INCOME       EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
Invesco Variable Investment Funds, Inc (continued)
   Technology Fund
     December 31, 2003...........................         33          $0.55         $ 18            43.84%      0.00%         1.00%
     December 31, 2002...........................          1           0.38            1           -47.38%      0.00%         1.00%
     December 31, 2001...........................         --           0.73           --           -29.22%      0.00%         1.00%
   Telecommunications Fund
     December 31, 2003...........................         --           0.37           --            32.97%       N/A          1.00%
     December 31, 2002...........................         --           0.28           --           -51.30%      0.00%         1.00%
     December 31, 2001...........................         --           0.58           --           -43.72%      0.00%         1.00%
Janus Aspen Series:
   Growth Portfolio
     December 31, 2003...........................      3,284           1.91        6,271            30.42%      0.09%         1.00%
     December 31, 2002...........................      3,348           1.46        4,903           -27.24%      0.00%         1.00%
     December 31, 2001...........................      4,139           2.01        8,331           -25.49%      0.07%         1.00%
   Growth and Income Portfolio
     December 31, 2003...........................        454           1.23          558            20.31%      1.35%         1.00%
     Inception March 21, 2003....................         --           1.02           --              N/A        N/A          1.00%
   International Growth Portfolio
     December 31, 2003...........................         28           1.45           41            42.89%      2.49%         1.00%
     Inception March 21, 2003....................         --           1.01           --              N/A        N/A          1.00%
   Mid Cap Growth Portfolio
     December 31, 2003...........................      3,247           1.73        5,627            33.76%      0.00%         1.00%
     December 31, 2002...........................      3,594           1.30        4,657           -28.65%      0.00%         1.00%
     December 31, 2001...........................      4,024           1.82        7,308           -40.06%      0.00%         1.00%
   Worldwide Growth Portfolio
     December 31, 2003...........................      5,528           2.26       12,507            22.76%      1.13%         1.00%
     December 31, 2002...........................      6,526           1.84       12,028           -26.24%      0.84%         1.00%
     December 31, 2001...........................      8,496           2.50       21,232           -23.21%      0.47%         1.00%
Lazard Retirement Series, Inc.:
   Equity Portfolio
     December 31, 2003...........................         39           1.05           41            22.78%      0.69%         1.00%
     December 31, 2002...........................         37           0.85           32           -17.09%      0.07%         1.00%
     December 31, 2001...........................         46           1.03           47            -8.39%      0.79%         1.00%
   Small Cap Portfolio
     December 31, 2003...........................        289           1.39          403            35.86%      0.00%         1.00%
     December 31, 2002...........................        302           1.02          310           -18.50%      0.00%         1.00%
     December 31, 2001...........................        125           1.26          157            17.44%      7.24%         1.00%
Lord Abbett Series Fund, Inc.:
   America's Value Portfolio
     December 31, 2003...........................         19           1.22           24            22.49%      7.42%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
   Growth and Income Portfolio
     December 31, 2003...........................        797           1.30        1,034            29.71%      0.76%         1.00%
     December 31, 2002...........................        676           1.00          676           -18.85%      0.75%         1.00%
     December 31, 2001...........................        314           1.23          387            -7.65%      0.83%         1.00%
Neuberger Berman Advisers Management Trust:
   Fasciano Portfolio
     December 31, 2003...........................          2           1.26            3            25.24%      0.14%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
   Limited Maturity Bond Portfolio
     December 31, 2003...........................        116           1.31          152             1.40%      4.73%         1.00%
     December 31, 2002...........................         97           1.29          125             4.29%      3.25%         1.00%
     December 31, 2001...........................         63           1.24           78             7.69%     12.53%         1.00%
   Midcap Growth Portfolio
     December 31, 2003...........................          1           0.77           --            26.80%      0.00%         1.00%
     December 31, 2002...........................          1           0.60            1           -30.04%      0.00%         1.00%
     December 31, 2001...........................         --           0.86           --           -14.32%      0.00%         1.00%
   Partners Portfolio
     December 31, 2003...........................        212           1.31          279            33.75%      0.00%         1.00%
     December 31, 2002...........................        229           0.98          225           -24.90%      0.70%         1.00%
     December 31, 2001...........................        428           1.31          560            -3.80%      0.37%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------          TOTAL      INCOME       EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust (continued)
   Regency Portfolio
     December 31, 2003...........................         10         $ 1.31         $ 13            30.54%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
PIMCO Variable Insurance Trust:
   Real Return Porfolio
     December 31, 2003...........................          3           1.05            3             5.07%      0.75%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
   Total Return Portfolio
     December 31, 2003...........................          5           1.01            5             1.29%      2.53%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
Pioneer Variable Contracts Trust:
   Equity Income Portfolio
     December 31, 2003...........................        267           0.92          247            21.05%      2.15%         1.00%
     December 31, 2002...........................        181           0.76          138           -16.88%      2.04%         1.00%
     December 31, 2001...........................        307           0.92          283            -6.85%      1.82%         1.00%
   Europe Portfolio
     December 31, 2003...........................         --           0.79           --            31.60%      0.67%         1.00%
     December 31, 2002...........................         --           0.60           --           -19.87%      0.00%         1.00%
     December 31, 2001...........................         --           0.75           --           -24.20%      2.70%         1.00%
   Fund Portfolio
     December 31, 2003...........................        108           0.86           93            22.21%      0.91%         1.00%
     December 31, 2002...........................         97           0.70           68           -20.06%      0.85%         1.00%
     December 31, 2001...........................         88           0.88           78           -10.51%      0.89%         1.00%
Royce Capital Fund:
   Micro-Cap Fund
     December 31, 2003...........................        112           1.48          166            47.20%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
   Small-Cap Fund
     December 31, 2003...........................         99           1.40          138            39.92%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
Rydex Variable Trust:
   Juno Fund
     December 31, 2003...........................          1           0.99            1            -1.38%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
   Medius Fund
     December 31, 2003...........................         31           1.49           46            48.66%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
   Mekros Fund
     December 31, 2003...........................        139           1.59          220            58.38%     22.47%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
   Nova Fund
     December 31, 2003...........................          3          10.07           28            37.81%      0.00%         1.00%
     December 31, 2002...........................          2           7.31           15           -36.37%     12.94%         1.00%
     December 31, 2001...........................          2          11.48           21           -24.34%     19.13%         1.00%
   OTC Fund
     December 31, 2003...........................         29          13.25          379            43.97%      0.00%         1.00%
     December 31, 2002...........................         30           9.20          273           -39.46%      0.00%         1.00%
     December 31, 2001...........................         25          15.20          388           -35.82%      0.00%         1.00%
   Sector Rotation Fund
     December 31, 2003...........................          4           1.25            5            25.01%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A          1.00%
   Ursa Fund
     December 31, 2003...........................         --           0.80           --           -19.48%       N/A          1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
   U.S. Government Bond Fund
     December 31, 2003...........................         --           0.97           --            -2.92%       N/A          1.00%
     Inception May 1, 2003.......................         --           0.99             N/A           N/A        N/A          1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

DECEMBER 31, 2003 AND 2002

====================================================================================================================================
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------          TOTAL      INCOME       EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (CONTINUED)
   U.S. Government Money Market Fund
     December 31, 2003...........................         67          $0.99         $ 67            -0.98%      0.00%         1.00%
     December 31, 2002...........................          1           1.00            1            -0.53%      0.51%         1.00%
     December 31, 2001...........................          2           1.01            2             0.66%      1.40%         1.00%
Seligman Portfolios, Inc.:
   Communications and Information Portfolio
     December 31, 2003...........................        324           0.52          168            42.62%      0.00%         1.00%
     December 31, 2002...........................        321           0.36          117           -36.87%      0.00%         1.00%
     December 31, 2001...........................        301           0.58          174             4.02%      0.00%         1.00%
   Global Technology Portfolio
     December 31, 2003...........................        207           0.47           98            34.70%      0.00%         1.00%
     December 31, 2002...........................        220           0.35           77           -32.47%      0.00%         1.00%
     December 31, 2001...........................        100           0.52           52           -22.98%      0.21%         1.00%
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II
     December 31, 2003...........................        406           1.45          588            32.88%      0.00%         1.00%
     December 31, 2002...........................        441           1.09          480           -38.19%      0.00%         1.00%
     December 31, 2001...........................        591           1.76        1,041           -31.46%      0.00%         1.00%
Strong Opportunity Fund II, Inc.
     December 31, 2003...........................        431           1.83          789            35.64%      0.08%         1.00%
     December 31, 2002...........................        547           1.35          738           -27.55%      0.44%         1.00%
     December 31, 2001...........................        436           1.86          813            -4.67%      3.01%         1.00%
Third Avenue Variable Series Funds:
   Variable Annuity Trust:
     December 31, 2003...........................        146           1.38          201            37.81%      0.13%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
LEVCO Series Trust:
   LEVCO Equity Value Fund
     December 31, 2003...........................         --           1.10           --            27.29%       N/A          1.00%
     December 31, 2002...........................         --           0.86           --           -13.72%      0.00%         1.00%
     Inception June 24, 2002.....................         --           1.00           --
Van Eck Worldwide Insurance Trust:
   Worldwide Absolute Return Fund
     December 31, 2003...........................          1           1.00            1            -0.47%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%
   Worldwide Bond Fund.
     December 31, 2003...........................        196           1.43          280            16.99%      1.97%         1.00%
     December 31, 2002...........................        191           1.22          233            20.45%      0.00%         1.00%
     December 31, 2001...........................         25           1.01           25            -6.06%      3.81%         1.00%
   Worldwide Emerging Markets Fund
     December 31, 2003...........................        206           0.86          177            52.66%      0.10%         1.00%
     December 31, 2002...........................        137           0.56           77            -3.87%      0.26%         1.00%
     December 31, 2001...........................        175           0.58          102            -2.79%      0.00%         1.00%
   Worldwide Hard Assets Fund
     December 31, 2003...........................        222           1.36          302            43.64%      0.30%         1.00%
     December 31, 2002...........................        104           0.95           99            -3.81%      0.49%         1.00%
     December 31, 2001...........................        108           0.98          106           -11.35%      1.34%         1.00%
   Worldwide Real Estate Fund
     December 31, 2003...........................         42           1.28           54            33.16%      1.88%         1.00%
     December 31, 2002...........................         47           0.96           45            -5.43%      2.00%         1.00%
     December 31, 2001...........................         42           1.02           43             4.28%      2.01%         1.00%
Variable Insurance Funds:
   Choice Market Neutral Funds
     December 31, 2003...........................          5           1.02            6             1.82%      7.38%         1.00%
     Inception May 1, 2003.......................         --           0.99           --              N/A        N/A          1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

================================================================================

(6)  UNIT PROGRESSION

     The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                      40|86 SERIES TRUST (a)
                                                           =========================================================================

                                                                                            FIXED                       GOVERNMENT
                                                              BALANCED        EQUITY       INCOME          FOCUS 20     SECURITIES
====================================================================================================================================
Number of units, beginning of year .......................  4,287,817.1    3,416,038.3   1,317,842.6       66,825.5      599,973.0
Units purchased ..........................................    623,403.7      203,802.1     159,578.9      387,789.0      245,066.1
Units redeemed ...........................................   (897,631.3)    (827,937.1)   (343,526.3)    (121,100.3)    (430,808.2)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................  4,013,589.5    2,791,903.3   1,133,895.2      333,514.2      414,230.9
====================================================================================================================================

                                                                ALLIANCE                                                   BERGER
                                                                VARIABLE                                               INSTITUTIONAL
                                                                PRODUCT                 AMERICAN CENTURY                  PRODUCTS
                                                                 SERIES                 VARIABLE PRODUCT                   TRUST
                                                           =========================================================================

                                                              GROWTH AND     INCOME AND
                                                                INCOME         GROWTH    INTERNATIONAL      VALUE        GROWTH (c)
====================================================================================================================================

Number of units, beginning of year .......................        978.5      134,358.4     217,435.4      667,068.0      324,203.2
Units purchased ..........................................      5,052.3      268,427.9     295,946.4      247,229.4       11,705.8
Units redeemed ...........................................        (20.7)    (185,112.0)   (173,104.8)    (354,586.4)    (335,909.0)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................      6,010.1      217,674.3     340,277.0      559,711.0             --
====================================================================================================================================

                                                                                                                          INVESCO
                                                                                                                          VARIABLE
                                                                FEDERATED INSURANCE              FIRST AMERICAN         INVESTMENT
                                                                 SERIES (CONTINUED)           INSURANCE PORTFOLIOS         FUNDS
                                                           =========================================================================

                                                             HIGH INCOME   INTERNATIONAL    LARGE CAP      MID CAP          CORE
                                                               BOND II       EQUITY II        GROWTH        GROWTH         EQUITY
====================================================================================================================================
Number of units, beginning of year .......................    280,937.4      144,533.7         849.5       35,472.1      117,823.9
Units purchased ..........................................     70,021.1      117,668.8       5,682.1        3,653.3       79,579.2
Units redeemed ...........................................    (94,640.9)     (37,907.3)     (3,599.7)     (34,447.8)     (28,910.5)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................    256,317.6      224,295.2       2,931.9        4,677.6      168,492.6
====================================================================================================================================

                                                                                                                            LORD
                                                                JANUS ASPEN SERIES                                         ABBETT
                                                                    (CONTINUED)            LAZARD RETIREMENT SERIES      SERIES FUND
                                                           =========================================================================

                                                              MID CAP       WORLDWIDE                                     AMERICA'S
                                                             GROWTH(g)       GROWTH          EQUITY       SMALL CAP       VALUE(b)
====================================================================================================================================
Number of units, beginning of year .......................  3,593,852.3    6,526,170.4      37,445.4      302,501.0           --
Units purchased ..........................................    760,352.4      819,096.2       3,399.9      108,645.7       19,232.4
Units redeemed ........................................... (1,107,556.3)  (1,817,238.1)     (1,330.5)    (121,681.4)         (17.5)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................  3,246,648.4    5,528,028.5      39,514.8      289,465.3       19,214.9
====================================================================================================================================

(a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

(b)  For the period May 1, 2003  (inception  date of fund) through  December 31,
     2003.

(c) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
     Berger IPT Growth to Janus Aspen Growth
     Berger IPT Large Cap Growth to Janus Aspen Growth and Income
     Berger IPT International to Janus Aspen International Growth.

(d) For the period January 1, 2003 through March 31, 2003 (termination of fund).

(e) Formerly Federated Utility Fund II prior to its name change effective May 1, 2003.

(f) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c).

(g) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.

====================================================================================================================================

====================================================================================================================================


     40|86 SERIES TRUST
       (CONTINUED)(a)             AIM VARIABLE INSURANCE FUND                         THE ALGER AMERICAN FUNDS
============================    ===============================    =================================================================

      HIGH            MONEY                          MID CAP                        LEVERAGED          MIDCAP            SMALL
      YIELD          MARKET        BASIC VALUE     CORE EQUITY       GROWTH           ALLCAP           GROWTH       CAPITALIZATION
====================================================================================================================================
    68,502.9     1,203,004.0            --              --         1,197,573.7     1,321,633.5        446,395.4       1,081,268.3
   167,065.9     1,658,755.1        19,760.5         2,323.8         347,593.1       212,156.3        443,221.6         438,004.2
  (143,931.8)   (2,023,353.4)          (16.4)           --          (481,890.4)     (495,788.8)      (312,857.7)       (429,040.4)
------------------------------------------------------------------------------------------------------------------------------------
    91,637.0       838,405.7        19,744.1         2,323.8       1,063,276.4     1,038,001.0        576,759.3       1,090,232.1
====================================================================================================================================


             BERGER INSTITUTIONAL                                                         DREYFUS VARIABLE             FEDERATED
          PRODUCTS TRUST (CONTINUED)                                                      INVESTMENT FUNDS         INSURANCE SERIES
============================================                                         ==========================   ==================

                                                    DREYFUS
                                     SMALL         SOCIALLY          DREYFUS
                   LARGE CAP        COMPANY       RESPONSIBLE         STOCK          DISCIPLINE     INTERNATIONAL        CAPITAL
INTERNATIONAL(c)   GROWTH(c)       GROWTH(d)        GROWTH            INDEX            STOCK            VALUE           INCOME(e)
====================================================================================================================================
     9,845.1       490,773.3       296,503.9     1,648,448.2       6,282,169.1       166,443.4         87,173.5         275,084.4
       321.1        18,532.0        17,166.6       574,729.2       1,002,403.2        35,156.8         98,696.0         277,390.7
   (10,166.2)     (509,305.3)     (313,670.5)     (521,473.5)     (1,534,007.8)      (43,304.8)       (21,084.0)       (291,867.3)
------------------------------------------------------------------------------------------------------------------------------------
        --              --              --       1,701,703.9       5,750,564.5       158,295.4        164,785.5         260,607.8
====================================================================================================================================


                 INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                    JANUS ASPEN SERIES
===============================================================================   ==================================================

                                                     REAL
    FINANCIAL        HEALTH                         ESTATE                                           GROWTH AND       INTERNATIONAL
    SERVICES        SCIENCES       HIGH YIELD     OPPORTUNITY        TECHNOLOGY      GROWTH           INCOME(f)          GROWTH(f)
====================================================================================================================================
     5,291.1        30,656.7        26,264.4        83,537.3             543.5     3,348,500.2             --                --
       730.4        82,219.0        42,188.7        99,944.5          63,204.8       807,056.8        565,684.8          61,624.0
      (149.2)      (30,303.6)       (8,856.7)      (45,985.0)        (30,361.8)     (871,843.5)      (111,795.1)        (33,625.5)
------------------------------------------------------------------------------------------------------------------------------------
     5,872.3        82,572.1        59,596.4       137,496.8          33,386.5     3,283,713.5        453,889.7          27,998.5
====================================================================================================================================


     LORD
    ABBETT
  SERIES FUND                                                                                               PIMCO VARIABLE
  (CONTINUED)                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                        INSURANCE TRUST
================   =============================================================================     ===============================

   GROWTH AND                       LIMITED           MIDCAP                                             REAL              TOTAL
     INCOME        FASCIANO(b)   MATURITY BOND        GROWTH         PARTNERS        REGENCY(b)        RETURN(b)         RETURN(b)
====================================================================================================================================
   675,787.4            --          96,604.0           805.6         228,991.6            --               --
   200,908.1         2,202.8        51,740.6         1,234.7         130,043.3         9,830.6          2,745.5          17,170.1
   (79,986.6)            0.0       (32,305.5)       (1,278.8)       (146,697.9)            0.0              0.0          11,825.9)
------------------------------------------------------------------------------------------------------------------------------------
   796,708.9         2,202.8       116,039.1           761.5         212,337.0         9,830.6          2,745.5           5,344.2
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

================================================================================

(6)  UNIT PROGRESSION

     The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                                                           RYDEX
                                                                  PIONEER VARIABLE                                       VARIABLE
                                                                   CONTRACTS TRUST            ROYCE CAPITAL FUND           TRUST
                                                              ========================     ========================    =============

                                                            EQUITY INCOME       FUND      MICRO-CAP(a)  SMALL-CAP(a)       JUNO(a)
====================================================================================================================================
Number of units, beginning of year .......................    180,822.1       97,228.9          --             --            --
Units purchased ..........................................    134,777.8       11,638.9     229,676.7      134,133.8         885.2
Units redeemed ...........................................    (48,774.5)        (625.7)   (117,463.5)     (35,338.0)          0.0
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................    266,825.4      108,242.1     112,213.2       98,795.8         885.2
====================================================================================================================================


                                                                                         THIRD AVENUE
                                                           STRONG VARIABLE                 VARIABLE             VAN ECK WORLDWIDE
                                                           INSURANCE FUNDS               SERIES TRUST            INSURANCE TRUST
                                                          =================             ==============        ======================
                                                                               STRONG       VARIABLE
                                                               MID CAP      OPPORTUNITY     ANNUITY         ABSOLUTE
                                                              GROWTH II       FUND II       TRUST(a)        RETURN(a)       BOND
====================================================================================================================================
Number of units, beginning of year .......................    440,938.6      546,629.2          --             --        190,656.1
Units purchased ..........................................    104,226.9      207,419.0     153,367.5          892.8      146,763.9
Units redeemed ...........................................   (139,013.6)    (323,346.7)     (7,814.8)          --       (141,233.7)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ........................    406,151.9      430,701.5     145,552.7          892.8      196,186.3
====================================================================================================================================

(a)  For the period May 1, 2003  (inception  date of fund) through  December 31,
     2003.

(b) For the period May 1, 2003 (inception date of fund) through December 22, 2003 (termination of fund).

================================================================================

                                RYDEX VARIABLE TRUST (CONTINUED)                                          SELIGMAN PORTFOLIOS
================================================================================================  ==================================
                                                                                        U.S.       COMMUNICATIONS
                                                                       SECTOR        GOVERNMENT          AND             GLOBAL
    MEDIUS(a)      MEKROS(a)           NOVA            OTC           ROTATION(a)    MONEY MARKET     INFORMATION       TECHNOLOGY
====================================================================================================================================
          --              --         2,073.3        29,696.6                --         1,061.4        321,186.2         219,892.2
    42,614.3       155,588.7         4,346.0        12,856.3          32,283.4       214,420.7        149,792.2          42,459.9
   (11,673.5)      (16,618.9)       (3,673.1)      (13,981.8)        (28,521.5)     (148,158.0)      (147,241.6)        (55,598.2)
------------------------------------------------------------------------------------------------------------------------------------
    30,940.8       138,969.8         2,746.2        28,571.1           3,761.9        67,324.1        323,736.8         206,753.9
====================================================================================================================================

                                                                VARIABLE
                        VAN ECK WORLDWIDE                       INSURANCE
                  INSURANCE TRUST (CONTINUED)                     FUNDS
===========================================================  ================             =============

                                                  ULTRA
     EMERGING         HARD          REAL        SHORT-TERM     CHOICE MARKET                 COMBINED
     MARKETS         ASSETS        ESTATE        INCOME(b)    NEUTRAL FUND(b)                  TOTAL
=============================================================================             =============
    136,663.7      104,338.9      46,514.3          --            --                       43,461,627.7
    103,095.1      174,800.1      24,463.4        6,916.3       5,485.5                    13,980,041.9
    (33,293.0)     (57,146.8)    (28,728.4)      (6,916.3)        --                      (16,819,001.1)
-----------------------------------------------------------------------------             -------------
    206,465.8      221,992.2      42,249.3          --          5,485.5                    40,622,668.5
=============================================================================             =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

================================================================================

(6)  UNIT PROGRESSION

     The changes in units outstanding for the year ended December 31, 2002, were as follows:

                                                                                                                         ALLIANCE
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                            THE ALGER AMERICAN FUNDS                      SERIES
                                                   ==================================================================  =============

                                                                       LEVERAGED         MIDCAP           SMALL          GROWTH AND
                                                        GROWTH           ALLCAP          GROWTH       CAPITALIZATION       INCOME
====================================================================================================================================
Number of units, beginning of year .............     1,752,800.5      1,652,033.9       410,608.4      1,407,152.6          7,333.9
Units purchased ................................       388,407.5        245,404.2       253,318.5        624,055.4            682.6
Units redeemed .................................      (943,634.3)      (575,804.6)     (217,531.5)      (949,939.7)        (7,038.0)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ..............     1,197,573.7      1,321,633.5       446,395.4      1,081,268.3            978.5
====================================================================================================================================

                                                                                        40|86 SERIES TRUST PORTFOLIOS(b)
                                                                      ==============================================================

                                                                                                                          FIXED
                                                                       BALANCED         FOCUS 20         EQUITY           INCOME
====================================================================================================================================
Number of units, beginning of year .............                      5,429,730.6       152,076.7      4,753,704.1      1,844,034.9
Units purchased ................................                      1,035,752.9       111,461.5        257,762.0        272,382.6
Units redeemed .................................                     (2,177,666.4)     (196,712.7)    (1,595,427.8)      (798,574.9)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ..............                      4,287,817.1        66,825.5      3,416,038.3      1,317,842.6
====================================================================================================================================

                                                                           FEDERATED INSURANCE                  FIRST AMERICAN
                                                                            SERIES (CONTINUED)               INSURANCE PORTFOLIOS
                                                                      ============================      ============================

                                                                      INTERNATIONAL      CAPITAL         LARGE CAP         MID CAP
                                                                        EQUITY II      INCOME II(c)        GROWTH           GROWTH
====================================================================================================================================
Number of units, beginning of year .............                        232,182.2       317,990.4               --               --
Units purchased ................................                        150,993.9       141,772.4          1,065.4         35,488.5
Units redeemed .................................                       (238,642.4)     (184,678.4)          (215.9)           (16.4)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ..............                        144,533.7       275,084.4            849.5         35,472.1
====================================================================================================================================

                                                                                                                             LORD
                                                          JANUS ASPEN SERIES                 LAZARD RETIREMENT              ABBETT
                                                        PORTFOLIOS (CONTINUED)               SERIES PORTFOLIOS              SERIES
                                                    =============================       ==========================            FUND
                                                                       WORLDWIDE                                            GROWTH
                                                       GROWTH           GROWTH            EQUITY         SMALL CAP        AND INCOME
====================================================================================================================================
Number of units, beginning of year .............     4,139,584.5      8,496,430.6        46,069.2        124,849.7        314,293.8
Units purchased ................................       915,544.1      1,304,428.0         8,447.9        361,961.6        497,108.3
Units redeemed .................................    (1,706,628.4)    (3,274,688.2)      (17,071.7)      (184,310.3)      (135,614.7)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ..............     3,348,500.2      6,526,170.4        37,445.4        302,501.0        675,787.4
====================================================================================================================================

                                                                                                           STRONG
                                                          RYDEX                                           VARIABLE
                                                     VARIABLE TRUST                                      INSURANCE
                                                       (CONTINUED)         SELIGMAN PORTFOLIOS             FUNDS
                                                   ----------------  ------------------------------    ------------
                                                                     COMMUNICATIONS                                         STRONG
                                                    U.S. GOVERNMENT        AND            GLOBAL          MID CAP        OPPORTUNITY
                                                      MONEY MARKET     INFORMATION      TECHNOLOGY       GROWTH II         FUND II
====================================================================================================================================
Number of units, beginning of year .............         2,301.6        300,841.5       100,203.2        590,928.6        436,551.4
Units purchased ................................         7,843.8        119,947.6       174,488.1        177,241.2        443,742.3
Units redeemed .................................        (9,084.0)       (99,602.9)      (54,799.1)      (327,231.2)      (333,664.5)
------------------------------------------------------------------------------------------------------------------------------------
     Number of units, end of year ..............         1,061.4        321,186.2       219,892.2        440,938.6        546,629.2
====================================================================================================================================

a)   For the period 01/01/02 through 04/30/02 (termination of fund).

b) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.

c)   Formerly Utility II Fund prior to its name change effective May 1, 2003.

d)   Formerly  Aggressive Growth prior to its name change effective May 1, 2003.

================================================================================


               AMERICAN CENTURY
              VARIABLE PORTFOLIOS                                         BERGER INSTITUTIONAL PRODUCTS TRUST
============================================      ==================================================================================
                                                                                                                         SMALL
  INCOME AND                                                                         LARGE CAP          NEW             COMPANY
    GROWTH      INTERNATIONAL        VALUE          GROWTH         INTERNATIONAL      GROWTH       GENERATION(a)         GROWTH
====================================================================================================================================
   227,080.9       178,675.8       621,519.2       484,251.8           9,538.3       701,603.4        251,546.9         456,105.6
   256,469.4       507,651.0       855,469.7        59,264.2          13,412.4       122,334.8         17,064.4         108,958.7
  (349,191.9)     (468,891.4)     (809,920.9)     (219,312.8)        (13,105.6)     (333,164.9)      (268,611.3)       (268,560.4)
------------------------------------------------------------------------------------------------------------------------------------
   134,358.4       217,435.4       667,068.0       324,203.2           9,845.1       490,773.3               --         296,503.9
====================================================================================================================================


                                                                                                                       FEDERATED
                                                                                           DREYFUS VARIABLE            INSURANCE
   40|86 TRUST PORTFOLIOS (CONTINUED)(b)                                                   INVESTMENT FUNDS              SERIES
============================================                                        ==============================  ================

                                                 DREYFUS
                                                 SOCIALLY           DREYFUS
  GOVERNMENT         HIGH          MONEY        RESPONSIBLE          STOCK          DISCIPLINED     INTERNATIONAL      HIGH INCOME
  SECURITIES         YIELD         MARKET          GROWTH            INDEX             STOCK            VALUE            BOND II
====================================================================================================================================
   447,132.1        26,639.2     1,765,090.8     1,925,971.9       8,337,240.0       317,572.7         52,695.0         454,854.4
   636,741.0        84,375.2     3,054,121.6       891,694.5       2,163,565.0       292,263.6        118,589.3         250,582.0
  (483,900.1)      (42,511.5)   (3,616,208.4)   (1,169,218.2)     (4,218,635.9)     (443,392.9)       (84,110.8)       (424,499.0)
------------------------------------------------------------------------------------------------------------------------------------
   599,973.0        68,502.9     1,203,004.0     1,648,448.2       6,282,169.1       166,443.4         87,173.5         280,937.4
====================================================================================================================================


                                                                                                                         JANUS
                                                                                                                         ASPEN
                                                                                                                        SERIES
                                       INVESCO VARIABLE INVESTMENT FUNDS                                              PORTFOLIOS
=================================================================================================================  =================
                                                                        REAL
     CORE           FINANCIAL        HEALTH                            ESTATE                          TELE-             MID CAP
    EQUITY          SERVICES        SCIENCES       HIGH YIELD       OPPORTUNITY       TECHNOLOGY   COMMUNICATIONS       GROWTH(d)
====================================================================================================================================
    84,424.5           544.1         4,861.2        97,818.2                --              --             --         4,023,856.2
   287,000.3         9,573.3        27,653.8        13,966.6         128,534.4           543.5        1,108.0           954,606.9
  (253,600.9)       (4,826.3)       (1,858.3)      (85,520.4)        (44,997.1)             --       (1,108.0)       (1,384,610.8)
------------------------------------------------------------------------------------------------------------------------------------
   117,823.9         5,291.1        30,656.7        26,264.4          83,537.3           543.5             --         3,593,852.3
====================================================================================================================================


              NEUBERGER BERMAN                                     PIONEER VARIABLE
    ADVISERS MANAGEMENT TRUST PORTFOLIOS                            CONTRACT TRUST                        RYDEX VARIABLE TRUST
==============================================    =================================================  ===============================

    LIMITED          MIDCAP                         EQUITY
 MATURITY BOND       GROWTH        PARTNERS         INCOME              EUROPE          FUND             NOVA              OTC
====================================================================================================================================
    63,119.9            --         427,900.4       307,554.2              --          88,332.2          1,846.3          25,496.8
   251,827.5        10,512.5       195,003.7        36,350.5             475.8        14,373.5          2,915.8          18,624.5
  (218,343.4)       (9,706.9)     (393,912.5)     (163,082.6)           (475.8)       (5,476.8)        (2,688.8)        (14,424.7)
------------------------------------------------------------------------------------------------------------------------------------
    96,604.0           805.6       228,991.6       180,822.1              --          97,228.9          2,073.3          29,696.6
====================================================================================================================================


        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
============================================================                    ================


                    EMERGING          HARD            REAL                           COMBINED
      BOND          MARKETS          ASSETS          ESTATE                           TOTAL
============================================================                    ================
    24,692.1       175,217.1       107,947.0        42,170.0                      54,245,000.5
   219,350.4        95,724.6       260,125.9        70,762.1                      19,560,890.7
   (53,386.4)     (134,278.0)     (263,734.0)      (66,417.8)                    (30,344,263.5)
------------------------------------------------------------                    ----------------
   190,656.1       136,663.7       104,338.9        46,514.3                      43,461,627.7
============================================================                    ================

REPORT OF INDEPENDENT AUDITORS


================================================================================

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE
INSURANCE COMPANY AND CONTRACT OWNERS OF
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

     We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C ("Variable Account") (comprising, respectively, the 40|86 Series Trust Balanced Portfolio, 40|86 Series Trust Equity Portfolio, 40|86 Series Trust Fixed Income Portfolio, 40|86 Series Trust Focus 20 Portfolio, 40|86 Series Trust Government Securities Portfolio, 40|86 Series Trust High Yield Portfolio, 40|86 Series Trust Money Market Portfolio, AIM Variable Insurance Fund Basic Value Portfolio, AIM Variable Insurance Fund Mid Cap Core Equity Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Variable Product Series Growth and Income Portfolio, American Century Income and Growth Portfolio, American Century International Portfolio, American Century Value Portfolio, Berger Institutional Products Trust (IPT) Growth Portfolio, Berger IPT International Portfolio, Berger IPT Large Cap Growth Portfolio, Berger IPT Small Company Growth Portfolio, Dreyfus Socially Responsible Growth Portfolio, Dreyfus Stock Index Portfolio, Dreyfus Variable Investment Funds (VIS) Disciplined Stock Portfolio, Dreyfus VIS International Value Portfolio, Federated Insurance Series Capital Income II Portfolio, Federated Insurance Series High Income Bond II Portfolio, Federated Insurance Series International Equity II Portfolio, First American Insurance Large Cap Growth Portfolio, First American Insurance Mid Cap Growth Portfolio, Invesco Variable Investment Fund (VIF) Core Equity Fund, Invesco VIF Financial Services Fund, Invesco VIF Health Sciences Fund, Invesco VIF High Yield Fund, Invesco VIF Real Estate Opportunity Fund, Invesco VIF Technology Fund, Janus Aspen Series Growth Portfolio, Janus Aspen Series Growth and Income Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Mid Cap Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirement Series Equity Portfolio, Lazard Retirement Series Small Cap Portfolio, Lord Abbett Series America's Value Portfolio, Lord Abbett Series Growth and Income Portfolio, Neuberger Berman Advisers Management Trust
(AMT) Fasciano Portfolio, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT MidCap Growth Portfolio, Neuberger Berman AMT Partners Portfolio, Neuberger Berman AMT Regency Portfolio, Pimco Variable Insurance Trust (VIT) Real Return Portfolio, Pimco VIT Total Return Portfolio, Pioneer Variable Contract Trust (VCT) Equity Income Portfolio, Pioneer VCT Fund Portfolio, Royce Micro-Cap Fund, Royce Small-Cap Fund, Rydex Variable Trust Juno Fund, Rydex Variable Trust Medius Fund, Rydex Variable Trust Mekros Fund, Rydex Variable Trust Nova Fund, Rydex Variable Trust OTC Fund, Rydex Variable Trust Sector Rotation Fund, Rydex Variable Trust U.S. Government Money Market Fund, Seligman Portfolios Communication and Information Portfolio, Seligman Portfolios Global Technology Portfolio, Strong Variable Insurance Mid Cap Growth II Fund, Strong Opportunity Fund II, Third Avenue Variable Annuity Trust Fund, Van Eck Worldwide Insurance Trust Absolute Return Fund, Van Eck Worldwide Insurance Trust Bond Fund, Van Eck Worldwide Insurance Trust Emerging Markets Fund, Van Eck Worldwide Insurance Trust Hard Assets Fund, Van Eck Worldwide Insurance Trust Real Estate Fund, Van Eck Worldwide Insurance Trust Ultra Short-Term Income Fund and, Variable Insurance Choice Market Neutral Fund) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Jefferson National Life Annuity Account C at December 31, 2003, and the results of their operations and the changes in their net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.




/s/ Ernst & Young LLP



New York, NY

April 1, 2004

================================================================================

                                  JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                  SPONSOR
                                  Jefferson National Life Insurance Company
                                  DISTRIBUTOR
                                  Jefferson National Equity Sales, Inc.
                                  INDEPENDENT AUDITORS
                                  Ernst & Young LLP